  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 26, 1996


                                                       1933 ACT FILE NO. 2-90946
                                                      1940 ACT FILE NO. 811-4015
================================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-1A

                            REGISTRATION STATEMENT
                                    UNDER
                          THE SECURITIES ACT OF 1933             [X]
                       POST-EFFECTIVE AMENDMENT NO. 31           [X]
                            REGISTRATION STATEMENT
                                    UNDER
                      THE INVESTMENT COMPANY ACT OF 1940         [X]
                               AMENDMENT NO. 34                  [X]

                        EATON VANCE MUTUAL FUNDS TRUST
    ---------------------------------------------------------------------
             (FORMERLY EATON VANCE GOVERNMENT OBLIGATIONS TRUST)
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                ----------------------------------------------
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                 617-482-8260
                    -------------------------------------
                       (REGISTRANT'S TELEPHONE NUMBER)

                                ALAN R. DYNNER
                24 FEDERAL STREET, BOSTON, MASSACHUSETTS 02110
                    --------------------------------------
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)


It is proposed that this filing will become effective pursuant to rule 485 (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)       [X] on February 1, 1997 pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (b)                     [ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] 60 days after filing pursuant to paragraph (a)(1)       [ ] on (date) pursuant to paragraph (a)(2).
If appropriate, check the following box:
[ ] this post effective amendment designates a new effective date for a perviously filed post- effective amendment.

    Tax-Managed Growth Portfolio has also executed this Registration
Statement.

    The Registrant has filed a Declaration pursuant to Rule 24f-2 and on May 24, 1996 filed its "Notice" as required by that Rule for the series of the Registrant with a fiscal year end of March 31, 1996, on February 23, 1996 filed its "Notice" for the series of the Registrant with a fiscal year end of December 31, 1995 and on November 8, 1995 filed its "Notice" for the series of the Registrant with a fiscal year end of October 31, 1995. Registrant continues its election to register an indefinite number of shares of beneficial interest pursuant to Rule 24f-2.

================================================================================

This Amendment to the registration statement on Form N-1A consists of the following documents and papers:

    Cross Reference Sheet required by Rule 481(a) under the Securities Act of
      1933


    Part A--The Prospectuses of:
            EV Classic Tax-Managed Growth Fund
            EV Marathon Tax-Managed Growth Fund
            EV Traditional Tax-Managed Growth Fund

    Part B--The Statements of Additional Information of:
            EV Classic Tax-Managed Growth Fund
            EV Marathon Tax-Managed Growth Fund
            EV Traditional Tax-Managed Growth Fund


    Part C--Other Information

    Signatures

    Exhibit Index Required by Rule 483(b) under the Securities Act of 1933

    Exhibits

This Amendment is not intended to amend the Prospectus and Statement of Additional Information of any series of the Registrant not identified above.

                        EATON VANCE MUTUAL FUNDS TRUST


                      EV CLASSIC TAX-MANAGED GROWTH FUND
                     EV MARATHON TAX-MANAGED GROWTH FUND
                    EV TRADITIONAL TAX-MANAGED GROWTH FUND
                            CROSS REFERENCE SHEET
                         ITEMS REQUIRED BY FORM N-1A
PART A
ITEM NO.          ITEM CAPTION                       PROSPECTUS CAPTION
--------          ------------                 -------------------------------
 1. ............  Cover Page                   Cover Page
 2. ............  Synopsis                     Shareholder and Fund Expenses
 3. ............  Condensed Financial          The Fund's Financial
                  Information                    Highlights; Performance
                                                 Information
 4. ............  General Description of       The Fund's Investment
                    Registrant                   Objective; The Tax-Managed
                                                 Mutual Fund Advantage;
                                                 Investment Policies and
                                                 Risks; Organization of the
                                                 Fund and the Portfolio
 5. ............  Management of the Fund       Management of the Fund and the
                                                 Portfolio
 5A.............  Management's Discussion of   Not Applicable
                    Fund Performance
 6. ............  Capital Stock and Other      Organization of the Fund and
                    Securities                   the Portfolio; Reports to
                                                 Shareholders; The Lifetime
                                                 Investing Account/
                                                 Distribution Options;
                                                 Distributions and Taxes
 7. ............  Purchase of Securities       Valuing Fund Shares;
                    Being Offered                Distribution Plan; Service
                                                 Plan (for Traditional Fund
                                                 only); How to Buy Fund
                                                 Shares; The Lifetime
                                                 Investing Account/
                                                 Distribution Options; The
                                                 Eaton Vance Exchange
                                                 Privilege; Eaton Vance
                                                 Shareholder Services
 8. ............  Redemption or Repurchase     How to Redeem Fund Shares
 9. ............  Pending Legal Proceedings    Not Applicable

PART B                                         STATEMENT OF ADDITIONAL
ITEM NO.          ITEM CAPTION                        INFORMATION CAPTION
--------          ------------                 -------------------------------
10. ............  Cover Page                   Cover Page
11. ............  Table of Contents            Table of Contents
12. ............  General Information and      Other Information
                    History
13. ............  Investment Objectives and    Additional Information about
                    Policies                     Investment Policies;
                                                 Investment Restrictions
14. ............  Management of the Fund       Trustees and Officers; Fees and
                                                 Expenses
15. ............  Control Persons and          Control Persons and Principal
                    Principal Holders of         Holders of Securities
                    Securities
16. ............  Investment Advisory and      Investment Adviser and
                    Other                        Administrator; Distribution
                    Services                     Plan; Service Plan (for
                                                 Traditional Fund only);
                                                 Custodian; Independent
                                                 Accountants; Fees and
                                                 Expenses; Other Information
17. ............  Brokerage Allocation and     Not Applicable
                    Other
                    Practices
18. ............  Capital Stock and Other      Other Information
                    Securities
19. ............  Purchase, Redemption and     Determination of Net Asset
                    Pricing of Securities        Value; Principal Underwriter;
                    Being Offered                Service for Withdrawal;
                                                 Services for Accumulation
                                                 (for Traditional Fund only);
                                                 Distribution Plan; Service
                                                 Plan (for Traditional Fund
                                                 only); Fees and Expenses
20. ............  Tax Status                   Taxes
21. ............  Underwriters                 Principal Underwriter; Fees and
                                                 Expenses
22. ............  Calculation of Performance   Investment Performance;
                    Data                         Performance Information
23. ............  Financial Statements         Financial Statements

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                  EV CLASSIC
                           TAX-MANAGED GROWTH FUND
------------------------------------------------------------------------------


EV CLASSIC TAX-MANAGED GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SEPARATE SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated February 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.


------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


                                  PAGE                                      PAGE

Shareholder and Fund Expenses .....  2    Valuing Fund Shares ............... 11
The Fund's Financial Highlights ...  3    How to Buy Fund Shares ............ 11
The Fund's Investment Objective ...  4    How to Redeem Fund Shares ......... 12
The Tax-Managed Mutual Fund               Reports to Shareholders ........... 14
  Advantage .......................  4    The Lifetime Investing Account/
Investment Policies and Risks .....  5      Distribution Options ............ 14
Organization of the Fund and the          The Eaton Vance Exchange
  Portfolio .......................  7    Privilege ......................... 15
Management of the Fund and the            Eaton Vance Shareholder Services .. 16
  Portfolio .......................  8    Distributions and Taxes ........... 16
Distribution Plan .................  9    Performance Information ........... 18

-----------------------------------------------------------------
                      PROSPECTUS DATED FEBRUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES
  ----------------------------------------------------------------------------
  Sales Charges Imposed on Purchases of Shares                              None
  Sales Charges Imposed on Reinvested Distributions                         None
  Fees to Exchange Shares                                                   None

  Contingent Deferred Sales Charges Imposed on Redemptions
    during the First Year (as a percentage of redemption
    proceeds exclusive of all reinvestments and capital
    appreciation in the account)                                           1.00%

ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES
  (as a percentage of average daily net assets)
  ----------------------------------------------------------------------------
  Investment Adviser Fee                                                  0.600%
  Rule 12b-1 Distribution (and Service) Fees                              1.000%
  Other Expenses                                                          0.300%
                                                                          ------
      Total Operating Expenses                                            1.900%
                                                                          ======

  EXAMPLE                                                  1 YEAR       3 YEARS
                                                           ------       -------

  An investor would pay the following expenses
  (including a contingent deferred sales charge in the
  case of redemption during the first year after
  purchase) on a $1,000 investment, assuming (a) 5%
  annual return and (b) redemption at the end
  of each period:                                            $29           $60

NOTES:
The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Other Expenses are estimated for the current fiscal year because the Fund was only recently organized.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."


No contingent deferred sales charge is imposed on (a) shares purchased more than one year prior to redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account (see "How to Redeem Fund Shares"), and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege". In the Example above, expenses would be $10 less in the first year if there was no redemption.


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------

The following information should be read in conjunction with the financial statements which are incorporated into the Statement of Additional Information. Further information regarding the performance of the Fund will be contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.
------------------------------------------------------------------------------

  FOR THE PERIOD FROM THE START OF BUSINESS, AUGUST 2, 1996, TO
    OCTOBER 31, 1996
  NET ASSET VALUE, beginning of period                        $10.000
                                                              -------
  INCOME FROM OPERATIONS:
    Net investment loss                                       $(0.010)
    Net realized and unrealized gain on investments             0.790
                                                              -------
      Total income from investment operations                 $ 0.780
                                                              -------

  NET ASSET VALUE, end of period                              $10.780
                                                              =======

  TOTAL RETURN(1)

  RATIOS/SUPPLEMENTAL DATA:
    Ratio of net expenses to average net assets(2)             (0.84%)+
    Ratio of net investment income to average net
      assets                                                   (0.84%)+
    Net assets, end of period (000's omitted)                 $10,816


  + Computed on an annualized basis.

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(2) Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------
THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A SEPARATE REGISTERED INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. USING THIS STRUCTURE ENABLES THE FUND TO PARTICIPATE IN
A WELL-ESTABLISHED INVESTMENT PORTFOLIO WITHOUT EXPOSING THE FUND TO THE UNREALIZED GAINS ACCRUED PRIOR TO THE FUND'S OPERATIONS.


In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. See "Investment Policies and Risks" for further information.

The Fund is designed for long-term taxable investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objectives of the Fund and the Portfolio are fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.


THE TAX-MANAGED MUTUAL FUND ADVANTAGE
------------------------------------------------------------------------------

Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6% and distributions of long-term capital gains are taxed at federal tax rates of up to 28%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, and Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

Most equity mutual funds are managed to maximize PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Fund. The Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Fund is similar to retirement planning instruments (such as nondeductible IRAs and variable annuities) in that it is a long-term investment that seeks to maximize after-tax returns. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a nondeductible IRA or a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. A variable annuity may also have higher annual expenses than the Fund due to the embedded insurance features. Annual deductions for contributions to IRAs are limited.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund compared to a conventional equity mutual fund and a variable annuity or a nondeductible IRA can illustrate the fundamental soundness of a tax-managed equity fund approach. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and higher than a variable annuity or nondeductible IRA. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund, or to a variable annuity or a nondeductible IRA, can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.


INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------
It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and less than 25% of the Portfolio's total assets will be invested in any one industry. During defensive periods in which the Investment Adviser believes that returns on common stock investments may be unfavorable, the Fund may temporarily invest up to 65% of its assets in U.S. government obligations and high quality short-term notes.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Fund can be expected to distribute relatively low levels of taxable investment income, if any.


Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in established companies with characteristics of above-average growth, predictability and stability that are acquired with the expectation of being held for a period of years. The Portfolio will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Portfolio will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines in securities holdings with large accumulated capital gains, the Portfolio may use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using the above-described hedging techniques as appropriate.

The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may use the "Selection of Securities Used to Meet Redemptions" in the Statement of Additional Information, as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See "Statement of Additional Information - Selection of Securities Used to Meet Redemptions." Such limitations could affect the performance of the Portfolio, and, therefore, the Fund. The Fund currently meets redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Fund Shares." A redeeming shareholder of the Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.

It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Portfolio may nevertheless realize gains and shareholders will incur tax liability from time to time.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio will be managed for long-term, after-tax returns. In managing the Portfolio, the Investment Adviser will generally avoid selling securities with large accumulated capital gains. Such securities are expected to comprise a substantial portion of the assets of the Portfolio. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations. To reduce some of these risks, the Portfolio will only invest in issuers located in developed countries whose securities are traded in established markets.

DERIVATIVE INVESTMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns (which may be considered speculative). The Portfolio may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held in the Portfolio; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Portfolio may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them to leverage its net assets.

The purchase and sale of derivative instruments is a highly specialized activity that can expose the Portfolio to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Portfolio.

The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which generally will include equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.

All futures contracts entered into by the Portfolio will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, the Portfolio may only enter into futures contracts if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on such positions.


SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sale against-the-box transactions enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Portfolio expects normally to close its short sale against-the-box transactions by delivering newly-acquired stock.

RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. The Portfolio's holdings of illiquid securities may not exceed 15% of its net assets. Illiquid securities include securities legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933. Rule 144A securities may, however, be treated as liquid by the Investment Adviser pursuant to procedures adopted by the Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. Moreover, liquid Rule 144A securities may increase the level of fund illiquidity to the extent qualified institutional buyers become uninterested in purchasing such securities.


LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk.


CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (a) borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act"), or (b) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of total assets in the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions (except with respect to the borrowing of money and issuing of senior securities) are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------
The Fund is a diversified series of Eaton Vance Mutual Funds Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 7, 1984, as amended. The Trust is a mutual fund - an open-end management investment company. THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF ITS AFFAIRS. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, common and commingled trust funds and other accredited investors) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that by investing in the Portfolio, the Fund can participate in a substantially larger and more diverse pool of equity investments than if it were to invest its assets directly.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110
(617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO

------------------------------------------------------------------------------
THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR" OR THE "INVESTMENT ADVISER"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:


                                                            ANNUALIZED FEE RATE
  AVERAGE DAILY NET ASSETS FOR THE MONTH                    (FOR EACH LEVEL)
  -----------------------------------------------------------------------------
  $500 million but less than $1 billion                     0.5625%
  $1 billion but less than $1.5 billion                     0.5000%
  $1.5 billion and over                                     0.4375%


For the period from the start of business, December 1, 1995, to October 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.600% (annualized) of the Portfolio's average daily net assets for such period.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF THE FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990, a Vice President of BMR since 1992 and an employee of Eaton Vance since 1987.

BMR places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.


DISTRIBUTION PLAN
-------------------------------------------------------------------------------
THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 6.25% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay to an Authorized Firm (a) sales commissions (except on exchange transactions and reinvestments) at the time of sale equal to .75% of the purchase price of the shares sold by such Firm, and (b) monthly sales commissions approximately equivalent to 1/12 of .75% of the value of shares sold by such Firm and remaining outstanding for at least one year. The Plan is designed to permit an investor to purchase Fund shares through an Authorized Firm without incurring an initial sales charge and at the same time permit the Principal Underwriter to compensate Authorized Firms in connection with the sale of Fund shares.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments made to the Principal Underwriter pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.


Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. For the period from the start of business, August 2, 1996, to October 31, 1996,
the Fund paid or accrued   % (annualized) of the Fund's average daily net
assets for such period. As at October 31, 1996, the Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to
approximately $        (equivalent to   % of the Fund's net assets on such
day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR.
The Trustees of the Trust have initially implemented this provision of the
Plan by authorizing the Fund to make monthly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .25% of the Fund's average daily net assets for any fiscal year. The Fund accrues the service fee daily at the rate of 1/365 of .25% of the Fund's net assets. The Principal Underwriter currently expects to pay to an Authorized Firm (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to .25% of the purchase price of the shares sold by such Firm, and (b) monthly service fees approximately equivalent to  1/12 of
 .25% of the value of shares sold by such Firm and remaining outstanding for at least one year. During the first year after a purchase of Fund shares, the Principal Underwriter will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. As permitted by the NASD Rule, all service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. For the period from the start of business, August 2, 1996, to October 31, 1996, the Fund paid or accrued
service fees under the Plan equivalent to   % (annualized) of the Fund's
average daily net assets for such period.


The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including without limitation the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------
THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).


Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------
SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.


An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares acquired at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. BMR may request that the Portfolio retain the securities for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained by the Portfolio will be the value of the securities, as determined by the Portfolio's valuation procedures, divided by the applicable net asset value per Fund share on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares acquired to be issued in exchange for securities will be the aggregate value of or proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:
        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Classic Tax-Managed Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:
        Investors Bank & Trust Company
        Attention: EV Classic Tax-Managed Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, on any business day a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently will meet redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities held in the Portfolio as chosen by the Investment Adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gains than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, the Portfolio may not have sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Fund can be expected to meet redemptions primarily through distributions of cash.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell Fund shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next computed after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge equal to 1% of the net asset value of the redeemed shares. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than one year prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the year preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first out basis. As described under "Distribution Plan", the contingent deferred sales charge will be paid to the Principal Underwriter or the Fund.


In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the purchase of Fund shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No contingent deferred sales charge will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a distribution from a retirement plan qualified under Section 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), or (3) as part of a minimum required distribution from other tax-sheltered retirement plans.

REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------
THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).


THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

Share Option -- Dividends and capital gains will be reinvested in additional shares.

Income Option -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

Cash Option -- Dividends and capital gains will be paid in cash.


The Share Option will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.


If the Income Option or Cash Option has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the Share Option until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains, if any, may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

''STREET NAME'' ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------
Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund, which are distributed subject to a contingent deferred sales charge (or equivalent early withdrawal charge), on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.


The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.


No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon the redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Shares of the other funds in the Eaton Vance Classic Group of Funds (and shares of Eaton Vance Money Market Fund acquired as the result of an exchange from an EV Classic fund) may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.


Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------
THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Classic Tax-Managed Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

SYSTEMATIC WITHDRAWAL PLAN: The Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of Fund shares held by any shareholder electing to receive them. Distributions would consist of an untaxed return of capital component and a taxable capital gain or capital loss. The all-in tax rate on the amount of cash received in such redemptions (for shares held more than one year, equal to the capital gains rate multiplied by the percentage of the distribution that is gain rather than return of capital) would be substantially below the rate payable by mutual fund investors on dividend distributions (equal to the ordinary income tax rate).

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any contingent deferred sales charges paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption), some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Fund can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize various tax management techniques may be curtailed or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions. In January 1996, the Clinton administration proposed legislation that would have the effect of substantially eliminating the tax advantages of short sales against-the-box, equity swaps, and certain options transactions. If legislation similar in effect were to be enacted at some future time, use of these techniques by the Portfolio would effectively be precluded.


DISTRIBUTIONS. To the extent that the Fund has net investment income and net realized capital gains in any year, the Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years).

Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.

The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on October 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

The Fund will provide its shareholders annually with tax information notices and Forms 1099 to assist in the preparation of their federal and state tax returns for the prior calendar year's distributions, proceeds from the redemption or exchange of Fund shares, and federal income tax (if any) withheld by the Fund's Transfer Agent.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------
FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 invested at the maximum public offering price (net asset value) by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any contingent deferred sales charge at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles. The Fund may also quote total return for the period prior to commencement of operations which would reflect the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund sales charge.

The Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.


Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

[LOGO]

EATON VANCE
------------------
    Mutual Funds

EV CLASSIC
TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------

PROSPECTUS

FEBRUARY 1, 1997



EV CLASSIC
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV CLASSIC TAX-MANAGED GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110


C-TGP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS

                                 EV MARATHON
                           TAX-MANAGED GROWTH FUND
------------------------------------------------------------------------------

EV MARATHON TAX-MANAGED GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SEPARATE SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.

This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated February 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.
------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                          PAGE                                                             PAGE
  Shareholder and Fund Expenses .........................   2       How to Buy Fund Shares ................................   11
  The Fund's Financial Highlights .......................   3       How to Redeem Fund Shares .............................   12
  The Fund's Investment Objective .......................   4       Reports to Shareholders ...............................   14
  The Tax-Managed Mutual Fund Advantage .................   4       The Lifetime Investing Account/
  Investment Policies and Risks .........................   5         Distribution Options ................................   14
  Organization of the Fund and the Portfolio ............   7       The Eaton Vance Exchange Privilege ....................   15
  Management of the Fund and the Portfolio ..............   8       Eaton Vance Shareholder Services ......................   16
  Distribution Plan .....................................   9       Distributions and Taxes ...............................   17
  Valuing Fund Shares ...................................  11       Performance Information ...............................   18

--------------------------------------------------------------------------------
                      PROSPECTUS DATED FEBRUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------

  SHAREHOLDER TRANSACTION EXPENSES
  -------------------------------------------------------------------------------------------------------

  Sales Charges Imposed on Purchases of Shares                                                       None
  Sales Charges Imposed on Reinvested Distributions                                                  None
  Fees to Exchange Shares                                                                            None
  Range of Declining Contingent Deferred Sales Charges Imposed on Redemptions
    During the First Seven Years (as a percentage of redemption proceeds exclusive
    of all reinvestments and capital appreciation in the account)                                5.00%-0%

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -------------------------------------------------------------------------------------------------------
  Investment Adviser Fee                                                                           0.600%
  Rule 12b-1 Distribution (and Service) Fees                                                       0.850%
  Other Expenses                                                                                   0.300%
                                                                                                   -----
      Total Operating Expenses                                                                     1.750%
                                                                                                   =====

  EXAMPLE                                                                             1 YEAR       3 YEARS
                                                                                      ------       -------
  An investor would pay the following contingent deferred sales charge and expenses on a $1,000 investment, assuming (a) 5% annual return and (b)
  redemption at the end of each time period:                                           $68           $95

  An investor would pay the following expenses on the same investment, assuming
  (a) 5% annual return and (b) no redemptions:                                         $18           $55


NOTES:


The table and Example summarize the aggregate expenses of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Service Fees and Other Expenses are estimated for the current fiscal year because the Fund was only recently organized.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual annual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "How to Redeem Fund Shares." A long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charge permitted by a rule of the National Association of Securities Dealers, Inc. See "Distribution Plan."


No contingent deferred sales charge is imposed on (a) shares purchased more than six years prior to the redemption, (b) shares acquired through the reinvestment of distributions or (c) any appreciation in value of other shares in the account, and no such charge is imposed on exchanges of Fund shares for shares of one or more other funds listed under "The Eaton Vance Exchange Privilege." See "How to Redeem Fund Shares."

For shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding .25% per annum of its average daily net assets. The Fund expects to begin making service fee payments during the quarter ending June 30, 1997. Therefore, expenses after year one will be higher. See "Distribution Plan."


The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


The following information should be read in conjunction with the financial statements which are incorporated into the Statement of Additional Information. Further information regarding the performance of the Fund will be contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter.

-------------------------------------------------------------------------------

 FOR THE PERIOD FROM THE START OF BUSINESS, MARCH 28, 1996, TO OCTOBER 31, 1996.

 NET ASSET VALUE, beginning of period                         $10.000
                                                              -------

 INCOME FROM OPERATIONS:
    Net investment loss                                       $(0.003)
    Net realized and unrealized gain on investments             1.153
                                                              -------
      Total income from investment operations                 $ 1.150
                                                              -------

 NET ASSET VALUE, end of period                               $11.150
                                                              =======

 TOTAL RETURN(1)

 RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets(2)                  1.63%+
    Ratio of net investment loss to average net assets         (0.13%)+
    Net assets, end of period (000's omitted)                 $77,644


  +Computed on an annualized basis.


(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.


(2)Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A SEPARATE REGISTERED INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. USING THIS STRUCTURE ENABLES THE FUND TO PARTICIPATE IN A WELL-ESTABLISHED INVESTMENT PORTFOLIO WITHOUT EXPOSING THE FUND TO THE UNREALIZED GAINS ACCRUED PRIOR TO THE FUND'S OPERATIONS.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. See "Investment Policies and Risks" for further information.

The Fund is designed for long-term taxable investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objectives of the Fund and the Portfolio are fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.

THE TAX-MANAGED MUTUAL FUND ADVANTAGE
------------------------------------------------------------------------------

Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6% and distributions of long-term capital gains are taxed at federal tax rates of up to 28%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, and Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

Most equity mutual funds are managed to maximize PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Fund. The Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Fund is similar to retirement planning instruments (such as nondeductible IRAs and variable annuities) in that it is a long-term investment that seeks to maximize after-tax returns. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a nondeductible IRA or a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. A variable annuity may also have higher annual expenses than the Fund due to the embedded insurance features. Annual deductions for contributions to IRAs are limited.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund compared to a conventional equity mutual fund and a variable annuity or a nondeductible IRA can illustrate the fundamental soundness of a tax-managed equity fund approach. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and higher than a variable annuity or nondeductible IRA. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund, or to a variable annuity or a nondeductible IRA, can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.


INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and not more than 25% of the Portfolio's assets will be invested in any one industry. During defensive periods in which the Investment Adviser believes that returns on common stock investments may be unfavorable, the Fund may invest a portion of its assets in U.S. government obligations and high quality short-term notes.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Fund can be expected to distribute relatively low levels of taxable investment income, if any.

Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in established companies with characteristics of above-average growth, predictability and stability that are acquired with the expectation of being held for a period of years. The Portfolio will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Portfolio will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines in securities holdings with large accumulated capital gains, the Portfolio may use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using the above-described hedging techniques as appropriate.

The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may use the "Selection of Securities Used to Meet Redemptions" in the Statement of Additional Information, as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See " Statement of Additional Information - Selection of Securities Used to Meet Redemptions." Such limitations could affect the performance of the Portfolio, and, therefore, the Fund. The Fund currently meets redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Fund Shares." A redeeming shareholder of the Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.

It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Portfolio may nevertheless realize gains and shareholders will incur tax liability from time to time.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio will be managed for long-term, after-tax returns. In managing the Portfolio, the Investment Adviser will generally avoid selling securities with large accumulated capital gains. Such securities are expected to comprise a substantial portion of the assets of the Portfolio. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.

INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations. To reduce some of these risks, the Portfolio will only invest in issuers located in developed countries whose securities are traded in established markets.

DERIVATIVE INVESTMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns. The Portfolio may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held in the Portfolio; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Portfolio may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them to leverage its net assets.

The purchase and sale of derivative instruments is a highly specialized activity (which may be considered speculative) that can expose the Portfolio to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Portfolio.

The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which may include equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.

All futures contracts entered into by the Portfolio will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, the Portfolio may only enter into futures contracts if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on such positions.

SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sale against-the-box transactions enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Portfolio expects normally to close its short sale against-the-box transactions by delivering newly-acquired stock.

RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. Not more than 15% of the Portfolio's net assets may be invested in restricted securities or other illiquid assets at the time any such illiquid assets are acquired.

LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk.

CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (a) borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act"), or (b) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of total assets in the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

The Fund is a diversified series of Eaton Vance Mutual Funds Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 7, 1984, as amended. The Trust is a mutual fund - an open-end management investment company. THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF ITS AFFAIRS. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). Each share represents an equal proportionate beneficial interest in the Fund. When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, common and commingled trust funds and other accredited investors) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.

The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that by investing in the Portfolio, the Fund can participate in a substantially larger and more diverse pool of equity investments than if it were to invest its assets directly.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR" OR THE "INVESTMENT ADVISER"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.

Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                                   ANNUALIZED FEE RATE
  AVERAGE DAILY NET ASSETS FOR THE MONTH           (FOR EACH LEVEL)
  -------------------------------------------------------------------------
  $500 million but less than $1 billion            0.5625%
  $1 billion but less than $1.5 billion            0.5000%
  $1.5 billion and over                            0.4375%

For the period from the start of business, December 1, 1995, to October 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.600% (annualized) of the Portfolio's average daily net assets for such period.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF THE FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.

Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990, a Vice President of BMR since 1992 and an employee of Eaton Vance since 1987.

BMR places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.

DISTRIBUTION PLAN
-------------------------------------------------------------------------------

THE FUND FINANCES DISTRIBUTION ACTIVITIES AND HAS ADOPTED A DISTRIBUTION PLAN (THE "PLAN") PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT. Rule 12b-1 permits a mutual fund, such as the Fund, to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. The Plan is subject to, and complies with, the sales charge rule of the National Association of Securities Dealers, Inc. (the "NASD Rule"). The Plan is described further in the Statement of Additional Information, and the following is a description of the salient features of the Plan. The Plan provides that the Fund, subject to the NASD Rule, will pay sales commissions and distribution fees to the Principal Underwriter only after and as a result of the sale of shares of the Fund. On each sale of Fund shares (excluding reinvestment of distributions) the Fund will pay the Principal Underwriter amounts representing (i) sales commissions equal to 5% of the amount received by the Fund for each share sold and (ii) distribution fees calculated by applying the rate of 1% over the prime rate then reported in The Wall Street Journal to the outstanding balance of Uncovered Distribution Charges (as described below) of the Principal Underwriter. The Principal Underwriter currently expects to pay sales commissions (except on exchange transactions and reinvestments) to a financial services firm (an "Authorized Firm") at the time of sale equal to 4% of the purchase price of the shares sold by such Firm. The Principal Underwriter will use its own funds (which may be borrowed from banks) to pay such commissions. Because the payment of the sales commissions and distribution fees to the Principal Underwriter is subject to the NASD Rule described below, it will take the Principal Underwriter a number of years to recoup the sales commissions paid by it to Authorized Firms from the payments received by it from the Fund pursuant to the Plan.

THE NASD RULE REQUIRES THE FUND TO LIMIT ITS ANNUAL PAYMENTS OF SALES COMMISSIONS AND DISTRIBUTION FEES TO AN AMOUNT NOT EXCEEDING .75% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. Under its Plan, the Fund accrues daily an amount at the rate of 1/365 of .75% of the Fund's net assets, and pays such accrued amounts monthly to the Principal Underwriter. The Plan requires such accruals to be automatically discontinued during any period in which there are no outstanding Uncovered Distribution Charges under the Plan. Uncovered Distribution Charges are calculated daily and, briefly, are equivalent to all unpaid sales commissions and distribution fees to which the Principal Underwriter is entitled under the Plan less all contingent deferred sales charges theretofore paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit under the Plan if at any point in time the aggregate amounts of all payments received by the Principal Underwriter from the Fund pursuant to the Plan, including any contingent deferred sales charges, have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices.

Because of the NASD Rule limitation on the amount of sales commissions and distribution fees paid during any fiscal year, a high level of sales of Fund shares during the initial years of the Fund's operations would cause a large portion of the sales commission attributable to a sale of Fund shares to be accrued and paid by the Fund to the Principal Underwriter in fiscal years subsequent to the year in which such shares were sold. This spreading of sales commissions payments under the Plan over an extended period would result in the incurrence and payment of increased distribution fees under the Plan. For the period from the start of business, March 28, 1996, to October 31, 1996, the Fund paid 0.75% (annualized) of the Fund's average daily net assets for such period. As at October 31, 1996, the Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $_______ (equivalent to ___% of the Fund's net assets on such day).

THE PLAN ALSO AUTHORIZES THE FUND TO MAKE PAYMENTS OF SERVICE FEES TO THE PRINCIPAL UNDERWRITER, AUTHORIZED FIRMS AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE FUND'S AVERAGE DAILY NET ASSETS FOR EACH FISCAL YEAR. The Trustees of the Trust have initially implemented this provision of the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed
 .25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. As permitted by the NASD Rule, such payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to the Principal Underwriter, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. The Fund expects to begin accruing for its service fees during the quarter ending June 30, 1997.

The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares. In addition, the Principal Underwriter may from time to time increase or decrease the sales commissions payable to Authorized Firms.

The Fund may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the Fund's management intends to consider all relevant factors, including, without limitation, the size of the Fund, the investment climate and market conditions, the volume of sales and redemptions of Fund shares, the accumulated unrealized capital gains of the Fund and the amount of Uncovered Distribution Charges of the Principal Underwriter. The Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of Fund shares; however, the Fund is not contractually obligated to continue the Plan for any particular period of time. Suspension of the offering of Fund shares would not, of course, affect a shareholder's ability to redeem shares.

VALUING FUND SHARES
------------------------------------------------------------------------------

THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value is computed by dividing the value of the Fund's total assets, less its liabilities, by the number of Fund shares outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per Fund share. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.

  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------

SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms at the net asset value per share of the Fund next determined after an order is effective. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

An initial investment in the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares acquired at their net asset value as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. BMR may request that the Portfolio retain the securities for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained by the Portfolio will be the value of the securities, as determined by the Portfolio's valuation procedures, divided by the applicable net asset value per Fund share on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares acquired to be issued in exchange for securities will be the aggregate value of or proceeds from the sale of such securities, divided by the applicable net asset value per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.

Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Marathon Tax-Managed Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Marathon Tax-Managed Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------

A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, on any business day a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently will meet redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities held in the Portfolio as chosen by the Investment Adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gain than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, the Portfolio may not have sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Fund can be expected to meet redemptions primarily through distributions of cash.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell Fund shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next computed after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any applicable contingent deferred sales charges (described below) and any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of a redemption (or repurchase) will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions or repurchases may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares. No contingent deferred sales charge will be imposed with respect to such involuntary redemptions.

CONTINGENT DEFERRED SALES CHARGE. Shares redeemed within the first six years of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge. This contingent deferred sales charge is imposed on any redemption the amount of which exceeds the aggregate value at the time of redemption of (a) all shares in the account purchased more than six years prior to the redemption, (b) all shares in the account acquired through reinvestment of distributions, and (c) the increase, if any, in the value of all other shares in the account (namely those purchased within the six years preceding the redemption) over the purchase price of such shares. Redemptions are processed in a manner to maximize the amount of redemption proceeds which will not be subject to a contingent deferred sales charge. That is, each redemption will be assumed to have been made first from the exempt amounts referred to in clauses (a), (b) and (c) above, and second through liquidation of those shares in the account referred to in clause (c) on a first-in-first-out basis. As described under "Distribution Plan," the contingent deferred sales charge will be paid to the Principal Underwriter or the Fund. Any contingent deferred sales charge which is required to be imposed on share redemptions will be made in accordance with the following schedule:

  YEAR OF                          CONTINGENT
  REDEMPTION                       DEFERRED SALES
  AFTER PURCHASE                   CHARGE
  --------------------------------------------------------
  First or Second ...............  5%
  Third .........................  4%
  Fourth ........................  3%
  Fifth .........................  2%
  Sixth .........................  1%
  Seventh and following .........  0%

In calculating the contingent deferred sales charge upon the redemption of Fund shares acquired in an exchange for shares of a fund currently listed under "The Eaton Vance Exchange Privilege," the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in the exchange is deemed to have occurred at the time of the original purchase of the exchanged shares.

No contingent deferred sales charge will be imposed on Fund shares which have been sold to Eaton Vance or its affiliates, or to their respective employees or clients. The contingent deferred sales charge will also be waived for shares redeemed (1) pursuant to a Withdrawal Plan (see "Eaton Vance Shareholder Services"), (2) as part of a required distribution from a tax-sheltered retirement plan, or (3) following the death of all beneficial owners of such shares, provided the redemption is requested within one year of death (a death certificate and other applicable documents may be required). In addition, shares acquired as a result of a merger or liquidation of another Eaton Vance sponsored fund will have a CDSC imposed at the same rate as would have been imposed in the prior fund.

  THE FOLLOWING EXAMPLE ILLUSTRATES THE OPERATION OF THE CONTINGENT DEFERRED SALES CHARGE. ASSUME THAT AN INVESTOR PURCHASES $100,000 OF THE FUND'S SHARES AND THAT 16 MONTHS LATER THE VALUE OF THE ACCOUNT HAS GROWN THROUGH INVESTMENT PERFORMANCE AND REINVESTMENT OF DIVIDENDS TO $120,000. THE INVESTOR THEN MAY REDEEM UP TO $20,000 OF SHARES WITHOUT INCURRING A CONTINGENT DEFERRED SALES CHARGE. IF THE INVESTOR SHOULD REDEEM $30,000 OF SHARES, A CHARGE WOULD BE IMPOSED ON $10,000 OF THE REDEMPTION. THE RATE WOULD BE 5% BECAUSE THE REDEMPTION WAS MADE IN THE SECOND YEAR AFTER THE PURCHASE WAS MADE AND THE CHARGE WOULD BE $500.

REPORTS TO SHAREHOLDERS
-------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------

AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares.

CASH OPTION -- Dividends and capital gains will be paid in cash.

The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.

DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains, if any, may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------

Shares of the Fund currently may be exchanged for shares of one or more other funds in the Eaton Vance Marathon Group of Funds (including Class I shares of any EV Marathon Limited Maturity fund) or Eaton Vance Money Market Fund, which are distributed subject to a contingent deferred sales charge. Shares of the Fund may also be exchanged for shares of Eaton Vance Prime Rate Reserves, which are subject to an early withdrawal charge, and shares of a money market fund sponsored by an Authorized Firm and approved by the Principal Underwriter (an "Authorized Firm fund"). Any such exchange will be made on the basis of the net asset value per share of each fund at the time of the exchange, provided that such exchange offers are available only in states where shares of the fund being acquired may be legally sold.

Each exchange must involve shares which have a net asset value of at least $1,000. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

No contingent deferred sales charge is imposed on exchanges. For purposes of calculating the contingent deferred sales charge upon the redemption of shares acquired in an exchange, the contingent deferred sales charge schedule applicable to the shares at the time of purchase will apply and the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares, except that time during which shares are held in an Authorized Firm fund will not be credited toward completion of the contingent deferred sales charge period. For the contingent deferred sales charge schedule applicable to the Eaton Vance Marathon Group of Funds (except EV Marathon Strategic Income Fund, Class I shares of any EV Marathon Limited Maturity Fund and Eaton Vance Prime Rate Reserves), see "How to Redeem Fund Shares." The contingent deferred sales charge or early withdrawal charge schedule applicable to EV Marathon Strategic Income Fund, Class I shares of any EV Marathon Limited Maturity Fund and Eaton Vance Prime Rate Reserves is 3%, 2.5%, 2% or 1% in the event of a redemption occurring in the first, second, third or fourth year, respectively, after the original share purchase.

Shares of the funds listed above may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange, but subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed.Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.

EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.

INVEST-BY-MAIL -- FOR PERIODIC SHARE ACCUMULATION: Once the $1,000 minimum investment has been made, checks of $50 or more payable to the order of EV Marathon Tax-Managed Growth Fund may be mailed directly to the Transfer Agent, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR SHARE ACCUMULATION: Cash investments of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

SYSTEMATIC WITHDRAWAL PLAN: The Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. Such amount will not be subject to a contingent deferred sales charge. See "How to Redeem Fund Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of Fund shares held by any shareholder electing to receive them. Distributions would consist of an untaxed return of capital component and a taxable capital gain or capital loss. The all-in tax rate on the amount of cash received in such redemptions (for shares held more than one year equal to the capital gains rate multiplied by the percentage of the distribution that is gain rather than return of capital) would be substantially below the rate payable by mutual fund investors on dividend distributions (equal to the ordinary income tax rate).

REINVESTMENT PRIVILEGE: A shareholder who has redeemed shares may reinvest, with credit for any contingent deferred sales charges paid on the redeemed shares, any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the Fund (or by the Fund's Transfer Agent). To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired within the period beginning 30 days before and ending 30 days after the date of the redemption), some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Fund can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize various tax management techniques may be curtailed or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions. In January 1996, the Clinton administration proposed legislation that would have the effect of substantially eliminating the tax advantages of short sales against-the-box, equity swaps, and certain options transactions. If legislation similar in effect were to be enacted at some future time, use of these techniques by the Portfolio would effectively be precluded.

DISTRIBUTIONS. To the extent that the Fund has net investment income and net realized capital gains in any year, the Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years).

Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.

The Fund's net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.

TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on October 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------

FROM TIME TO TIME, THE FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN. The Fund's average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 invested at the maximum public offering price (net asset value) by the average annual compounded rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The average annual total return calculation assumes a complete redemption of the investment and the deduction of any contingent deferred sales charge at the end of the period. The Fund may also publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles.

The Fund may also publish total return figures which do not take into account any contingent deferred sales charge which may be imposed upon redemptions at the end of the specified period. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

[LOGO: EATON VANCE]

EV MARATHON TAX-MANAGED

GROWTH FUND

--------------------------------------------------------------------------------

PROSPECTUS

FEBRUARY 1, 1997





EV MARATHON
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV MARATHON TAX-MANAGED GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110
                                                                           M-TGP

                                    PART A
                     INFORMATION REQUIRED IN A PROSPECTUS


                                EV TRADITIONAL
                           TAX-MANAGED GROWTH FUND
------------------------------------------------------------------------------


EV TRADITIONAL TAX-MANAGED GROWTH FUND (THE "FUND") IS A MUTUAL FUND SEEKING LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A DIVERSIFIED OPEN-END INVESTMENT COMPANY HAVING THE SAME INVESTMENT OBJECTIVE AS THE FUND, RATHER THAN BY INVESTING DIRECTLY IN AND MANAGING ITS OWN PORTFOLIO OF SECURITIES. THE FUND IS A SEPARATE SERIES OF EATON VANCE MUTUAL FUNDS TRUST (THE "TRUST").


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Shares of the Fund involve investment risks, including fluctuations in value and the possible loss of some or all of the principal investment.


This Prospectus is designed to provide you with information you should know before investing in the Fund. Please retain this document for future reference. A Statement of Additional Information for the Fund dated February 1, 1997, as supplemented from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge from the Fund's principal underwriter, Eaton Vance Distributors, Inc. (the "Principal Underwriter"), 24 Federal Street, Boston, MA 02110 (telephone (800) 225-6265). The Portfolio's investment adviser is Boston Management and Research (the "Investment Adviser"), a wholly-owned subsidiary of Eaton Vance Management, and Eaton Vance Management is the administrator (the "Administrator") of the Fund. The offices of the Investment Adviser and the Administrator are located at 24 Federal Street, Boston, MA 02110.

------------------------------------------------------------------------------

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
   REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

------------------------------------------------------------------------------

                                                          PAGE                                                           PAGE

  Shareholder and Fund Expenses .....................       2    How to Buy Fund Shares ............................      10
  The Fund's Financial Highlights ...................       3    How to Redeem Fund Shares .........................      13
  The Fund's Investment Objectives ..................       4    Reports to Shareholders ...........................      14
  The Tax-Managed Mutual Fund Advantage .............       4    The Lifetime Investing Account
  Investment Policies and Risks .....................       5      Distribution Options ............................      14
  Organization of the Fund and the Portfolio ........       7    The Eaton Vance Exchange Privilege ................      15
  Management of the Fund and the Portfolio ..........       8    Eaton Vance Shareholder Services ..................      16
  Service Plan ......................................       9    Distributions and Taxes ...........................      17
  Valuing Fund Shares ...............................      10    Performance Information ...........................      18

-----------------------------------------------------------------
                      PROSPECTUS DATED FEBRUARY 1, 1997

SHAREHOLDER AND FUND EXPENSES
------------------------------------------------------------------------------


  SHAREHOLDER TRANSACTION EXPENSES
  -----------------------------------------------------------------------------------------------------------
                                                                                    CLASS A       CLASS I
                                                                                     SHARES        SHARES
                                                                                     ------        ------
  Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)       4.75%         None
  Sales Charges Imposed on Reinvested Distributions                                    None         None
  Fees to Exchange Shares                                                              None         None

  ANNUAL FUND AND ALLOCATED PORTFOLIO OPERATING EXPENSES (as a percentage of average daily net assets)
  -----------------------------------------------------------------------------------------------------------
                                                                                    CLASS A       CLASS I
                                                                                     SHARES        SHARES
                                                                                     ------        ------
  Investment Advisory Fee                                                             0.600%        0.600%
  Service Plan Fees                                                                   0.100         0.000
  Other Fees                                                                          0.300         0.300
                                                                                      -----         -----
      Total Operating Expense                                                         1.000%        0.900%

  EXAMPLE
  An investor would pay the following expenses and, in the case of Class A
  shares, maximum initial sales charge on a $1,000 investment, assuming (a) 5%      CLASS A       CLASS I
  annual return and (b) redemption at the end of each time period:                   SHARES        SHARES
                                                                                     ------        ------
  1 Year                                                                              $57           $ 9
  3 Years                                                                              78            29


NOTES:
------


The table and Example summarize the aggregate expenses of each class of shares of the Fund and the Portfolio and are designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund. Other Expenses are estimated for the current fiscal year because the Fund has only recently organized.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. Federal regulations require the Example to assume a 5% annual return, but actual return will vary. For further information regarding the expenses of both the Fund and the Portfolio see "The Fund's Financial Highlights," "Management of the Fund and the Portfolio" and "Service Plan."

The Fund offers two classes of shares. Class A shares are available to all investors and are sold subject to a sales charge and a service fee. Class I shares are offered only through financial intermediaries who charge their clients a fee for services. See "How to Buy Fund Shares" and "Service Plan."

No sales charge is payable at the time of purchase on investments in Class A shares of $1 million or more. However, a contingent deferred sales charge of 1% will be imposed on such investments in the event of certain redemptions within 12 months of purchase. See "How to Buy Fund Shares" and "How to Redeem Fund Shares."

For Class A shares sold by Authorized Firms and remaining outstanding for at least one year, the Fund will pay service fees not exceeding .25% per annum of its average daily net assets. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997. After such date, expenses will be higher. See "Service Plan."

The Fund invests exclusively in the Portfolio. Other investment companies with different distribution arrangements and fees are investing in the Portfolio and others may do so in the future. See "Organization of the Fund and the Portfolio."

THE FUND'S FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------


The following information should be read in conjunction with the financial statements which are incorporated into the Statement of Additional Information. Further information regarding the performance of the Fund will be contained in its annual report to shareholders which may be obtained without charge by contacting the Principal Underwriter. The following information relates to Class A shares only.
------------------------------------------------------------------------------


  FOR THE PERIOD FROM THE START OF BUSINESS, MARCH 28, 1996, TO OCTOBER 31, 1996

  NET ASSET VALUE, beginning of period                        $10.000
                                                              -------


  INCOME FROM OPERATIONS:
    Net investment income                                     $ 0.013
    Net realized and unrealized gain on investments             1.157
                                                              -------
      Total income from investment operations                 $ 1.170
                                                              -------

  NET ASSET VALUE, end of period                              $11.170
                                                              =======

  TOTAL RETURN(1)

  RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets(2)                  1.05%+
    Ratio of net investment income to average net assets        0.46%+
    Net assets, end of period (000's omitted)                 $30,178

  +Computed on an annualized basis.


(1)Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of the period reported. Distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.

(2)Includes the Fund's share of the Portfolio's allocated expenses.

THE FUND'S INVESTMENT OBJECTIVE
------------------------------------------------------------------------------


THE FUND'S INVESTMENT OBJECTIVE IS TO ACHIEVE LONG-TERM, AFTER-TAX RETURNS FOR ITS SHAREHOLDERS THROUGH INVESTING IN A DIVERSIFIED PORTFOLIO OF EQUITY SECURITIES. THE FUND CURRENTLY INTENDS TO PURSUE ITS INVESTMENT OBJECTIVE BY INVESTING ITS ASSETS IN TAX-MANAGED GROWTH PORTFOLIO (THE "PORTFOLIO"), A SEPARATE REGISTERED INVESTMENT COMPANY WITH THE SAME INVESTMENT OBJECTIVE AND POLICIES AS THE FUND. USING THIS STRUCTURE ENABLES THE FUND TO PARTICIPATE IN A WELL-ESTABLISHED INVESTMENT PORTFOLIO WITHOUT EXPOSING THE FUND TO THE UNREALIZED GAINS ACCRUED PRIOR TO THE FUND'S OPERATIONS.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. Taxes on realized capital gains are minimized by maintaining relatively low portfolio turnover, and by employing a variety of tax-efficient management strategies. See "Investment Policies and Risks" for further information.

The Fund is designed for long-term taxable investors. The Fund is not intended to be a complete investment program. Prospective investors should take into account their objectives and other investments when considering the purchase of Fund shares. The Fund cannot assure achievement of its investment objective. While the Fund seeks to minimize investor taxes associated with the Fund's investment income and realized capital gains, the Fund may have taxable investment income and may realize taxable gains from time to time. The investment objectives of the Fund and the Portfolio are fundamental, and may not be changed unless authorized by a vote of the Fund's shareholders or the Portfolio's investors, as the case may be.


THE TAX-MANAGED MUTUAL FUND ADVANTAGE
------------------------------------------------------------------------------


Taxes are a major influence on the net returns that investors receive on their taxable investments. Today, dividends and short-term capital gains distributed by mutual funds are taxed at federal income tax rates as high as 39.6% and distributions of long-term capital gains are taxed at federal tax rates of up to 28%. Including state taxes and the federal itemized deduction phaseout, the top tax rates in high-tax states such as California, New York, and Massachusetts are in a range of 45-48% on dividend income and short-term gains and 33-36% on long-term capital gains.

Most equity mutual funds are managed to maximize PRE-TAX returns, largely ignoring the considerable impact on returns of taxes incurred by investors in connection with distributions of income and capital gains. In contrast, the Fund seeks to achieve long-term, AFTER-TAX returns for its shareholders by managing its investments so as to minimize and defer the taxes incurred by shareholders as a consequence of their investment in the Fund. The Fund seeks to achieve returns primarily in the form of unrealized capital gains, which do not give rise to current tax obligations for shareholders.

The Fund is similar to retirement planning instruments (such as nondeductible IRAs and variable annuities) in that it is a long-term investment that seeks to maximize after-tax returns. As a mutual fund, however, the Fund avoids a number of structural disadvantages inherent in a nondeductible IRA or a variable annuity--including the limitations and penalties on early withdrawals, the taxing of all income and gain upon withdrawal at ordinary income rates, and the inability to gain a step up in basis at death. A variable annuity may also have higher annual expenses than the Fund due to the embedded insurance features. Annual deductions for contributions to IRAs are limited.

An analysis of long-term hypothetical returns achievable from a tax-managed equity fund compared to a conventional equity mutual fund and a variable annuity or a nondeductible IRA can illustrate the fundamental soundness of a tax-managed equity fund approach. Assuming identical annual pre-tax returns, over a holding period of several years a tax-managed fund can generate liquidation proceeds higher than a conventional managed equity mutual fund and higher than a variable annuity or nondeductible IRA. If the investments are passed into an estate (thereby triggering a step-up in basis), the relative performance advantage of a tax-managed fund compared to a conventional fund, or to a variable annuity or a nondeductible IRA, can be substantial, again assuming equivalent annual returns before taxes. Of course, actual returns achieved by long-term investors in the Fund cannot be predicted.


INVESTMENT POLICIES AND RISKS
------------------------------------------------------------------------------

It is the policy of the Portfolio to invest in a broadly diversified selection of equity securities, emphasizing common stocks of domestic and foreign growth companies that are considered to be high in quality and attractive in their long-term investment prospects. Under normal market conditions, the Portfolio will invest at least 65% of its assets in common stocks. Although the Portfolio may invest in investment-grade preferred stocks and debt securities, purchase of such securities will normally be limited to securities convertible into common stocks and temporary investments in short-term notes or government obligations. The Portfolio's holdings will represent a number of different industries, and not more than 25% of the Portfolio's assets will be invested in any one industry. During defensive periods in which the Investment Adviser believes that returns on common stock investments may be unfavorable, the Fund may invest a portion of its assets in U.S. government obligations and high quality short-term notes.

In its operations, the Portfolio seeks to achieve after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Portfolio's investment income and realized capital gains. Taxes on investment income are minimized by investing primarily in lower yielding securities. The Fund can be expected to distribute relatively low levels of taxable investment income, if any.


Taxes on realized capital gains are minimized in part by maintaining relatively low portfolio turnover, investing primarily in established companies with characteristics of above-average growth, predictability and stability that are acquired with the expectation of being held for a period of years. The Portfolio will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Portfolio will select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment and among those, the share lots with the highest cost basis. The Portfolio may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines in securities holdings with large accumulated capital gains, the Portfolio may use hedging techniques such as short sales against-the-box of securities held, the purchase of put options, the sale of stock index futures contracts, and equity swaps. By using these techniques rather than selling such securities the Portfolio can reduce its exposure to price declines in the securities without realizing substantial capital gains under current tax law. A substantial portion of the assets of the Portfolio are securities with large accumulated capital gains that have been contributed by investors in the Portfolio. As a general matter, the Portfolio will not sell appreciated securities contributed to the Portfolio if such a sale would give rise to the recognition of capital gains accumulated prior to investment in the Portfolio by the investor in the Portfolio who contributed the securities, but will instead seek to manage its exposure to such securities by using the above-described hedging techniques as appropriate.

The Portfolio follows the practice of distributing selected appreciated securities to meet redemptions of certain investors and may use the "Selection of Securities Used to Meet Redemptions" in the Statement of Additional Information, as a management tool. By distributing appreciated securities the Portfolio can reduce its position in such securities without realizing capital gains. During periods of net withdrawals by investors in the Portfolio, using distributions of securities also enables the Portfolio to avoid the forced sale of securities to raise cash for meeting redemptions. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to redemptions by investors in the Portfolio who contributed securities, and with respect to the securities contributed by such investors in the Portfolio. See "Statement of Additional Information - Selection of Securities Used to Meet Redemptions." Such limitations could affect the performance of the Portfolio, and, therefore, the Fund. The Fund currently meets redemptions solely in cash, but may adopt in the future a policy of meeting shareholder redemptions in whole or in part through the distribution of readily marketable securities. Such a policy would only be adopted after giving notice to the shareholders and only in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. See "How to Redeem Fund Shares." A redeeming shareholder of the Fund who received securities would incur no more or less taxable gain than if the redemption had been paid in cash.

It is expected that by employing the various tax-efficient management strategies described herein, the Portfolio can minimize the extent to which shareholders incur taxes as a result of realized capital gains. The Portfolio may nevertheless realize gains and shareholders will incur tax liability from time to time.

An investment in the Fund entails the risk that the principal value of Fund shares may not increase or may decline. The Portfolio will be managed for long-term, after-tax returns. In managing the Portfolio, the Investment Adviser will generally avoid selling securities with large accumulated capital gains. Such securities are expected to comprise a substantial portion of the assets of the Portfolio. Although the Portfolio may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. The Portfolio may temporarily borrow up to 5% of the value of its total assets to satisfy redemption requests or settle securities transactions.


INVESTING IN FOREIGN SECURITIES. Investing in securities issued by foreign companies involves considerations and possible risks not typically associated with investing in securities issued by U.S. companies. The value of foreign investments to U.S. investors may be adversely affected by changes in currency exchange rates. Foreign brokerage commissions, custody fees and other costs of investing are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign securities could be adversely affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards, and potential difficulties in enforcing contractual obligations. To reduce some of these risks, the Portfolio will only invest in issuers located in developed countries whose securities are traded in established markets.

DERIVATIVE INSTRUMENTS. The Portfolio may purchase or sell derivative instruments to hedge against securities price declines and currency movements and to enhance returns. The Portfolio may engage in transactions in derivative instruments (which derive their value by reference to other securities, indices, instruments, or currencies) in the U.S. and abroad. Such transactions may include the purchase and sale of stock index futures contracts and options on stock index futures; the purchase of put options and the sale of call options on securities held in the Portfolio; equity swaps; and the purchase and sale of forward currency exchange contracts and currency futures. The Portfolio may use transactions in derivative instruments as a substitute for the purchase and sale of securities. Derivative transactions may be more advantageous in a given circumstance than transactions involving securities due to more favorable current tax treatment, lower transaction costs, or greater liquidity. While many derivative instruments have built-in leveraging characteristics, the Portfolio will not use them to leverage its net assets.

The purchase and sale of derivative instruments is a highly specialized activity (which may be considered speculative) that can expose the Portfolio to a significant risk of loss. The built-in leveraging inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received. Equity swaps and over-the-counter options are private contracts in which there is a risk of loss in the event of a default on an obligation to pay by a counterparty. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of an underlying security, index, instrument, or currency. There can be no assurance that the use of derivative instruments will be advantageous to the Portfolio.

The Portfolio will only enter into equity swaps and over-the-counter options contracts with counterparties whose credit quality or claims paying ability are considered to be investment grade by the Investment Adviser. In addition, at the time of entering into a transaction, the Portfolio's credit exposure to any one counterparty will be limited to 5% or less of the net assets of the Portfolio. The Portfolio's investment in illiquid assets, which may include equity swaps and over-the-counter options, may not represent more than 15% of net assets at the time any such illiquid assets are acquired.

All futures contracts entered into by the Portfolio will be traded on exchanges or boards of trade that are licensed and regulated by the Commodities Futures Trading Commission (the "CFTC") and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant exchange. Under CFTC regulations, the Portfolio may only enter into futures contracts if, immediately thereafter, the value of the aggregate initial margin with respect to all currently outstanding non-hedging positions in futures contracts does not exceed 5% of the Fund's net asset value, after taking into account unrealized profits and losses on such positions.

SHORT SALES AGAINST-THE-BOX. The Portfolio may sell securities short where it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). Under current tax law, short sale against-the-box transactions enable the Portfolio to hedge its exposure to securities that it holds without selling the securities and recognizing gains. A short sale against-the-box requires that the short seller absorb certain costs so long as the position is open. In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in, causing a gain to be recognized. The Portfolio expects normally to close its short sale against-the-box transactions by delivering newly-acquired stock.

RESTRICTED SECURITIES. Securities that are not freely tradeable or which are subject to restrictions on sale under the Securities Act of 1933 are considered restricted. Such securities are illiquid and may be difficult to properly value. Not more than 15% of the Portfolio's net assets may be invested in restricted securities or other illiquid assets at the time any such illiquid assets are acquired.

LENDING OF PORTFOLIO SECURITIES. The Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. However, the loans will be made only to organizations deemed by the Investment Adviser to be sufficiently creditworthy and when, in the judgment of the Investment Adviser, the consideration which can be earned from securities loans of this type justifies the attendant risk.


CERTAIN INVESTMENT POLICIES. The Fund and the Portfolio have adopted certain fundamental investment restrictions and policies which are enumerated in detail in the Statement of Additional Information and which may not be changed unless authorized by a shareholder vote and an investor vote, respectively. Among the fundamental restrictions, neither the Fund nor the Portfolio may (a) borrow money, except as permitted by the Investment Company Act of 1940 (the "1940 Act"), or (b) with respect to 75% of its total assets, invest more than 5% of total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of total assets in the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. Investment restrictions are considered at the time of acquisition of assets; the sale of portfolio assets is not required in the event of a subsequent change in circumstances.

Except for the fundamental investment restrictions and policies specifically identified above and enumerated in the Statement of Additional Information, the policies of the Fund and the Portfolio are not fundamental policies and accordingly may be changed by the Trustees of the Trust and the Portfolio without obtaining the approval of the shareholders of the Fund or the investors in the Portfolio, as the case may be.

ORGANIZATION OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------

The Fund is a diversified series of Eaton Vance Mutual Funds Trust, a business trust established under Massachusetts law pursuant to a Declaration of Trust dated May 7, 1984, as amended. The Trust is a mutual fund - an open-end management investment company. THE TRUSTEES OF THE TRUST ARE RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF ITS AFFAIRS. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as the Fund). The Trustees of the Trust have divided the shares of the Fund into two classes, Class A shares and Class I shares. Each class represents an interest in the Fund, but is subject to different expenses, rights and privileges. See "Service Plan" and "How to Buy Fund Shares." The Trustees have the authority under the Declaration of Trust to create additional classes of shares with rights and privileges different from those applicable to the existing classes of shares.

When issued and outstanding, the shares are fully paid and nonassessable by the Trust and redeemable as described under "How to Redeem Fund Shares." Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets of the Fund attributable to that class available for distribution to shareholders.


THE PORTFOLIO IS ORGANIZED AS A TRUST UNDER THE LAWS OF THE STATE OF NEW YORK AND INTENDS TO BE TREATED AS A PARTNERSHIP FOR FEDERAL TAX PURPOSES. The Portfolio, as well as the Trust, intends to comply with all applicable federal and state securities laws. The Portfolio's Declaration of Trust provides that the Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, common and commingled trust funds and other accredited investors) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund investing in the Portfolio.


The Trustees of the Trust have considered the advantages and disadvantages of investing the assets of the Fund in the Portfolio, as well as the advantages and disadvantages of the two-tier format. The Trustees believe that by investing in the Portfolio, the Fund can participate in a substantially larger and more diverse pool of equity investments than if it were to invest its assets directly.

In addition to selling an interest to the Fund, the Portfolio may sell interests to other affiliated and non-affiliated mutual funds and other investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investment companies investing in the Portfolio either do not sell their shares or are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the various funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures, including funds that have multiple classes of shares. Information regarding other funds or investors that invest in the Portfolio may be obtained by contacting the Principal Underwriter, 24 Federal Street, Boston, MA 02110 (617) 482-8260.

Whenever the Fund as an investor in the Portfolio is requested to vote on matters pertaining to the Portfolio (other than the termination of the Portfolio's business, which may be determined by the Trustees of the Portfolio without investor approval), the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. The Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in the Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event the Fund withdraws all of its assets from the Portfolio, such Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. The Fund's investment performance may be affected by a withdrawal of all its assets from the Portfolio.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
------------------------------------------------------------------------------


THE PORTFOLIO ENGAGES BOSTON MANAGEMENT AND RESEARCH ("BMR" OR THE "INVESTMENT ADVISER"), A WHOLLY-OWNED SUBSIDIARY OF EATON VANCE MANAGEMENT ("EATON VANCE"), AS ITS INVESTMENT ADVISER. EATON VANCE, ITS AFFILIATES AND ITS PREDECESSOR COMPANIES HAVE BEEN MANAGING ASSETS OF INDIVIDUALS AND INSTITUTIONS SINCE 1924 AND MANAGING INVESTMENT COMPANIES SINCE 1931.


Acting under the general supervision of the Board of Trustees of the Portfolio, BMR manages the Portfolio's investments and affairs. BMR also furnishes for the use of the Portfolio office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolio. Under the investment advisory agreement with the Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:


                                                   ANNUALIZED FEE RATE
  AVERAGE DAILY NET ASSETS FOR THE MONTH           (FOR EACH LEVEL)
  -----------------------------------------------------------------------
  $500 million but less than $1 billion            0.5625%
  $1 billion but less than $1.5 billion            0.5000%
  $1.5 billion and over                            0.4375%


For the period from the start of business, December 1, 1995, to October 31, 1996, the Portfolio paid BMR advisory fees equivalent to 0.600% (annualized) of the Portfolio's average daily net assets for such period.

BMR OR EATON VANCE ACTS AS INVESTMENT ADVISER TO INVESTMENT COMPANIES AND VARIOUS INDIVIDUAL AND INSTITUTIONAL CLIENTS WITH ASSETS UNDER MANAGEMENT OF OVER $16 BILLION. EATON VANCE HAS BEEN MANAGING INVESTMENT COMPANIES WITH OBJECTIVES SIMILAR TO THAT OF THE FUND SINCE 1961. Eaton Vance is a wholly-owned subsidiary of Eaton Vance Corp., a publicly-held holding company, which through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance.


Duncan W. Richardson has acted as a portfolio manager of the Portfolio since it commenced operations. He has been a Vice President of Eaton Vance since 1990, a Vice President of BMR since 1992 and an employee of Eaton Vance since 1987.


BMR places the portfolio securities transactions of the Portfolio with many broker-dealer firms and uses its best efforts to obtain execution of such transactions at prices which are advantageous to the Portfolio and at reasonably competitive commission rates. Subject to the foregoing, BMR may consider sales of shares of the Fund or of other investment companies sponsored by BMR or Eaton Vance as a factor in the selection of broker-dealer firms to execute portfolio transactions. The Fund, the Portfolio and BMR have adopted Codes of Ethics relating to personal securities transactions. The Codes permit Eaton Vance personnel to invest in securities (including securities that may be purchased or held by a Portfolio) for their own accounts, subject to certain pre-clearance, reporting and other restrictions and procedures contained in such Codes.

The Trust has retained the services of Eaton Vance to act as Administrator of the Fund. The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing the Fund's assets in the Portfolio. As Administrator, Eaton Vance provides the Fund with general office facilities and supervises the overall administration of the Fund. For these services Eaton Vance currently receives no compensation. The Trustees of the Trust may determine, in the future, to compensate Eaton Vance for such services.

The Fund and the Portfolio, as the case may be, will each be responsible for all respective costs and expenses not expressly stated to be payable by BMR under the investment advisory agreement, by Eaton Vance under the administrative services agreement, or by the Principal Underwriter under the distribution agreement. Such costs and expenses to be borne by the Fund or the Portfolio, as the case may be, include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; brokerage commissions and fees; fees and expenses of registering under the securities laws; expenses of reports to shareholders and investors; proxy statements, and other expenses of shareholders' or investors' meetings; insurance premiums, printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with BMR or Eaton Vance; and investment advisory fees, and, if any, administrative services fees. The Fund and the Portfolio, as the case may be, will also each bear expenses incurred in connection with any litigation in which the Fund or the Portfolio, as the case may be, is a party and any legal obligation to indemnify its respective officers and Trustees with respect thereto, to the extent not covered by insurance.


SERVICE PLAN
------------------------------------------------------------------------------


In addition to advisory fees and other expenses, Class A shares of the Fund pay service fees pursuant to a Service Plan (the "Plan") designed to meet the requirements of Rule 12b-1 under the 1940 Act and the service fee requirements of the revised sales charge rule of the National Association of Securities Dealers, Inc. THE PLAN PROVIDES THAT THE FUND MAY MAKE SERVICE FEE PAYMENTS FOR PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS TO THE PRINCIPAL UNDERWRITER, FINANCIAL SERVICE FIRMS ("AUTHORIZED FIRMS") AND OTHER PERSONS IN AMOUNTS NOT EXCEEDING .25% OF THE AVERAGE DAILY NET ASSETS OF THE FUND ATTRIBUTABLE TO CLASS A SHARES FOR ANY FISCAL YEAR. The Trustees of the Trust have implemented the Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not expected to exceed .25% of that portion of the average daily net assets for any fiscal year which is attributable to Class A shares of the Fund sold by such persons remaining outstanding for at least twelve months. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.


VALUING FUND SHARES
------------------------------------------------------------------------------


THE FUND VALUES ITS SHARES ONCE ON EACH DAY THE NEW YORK STOCK EXCHANGE (THE "EXCHANGE") IS OPEN FOR TRADING, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The Fund's net asset value per share is determined by its custodian, Investors Bank & Trust Company ("IBT"), (as agent for the Fund) in the manner authorized by the Trustees of the Trust. Net asset value of each class of shares is computed by dividing the value of the Fund's total assets attributable to that class, less its liabilities attributable to that class, by the number of shares of that class outstanding. Because the Fund invests its assets in an interest in the Portfolio, the Fund's net asset value will reflect the value of its interest in the Portfolio (which, in turn, reflects the underlying value of the Portfolio's assets and liabilities).

Authorized Firms must communicate an investor's order to the Principal Underwriter prior to the close of the Principal Underwriter's business day to receive that day's net asset value per share and, in the case of Class A shares, the public offering price based thereon. It is the Authorized Firms' responsibility to transmit orders promptly to the Principal Underwriter.

The Portfolio's net asset value is also determined as of the close of regular trading on the Exchange by IBT (as custodian and agent for the Portfolio) based on market or fair value in the manner authorized by the Trustees of the Portfolio. Net asset value is computed by subtracting the liabilities of the Portfolio from the value of its total assets. Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. For further information regarding the valuation of the Portfolio's assets, see "Determination of Net Asset Value" in the Statement of Additional Information.


  SHAREHOLDERS MAY DETERMINE THE VALUE OF THEIR INVESTMENT BY MULTIPLYING THE NUMBER OF FUND SHARES OWNED BY THE CURRENT NET ASSET VALUE PER SHARE.

HOW TO BUY FUND SHARES
------------------------------------------------------------------------------


SHARES OF THE FUND MAY BE PURCHASED FOR CASH OR MAY BE ACQUIRED IN EXCHANGE FOR SECURITIES. Investors may purchase shares of the Fund through Authorized Firms. An Authorized Firm may charge its customers a fee in connection with transactions executed by that Firm. The Fund may suspend the offering of shares at any time and may refuse an order for the purchase of shares.

CLASS A SHARES may be purchased through Authorized Firms at the effective public offering price, which price is based on the effective net asset value per share plus the applicable sales charge. The Fund receives the net assets value, while the sales charge is divided between the Authorized Firm and the Principal Underwriter.


The sales charge may vary depending on the size of the purchase and the number of shares of Eaton Vance funds the investor may already own, any arrangement to purchase additional shares during a 13-month period or special purchase programs. Complete details of how investors may purchase shares at reduced sales charges under a Statement of Intention, Right of Accumulation, or various employee benefit plans are available from Authorized Firms or the Principal Underwriter.


The current sales charges and dealer commissions on purchases of Class A shares are:

                                                                 SALES CHARGE          SALES CHARGE          DEALER DISCOUNT
                                                                 AS PERCENTAGE OF      AS PERCENTAGE OF      AS PERCENTAGE OF
  AMOUNT OF PURCHASE                                             OFFERING PRICE        AMOUNT INVESTED       OFFERING PRICE
  -------------------------------------------------------------------------------------------------------------------------------
  Less than $100,000                                             4.75%                 4.99%                 4.00%
  $100,000 but less than $250,000                                3.75                  3.90                  3.15
  $250,000 but less than $500,000                                2.75                  2.83                  2.30
  $500,000 but less than $1,000,000                              2.00                  2.04                  1.70
  $1,000,000 or more                                             0.00*                 0.00*                 See below**

 *No sales charge is payable at the time of purchase on investments of $1 million or more, or where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance, if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A contingent deferred sales charge ("CDSC") of 1% will be imposed on such investments, (as described below) in the event of certain redemptions within 12 months of purchase. The CDSC will be waived on redemptions by employee retirement plans organized under the
  Internal Revenue Code relating to distributions to plan participants or beneficiaries upon retirement, disability or death.

**A commission on sales of $1 million or more will be paid as follows: 1.00% on sales of more than $1 million but less than $3 million, plus .50% on sales of more than $3 million but less than $5 million, plus .25% on sales of $5 million or more.
  Purchases of $1 million or more will be aggregated over a 12-month period for purposes of determining the commission to be paid.

The Principal Underwriter may at times allow discounts up to the full sales charge. During periods when the discount includes the full sales charge, Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933. The Principal Underwriter may, from time to time, at its own expense, provide additional incentives to Authorized Firms which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the Principal Underwriter. In some instances, such additional incentives may be offered only to certain Authorized Firms whose representatives sell or are expected to sell significant amounts of shares.

An initial investment in Class A shares of the Fund must be at least $1,000. Once an account has been established the investor may send investments of $50 or more at any time directly to the Fund's transfer agent (the "Transfer Agent") as follows: First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The $1,000 minimum initial investment is waived for Bank Automated Investing accounts, which may be established with an investment of $50 or more. See "Eaton Vance Shareholder Services."

Class A shares of the Fund may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds, including the Portfolio; to clients and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to registered representatives and employees of Authorized Firms; to bank employees who refer customers to registered representatives of Authorized Firms; and to such persons' spouses and children under the age of 21 and their beneficial accounts. Class A shares may also be issued at net asset value (1) in connection with the merger of an investment company with the Fund, (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with Eaton Vance provides multiple investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code") ("Eligible Plans") and "rabbi trusts." The Fund's Principal Underwriter may pay commissions to Authorized Firms who initiate and are responsible for purchases of shares of the Fund by Eligible Plans of up to 1.00% of the amount invested in such shares.

CLASS I SHARES are offered to through certain Authorized Firms that charge their customers transaction or other fees with respect to their customers' investment in the Fund. Class I shares may also be sold to certain persons and entities affiliated with Eaton Vance. An initial investment in Class I shares of the Fund must be at least $250,000 and the minimum subsequent investment is $10,000. The minimum investment amounts are waived for persons and entities affiliated with Eaton Vance.

No sales charge is payable at the time of purchase where the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance if the redemption occurred no more than 60 days prior to the purchase of Fund shares and the redeemed shares were subject to a sales charge. A CDSC of 0.50% will be imposed on such investments in the event of certain redemptions within 12 months of purchase and the Authorized Firm will be paid a commission on such sales of 0.50% of the amount invested.

ACQUIRING FUND SHARES IN EXCHANGE FOR SECURITIES. IBT, as escrow agent, will receive securities acceptable to Eaton Vance, as Administrator, in exchange for Fund shares acquired at their public offering price as determined above. The minimum value of securities (or securities and cash) accepted for deposit is $5,000. BMR may request that the Portfolio retain the securities for investment purposes. The number of Fund shares to be issued to an investor exchanging securities that are retained by the Portfolio will be the value of the securities, as determined by the Portfolio's valuation procedures, divided by the applicable public offering price per Fund share on the day such securities are accepted. Securities accepted for exchange may also be sold for the account of their owner on the day of their receipt or as soon thereafter as possible. The number of Fund shares acquired to be issued in exchange for securities will be the aggregate value of or proceeds from the sale of such securities, divided by the applicable public offering price per Fund share on the day such proceeds are received. Eaton Vance will use reasonable efforts to obtain the then current market price for such securities, but does not guarantee the best price available. Eaton Vance will absorb any transaction costs, such as commissions, on the sale of the securities.


Securities determined to be acceptable should be transferred via book entry or physically delivered, in proper form for transfer, through an Authorized Firm, together with a completed and signed Letter of Transmittal in approved form (available from Authorized Firms), as follows:

        IN THE CASE OF BOOK ENTRY:

        Deliver through Depository Trust Co.
        Broker #2212
        Investors Bank & Trust Company
        For A/C EV Traditional Tax-Managed Growth Fund

        IN THE CASE OF PHYSICAL DELIVERY:

        Investors Bank & Trust Company
        Attention: EV Traditional Tax-Managed Growth Fund
        Physical Securities Processing Settlement Area
        89 South Street
        Boston, MA 02111

Investors who are contemplating an exchange of securities for shares of the Fund, or their representatives, must contact Eaton Vance to determine whether the securities are acceptable before forwarding such securities. Eaton Vance reserves the right to reject any securities. Exchanging securities for Fund shares may create a taxable gain or loss. Each investor should consult his or her tax adviser with respect to the particular federal, state and local tax consequences of exchanging securities for Fund shares.


STATEMENT OF INTENTION AND ESCROW AGREEMENT FOR CLASS A SHARES. If the investor in Class A shares of the Fund, on an application, makes a Statement of Intention to invest a specified amount over a thirteen-month period, then out of the initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified on the application shall be held in escrow by the escrow agent in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in the investor's name. All income dividends and capital gains distributions on escrowed shares will be paid to the investor or to the investor's order. When the minimum investment so specified is completed, the escrowed shares will be delivered to the investor. If the investor has an accumulation account the shares will remain on deposit under the investor's account.


If total purchases under this Statement of Intention are less than the amount specified, the investor will promptly remit to the Principal Underwriter any difference between the sales charge on the amount specified and on the amount actually purchased. If the investor does not within 20 days after written request by the Principal Underwriter or the Authorized Firm pay such difference in sales charge, the escrow agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Full shares remaining after any such redemption together with any excess cash proceeds of the shares so redeemed will be delivered to the investor or to the investor's order by the escrow agent.

If total purchases made under this Statement are large enough to qualify for a lower sales charge than that applicable to the amount specified, all transactions will be computed at the expiration date of the Statement to give effect to the lower charge. Any difference in sales charge will be refunded to the investor in cash, or applied to the purchase of additional shares at the lower charge if specified by the investor. This refund will be made by the Authorized Firm and by the Principal Underwriter. If at the time of the recomputation a firm other than the original firm is placing the orders, the adjustment will be made only on those shares purchased through the firm then handling the account.

  IF YOU DON'T HAVE AN AUTHORIZED FIRM, EATON VANCE CAN RECOMMEND ONE.

HOW TO REDEEM FUND SHARES
------------------------------------------------------------------------------


A SHAREHOLDER MAY REDEEM FUND SHARES IN ONE OF THREE WAYS -- BY MAIL, BY TELEPHONE OR THROUGH AN AUTHORIZED FIRM. The redemption price will be based on the net asset value per Fund share next computed after a redemption request is received in the proper form as described below.

REDEMPTION BY MAIL: Shares may be redeemed by delivering to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123, on any business day a written request for redemption in good order, plus any share certificates with executed stock powers. Good order means that all relevant documents must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed by a member of either the Securities Transfer Association's STAMP program or the New York Stock Exchange's Medallion Signature Program, or certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations as required by a regulation of the Securities and Exchange Commission and acceptable to the Transfer Agent. In addition, in some cases, good order may require the furnishing of additional documents such as where shares are registered in the name of a corporation, partnership or fiduciary.

MEETING REDEMPTIONS BY DISTRIBUTING PORTFOLIO SECURITIES. The Fund currently will meet redemptions entirely in cash, but in the future may adopt a policy of meeting redemption requests in whole or in part by distributing appreciated securities held in the Portfolio as chosen by the Investment Adviser. The Fund would only distribute readily marketable securities, which would be valued pursuant to the Portfolio's valuation procedures. As described under "Investment Policies and Risks," the practice of distributing appreciated securities to meet redemptions can be a useful tool for the tax-efficient management of the Portfolio. A policy of meeting redemptions in whole or in part through the distribution of securities will only be established in conjunction with putting in place a program whereby redeeming shareholders who receive securities could elect to sell the securities received to the Fund's custodian (or a designated broker-dealer) at no cost and at a price equal to the price used in determining the redemption value of the distributed securities. Redeeming shareholders who receive securities and who elect to participate in this program would receive the same amount of cash as if the redemption had been paid directly in cash and would incur no more or less taxable gain than if the redemption had been paid directly in cash. This election would need to be made in a letter of instruction which would be provided to shareholders before the policy was implemented. Shareholders not making an affirmative election to sell distributed securities to the custodian, would be required to take delivery of any securities distributed upon a redemption of shares. Such shareholders could incur brokerage charges and other costs and may be exposed to market risk in selling the distributed securities.

If the Fund does adopt a policy of using distributions of securities to meet redemptions, it may continue to meet redemptions in whole or in part using cash. At certain times, the Portfolio may not have sufficient quantities of appreciated securities available to meet redemptions by shareholders. Moreover, during periods of volatile market conditions the Fund can be expected to meet redemptions primarily through distributions of cash.

REDEMPTION BY TELEPHONE: Shares may be redeemed by telephone provided the investor has not disclaimed in writing the use of the privilege. Such redemptions can be effected by calling the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). The proceeds of a telephone redemption may be no greater than the maximum amount established by the Principal Underwriter (currently $50,000) and may be mailed only to the account address of record. Shares held by corporations, trusts or certain other entities, or subject to fiduciary arrangements, may not be redeemed by telephone. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of redemption instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated by telephone are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone redemption may be difficult to implement.

REDEMPTION THROUGH AN AUTHORIZED FIRM: To sell Fund shares at their net asset value through an Authorized Firm (a repurchase), a shareholder can place a repurchase order with the Authorized Firm, which may charge a fee. The value of such shares is based upon the net asset value next computed after the Principal Underwriter, as the Fund's agent, receives the order. It is the Authorized Firm's responsibility to transmit promptly repurchase orders to the Principal Underwriter. Throughout this Prospectus, the word "redemption" is generally meant to include a repurchase.

Within seven days after receipt of a redemption request in good order by the Transfer Agent, the Fund will make payment for the net asset value of the shares as of the date determined above, reduced by the amount of any federal income tax required to be withheld.

If shares were recently purchased, the proceeds of a redemption will not be sent until the check (including a certified or cashier's check) received for the shares purchased has cleared. Payment for shares tendered for redemption may be delayed up to 15 days from the purchase date when the purchase check has not yet cleared. Redemptions may result in a taxable gain or loss.

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Fund if the cause of the low account balance was a reduction in the net asset value of Fund shares.

If Class A shares have been purchased at net asset value by virtue of the purchase having been in the amount of $1 million or more and are redeemed within 12 months of purchase, a CDSC of 1% will be imposed on such redemption. If shares have been purchased at net asset value because the amount invested represents redemption proceeds from a mutual fund unaffiliated with Eaton Vance (as described under "How to Buy Fund Shares") and are redeemed within 12 months of purchase, a CDSC of 0.50% will be imposed on such redemption. The CDSC will be imposed on an amount equal to the lesser of the current market value or the original purchase price of the Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or distributions that have been reinvested in additional shares. It will be assumed that redemptions are made first from any shares in the shareholder's account that are not subject to a CDSC. The CDSC will be retained by the Principal Underwriter.

The CDSC is waived for redemptions involving certain liquidation, merger or acquisition transactions involving other investment companies. If a shareholder reinvests redemption proceeds within a 60-day period and in accordance with the conditions set forth under "Eaton Vance Shareholder Services -- Reinvestment Privilege," the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares.


REPORTS TO SHAREHOLDERS
------------------------------------------------------------------------------

THE FUND WILL ISSUE TO ITS SHAREHOLDERS SEMI-ANNUAL AND ANNUAL REPORTS CONTAINING FINANCIAL STATEMENTS. Financial statements included in annual reports are audited by the Fund's independent certified public accountants. Shortly after the end of each calendar year, the Fund will furnish all shareholders with information necessary for preparing federal and state income tax returns. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

THE LIFETIME INVESTING ACCOUNT/DISTRIBUTION OPTIONS
------------------------------------------------------------------------------


AFTER AN INVESTOR MAKES AN INITIAL PURCHASE OF FUND SHARES, THE TRANSFER AGENT, WILL SET UP A LIFETIME INVESTING ACCOUNT FOR THE INVESTOR ON THE FUND'S RECORDS. This account is a complete record of all transactions between the investor and the Fund, which at all times shows the balance of shares owned. The Fund will not issue share certificates except upon request.

Each time a transaction takes place in a shareholder's account, the shareholder will receive a statement showing complete details of the transaction and the current balance in the account. (Under certain investment plans, statements may be sent only quarterly.) THE LIFETIME INVESTING ACCOUNT PERMITS A SHAREHOLDER TO MAKE ADDITIONAL INVESTMENTS IN SHARES BY SENDING A CHECK FOR $50 OR MORE to the Transfer Agent.

Any questions concerning a shareholder's account or services available may be directed by telephone to EATON VANCE SHAREHOLDER SERVICES at 800-225-6265, extension 2, or in writing to the Transfer Agent, P.O. Box 5123, Westborough, MA 01581-5123 (please provide the name of the shareholder, the Fund and the account number).

THE FOLLOWING DISTRIBUTION OPTIONS WILL BE AVAILABLE TO ALL LIFETIME INVESTING ACCOUNTS and may be changed as often as desired by written notice to the Fund's dividend disbursing agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123. The currently effective option will appear on each account statement.

SHARE OPTION -- Dividends and capital gains will be reinvested in additional shares of the same class.

INCOME OPTION -- Dividends will be paid in cash, and capital gains will be reinvested in additional shares of the same class.


CASH OPTION -- Dividends and capital gains will be paid in cash.


The SHARE OPTION will be assigned if no other option is specified. Distributions, including those reinvested, will be reduced by any withholding required under federal income tax laws.

If the INCOME OPTION or CASH OPTION has been selected, dividend and/or capital gains distribution checks which are returned by the United States Postal Service as not deliverable or which remain uncashed for six months or more will be reinvested in the account in shares of the same class at the then current net asset value. Furthermore, the distribution option on the account will be automatically changed to the SHARE OPTION until such time as the shareholder selects a different option.


DISTRIBUTION INVESTMENT OPTION. In addition to the distribution options set forth above, dividends and/or capital gains, if any, may be invested in additional shares of another Eaton Vance fund. Before selecting this option, a shareholder should obtain a prospectus of the other Eaton Vance fund and consider its objectives and policies carefully.

"STREET NAME" ACCOUNTS. If shares of the Fund are held in a "street name" account with an Authorized Firm, all recordkeeping, transaction processing and payments of distributions relating to the beneficial owner's account will be performed by the Authorized Firm, and not by the Fund and its Transfer Agent. Since the Fund will have no record of the beneficial owner's transactions, a beneficial owner should contact the Authorized Firm to purchase, redeem or exchange shares, to make changes in or give instructions concerning the account, or to obtain information about the account. The transfer of shares in a "street name" account to an account with another dealer or to an account directly with the Fund involves special procedures and will require the beneficial owner to obtain historical purchase information about the shares in the account from the Authorized Firm. Before establishing a "street name" account with an investment firm, or transferring the account to another investment firm, an investor wishing to reinvest distributions should determine whether the firm which will hold the shares allows reinvestment of distributions in "street name" accounts.

THE EATON VANCE EXCHANGE PRIVILEGE
------------------------------------------------------------------------------


Shares of the Fund currently may be exchanged for shares of the same class of any of the following funds: Eaton Vance Cash Management Fund, Eaton Vance Income Fund of Boston, Eaton Vance Municipal Bond Fund L.P., Eaton Vance Tax Free Reserves and any fund in the Eaton Vance Traditional Group of Funds on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares subject to an initial sales charge, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). In the event the fund to be acquired does not offer Class I shares, Class I shares of the Fund may be exchanged for the existing class of the fund to be acquired. Such exchange offers are available only in States where shares of the fund being acquired may be legally sold.

Each exchange must meet the minimum investment amount required by the fund to be acquired. The exchange privilege may be changed or discontinued without penalty. Shareholders will be given sixty (60) days' notice prior to any termination or material amendment of the exchange privilege. The Fund does not permit the exchange privilege to be used for "Market Timing" and may terminate the exchange privilege for any shareholder account engaged in Market Timing activity. Any shareholder account for which more than two round-trip exchanges are made within any twelve month period will be deemed to be engaged in Market Timing. Furthermore, a group of unrelated accounts for which exchanges are entered contemporaneously by a financial intermediary will be considered to be engaged in Market Timing.

Class A shares of the Fund which are subject to a CDSC may be exchanged into any of the above funds without incurring the CDSC. The shares acquired in an exchange may be subject to a CDSC upon redemption. For purposes of computing the CDSC payable upon the redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in the exchange.

The Transfer Agent makes exchanges at the next determined net asset value after receiving an exchange request in good order (see "How to Redeem Fund Shares"). Consult the Transfer Agent for additional information concerning the exchange privilege. Applications and prospectuses of other funds are available from Authorized Firms or the Principal Underwriter. The prospectus for each fund describes its investment objectives and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange.

Shares of certain other funds for which Eaton Vance acts as investment adviser or administrator may be exchanged for Fund shares on the basis of the net asset value per share of each fund at the time of the exchange (plus, in the case of an exchange made within six months of the date of purchase of Class A shares, an amount equal to the difference, if any, between the sales charge previously paid on the shares being exchanged and the sales charge payable on the shares being acquired). Any such exchange is subject to any restrictions or qualifications set forth in the current prospectus of any such fund.

Telephone exchanges are accepted by the Transfer Agent provided that the investor has not disclaimed in writing the use of the privilege. To effect such exchanges, call the Transfer Agent at 800-262-1122, Monday through Friday, 9:00 a.m. to 4:00 p.m. (Eastern Standard Time). Shares acquired by telephone exchange must be registered in the same name(s) and with the same address as the shares being exchanged. Neither the Fund, the Principal Underwriter nor the Transfer Agent will be responsible for the authenticity of exchange instructions received by telephone, provided that reasonable procedures to confirm that instructions communicated are genuine have been followed. Telephone instructions will be tape recorded. In times of drastic economic or market changes, a telephone exchange may be difficult to implement. An exchange may result in a taxable gain or loss.


EATON VANCE SHAREHOLDER SERVICES
------------------------------------------------------------------------------

THE FUND OFFERS THE FOLLOWING SERVICES, WHICH ARE VOLUNTARY, INVOLVE NO EXTRA CHARGE, AND MAY BE CHANGED OR DISCONTINUED WITHOUT PENALTY AT ANY TIME. Full information on each of the services described below and an application, where required, are available from Authorized Firms or the Principal Underwriter. The cost of administering such services for the benefit of shareholders who participate in them is borne by the Fund as an expense to all shareholders.


INVEST-BY-MAIL -- FOR PERIODIC CLASS A SHARE ACCUMULATION: Once the $1,000 minimum investment in Class A shares has been made, checks of $50 or more payable to the order of EV Traditional Tax-Managed Growth Fund may be mailed directly to the Transfer Agent, First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123 at any time -- whether or not distributions are reinvested. The name of the shareholder, the Fund and the account number should accompany each investment.

BANK AUTOMATED INVESTING -- FOR REGULAR CLASS A SHARE ACCUMULATION: Cash investments in Class A shares of $50 or more may be made automatically each month or quarter from the shareholder's bank account. The $1,000 minimum initial investment and small account redemption policy are waived for these accounts.

STATEMENT OF INTENTION: Purchases of $100,000 or more of Class A shares made over a 13-month period are eligible for reduced sales charges. See "How to Buy Fund Shares -- Statement of Intention and Escrow Agreement."

RIGHT OF ACCUMULATION: Purchases of Class A shares may qualify for reduced sales charges when the current market value of holdings (shares at current offering price), plus new purchases, reaches $100,000 or more. Shares of the Eaton Vance funds listed under "The Eaton Vance Exchange Privilege" may be combined under the Statement of Intention and Right of Accumulation.

SYSTEMATIC WITHDRAWAL PLAN: The Fund will make available to shareholders making a deposit of at least $5,000 a systematic withdrawal plan through which they can make regular quarterly redemptions to yield them either a specified dollar amount of at least $200 per year or a specified percentage of net asset value of at least 4% but not more than 12% annually. See "How to Redeem Fund Shares." Such distributions would be paid at the option of each shareholder and would reduce the number of Fund shares held by any shareholder electing to receive them. Distributions would consist of an untaxed return of capital component and a taxable capital gain or capital loss. The all-in tax rate on the amount of cash received in such redemptions (for shares held more than one year equal to the capital gains rate multiplied by the percentage of the distribution that is gain rather than return of capital) would be substantially below the rate payable by mutual fund investors on dividend distributions (equal to the ordinary income tax rate). The maintenance of a systematic withdrawal plan concurrently with purchases of additional Class A shares would be disadvantageous because of the sales charge included in such purchases.

REINVESTMENT PRIVILEGE: A shareholder who has redeemed Class A shares may reinvest at net asset value any portion or all of the redemption proceeds (plus that amount necessary to acquire a fractional share to round off the purchase to the nearest full share) in shares of the Fund, or, provided that the shares redeemed have been held for at least 60 days, in shares of any of the other funds offered by the Principal Underwriter subject to an initial sales charge, provided that the reinvestment is effected within 60 days after such redemption, and the privilege has not been used more than once in the prior 12 months. Class A shares are sold to a reinvesting shareholder at the net asset value next determined following timely receipt of a written purchase order by the Principal Underwriter or by the fund the shares of which are to be purchased (or by such fund's transfer agent). The privilege is also available to shareholders of the funds listed under "The Eaton Vance Exchange Privilege" who wish to reinvest such redemption proceeds in shares of a Fund. If a shareholder reinvests redemption proceeds within the 60-day period, the shareholder's account will be credited with the amount of any CDSC paid on such redeemed shares. To the extent that any shares of the Fund are sold at a loss and the proceeds are reinvested in shares of the Fund (or other shares of the Fund are acquired) within the period beginning 30 days before and ending 30 days after the date of the redemption, some or all of the loss generally will not be allowed as a tax deduction. Shareholders should consult their tax advisers concerning the tax consequences of reinvestments.

TAX-SHELTERED RETIREMENT PLANS: Shares of the Fund are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the Principal Underwriter. This information should be read carefully and consultation with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the Principal Underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.


DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------


The Portfolio will be managed toward an objective of achieving long-term, after-tax returns in part by minimizing shareholders taxes. Because distributions of net investment income and realized capital gains give rise to shareholder taxes, the Portfolio will generally seek to select and manage its investments so as to minimize net investment income and net realized gains and associated distributions. The Fund can be expected to generally distribute a lesser percentage of returns each year than other equity mutual funds. There can be no assurance, however, that the Portfolio can be managed to avoid taxable distributions. The Portfolio's ability to utilize various tax management techniques may be curtailed or eliminated by future tax and other legislation, regulations, administrative interpretations, or court decisions. In January 1996, the Clinton administration proposed legislation that would have the effect of substantially eliminating the tax advantages of short sales against-the-box, equity swaps, and certain options transactions. If legislation similar in effect were to be enacted at some future time, use of these techniques by the Portfolio would effectively be precluded.


DISTRIBUTIONS. To the extent that the Fund has net investment income and net realized capital gains in any year, the Fund's present policy is to make (A) at least one distribution annually (normally in December) of all or substantially all of the investment income (if any) allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and (B) at least one distribution annually of all or substantially all of the net realized capital gains (if any) allocated to the Fund by the Portfolio (reduced by any available capital loss carryforwards from prior years).


Shareholders may reinvest all distributions in shares of the same class of the Fund without a sales charge at the net asset value per share as of the close of business on the record date.

The net investment income consists of the Fund's allocated share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund (and, with respect to each class, any class expenses) determined in accordance with generally accepted accounting principles. The Portfolio's net investment income consists of all income accrued on the Portfolio's assets, less all actual and accrued expenses of the Portfolio determined in accordance with generally accepted accounting principles. The Fund's net realized capital gains, if any, consist of the net realized capital gains (if any) allocated to the Fund by the Portfolio for tax purposes, after taking into account any available capital loss carryovers.


TAXES. Distributions by the Fund which are derived from the Fund's allocated share of the Portfolio's net investment income, net short-term capital gains and certain foreign exchange gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. The Fund's distributions will generally not qualify for the dividends-received deduction for corporate shareholders.

Capital gains referred to in clause (B) above, if any, realized by the Portfolio and allocated to the Fund for the Fund's fiscal year, which ends on October 31, will usually be distributed by the Fund prior to the end of December. Distributions by the Fund of long-term capital gains allocated to the Fund by the Portfolio are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares of the Fund and regardless of the length of time Fund shares have been owned by the shareholder.

If shares are purchased shortly before the record date of a distribution, the shareholder will pay the full price for the shares and then receive some portion of the price back as a taxable distribution. The amount, timing and character of the Fund's distributions to shareholders may be affected by special tax rules governing the Portfolio's activities in options, futures and forward foreign currency exchange transactions or certain other investments.

Certain distributions, if declared by the Fund in October, November or December and paid the following January, will be taxable to shareholders as if received on December 31 of the year in which they are declared.


Sales charges paid upon a purchase of Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Class A shares of the Fund or similar shares of another fund pursuant to the Fund's reinvestment or exchange privilege. In addition, losses realized on a redemption of Class A shares may be disallowed under certain "wash sale" rules if within a period beginning 30 days before and ending 30 days after the date of redemption other shares of the Fund are acquired. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.


The Fund intends to qualify as a regulated investment company under the Code and to satisfy all requirements necessary to be relieved of federal taxes on income and gains it distributes to shareholders. In satisfying these requirements, the Fund will treat itself as owning its proportionate share of each of the Portfolio's assets and as entitled to the income of the Portfolio properly attributable to such share.

As a regulated investment company under the Code, the Fund does not pay federal income or excise taxes to the extent that it distributes to shareholders its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code. As a partnership under the Code, the Portfolio does not pay federal income or excise taxes.

PERFORMANCE INFORMATION
------------------------------------------------------------------------------


FROM TIME TO TIME, THE FUND MAY ADVERTISE THE AVERAGE ANNUAL TOTAL RETURN OF EACH CLASS OF SHARES. The Fund's average annual total return is determined by the average annual percentage change in value of $1,000 invested at the maximum public offering price (which in the case of Class A shares includes the maximum sales charge) for specified periods, assuming reinvestment of all distributions. The Fund may publish annual and cumulative total return figures from time to time. The Fund may use such total return figures, together with comparisons with the Consumer Price Index, various domestic and foreign securities indices and performance studies prepared by independent organizations, in advertisements and in information furnished to present or prospective shareholders. The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles.

The Fund may also furnish total return calculations for Class A shares based on investments at various sales charge levels or at net asset value. Any performance data which is based on the net asset value per Class A share would be lower if a sales charge were taken into account. The Fund's performance may be compared in publications to the performance of various indices and investments for which reliable data is available, and to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered a representation of what an investment may earn or what the Fund's total return may be in any future period. The Fund's investment results are based on many factors, including market conditions, the composition of the security holdings of the Portfolio and the operating expenses of the Fund and the Portfolio. Investment results also often reflect the risks associated with the particular investment objective and policies of the Fund and the Portfolio. Among others, these factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. If the expenses of the Fund or the Portfolio are allocated to Eaton Vance, the Fund's performance will be higher.

                                                             [LOGO: EATON VANCE]
EV TRADITIONAL

TAX-MANAGED

GROWTH FUND




PROSPECTUS


FEBRUARY 1, 1997






EV TRADITIONAL TAX-MANAGED
GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

ADMINISTRATOR OF EV TRADITIONAL TAX-MANAGED GROWTH FUND
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
(800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
(800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110
                                                                          T-TGP

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        February 1, 1997


                      EV CLASSIC TAX-MANAGED GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Classic Tax-Managed Growth Fund (the "Fund"), Tax-Managed Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred herein to as the "SAI".

                              TABLE OF CONTENTS


                                                                          Page
                                    PART I
Additional Information about Investment Policies ......................     2
Investment Restrictions ...............................................     4
Trustees and Officers .................................................     5
Investment Adviser and Administrator ..................................     7
Custodian .............................................................    10
Service for Withdrawal ................................................    10
Determination of Net Asset Value ......................................    10
Investment Performance ................................................    11
Taxes .................................................................    13
Portfolio Security Transactions .......................................    15
Other Information .....................................................    16
Independent Certified Public Accountants ..............................    18
                                   PART II
Fees and Expenses .....................................................   a-1
Principal Underwriter .................................................   a-1
Distribution Plan .....................................................   a-1
Performance Information ...............................................   a-3
Control Persons and Principal Holders of Securities ...................   a-4
Financial Statements ..................................................   a-5

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

                     STATEMENT OF ADDITIONAL INFORMATION

                                    PART I

    This Part I provides information about the Fund, certain other series of the Trust and the Portfolio. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund's Prospectus. The Fund is subject to the same investment policies as those of the Portfolio. The Fund currently seeks to achieve its objective by investing in the Portfolio.

               ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES

Foreign Securities. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. It is anticipated that in most cases the best available market for foreign securities will be on exchanges or in over-the-counter markets located outside of the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the United States and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

Foreign Currency Transactions. The value of foreign assets of the Portfolio as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. The Portfolio may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into swaps, forward contracts, options or futures on currency. On spot transactions, foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


Forward Foreign Currency Exchange Contracts and Currency Futures. Forward contracts are individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency (or basket of currencies) for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The Portfolio may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividend or interest payments on such a security which it holds, to "lock" in the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Investment Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. The Portfolio generally will not enter into a forward contract with a term of greater than one year.

    Currency futures contracts are exchange traded instruments that may be used by the Portfolio for the purposes describing in the preceding paragraphs as an alternative to the purchase or sale of forward currency exchange contracts. Currency futures contracts are similar in structure to stock index futures contracts, but change in value to reflect the movements of a currency or basket of currencies rather than a stock index. The Portfolio's investments in currency contracts are subject to limitations and restrictions similar to those set forth for the Portfolio's investments in stock index futures and options on stock index futures. See "Stock Index Futures and Options on Stock Index Futures."


Risks Associated With Derivative Instruments. Entering into a derivative instrument involves a risk that the applicable market will move against the Portfolio's position and that the Portfolio will incur a loss. For derivative instruments other than purchased options, this loss may exceed the amount of the initial investment made or the premium received by the Portfolio. Derivative instruments may sometimes increase or leverage the Portfolio's exposure to a particular market risk. Leverage enhances the Portfolio's exposure to the price volatility of derivative instruments it holds. The Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and the Portfolio assets. Over-the-counter ("OTC") derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Portfolio from closing out positions and limiting its losses. The staff of the Securities and Exchange Commission (the "Commission") takes the position that purchased OTC options, and assets used as cover for written OTC options, are subject to the Portfolio's 15% limit on illiquid investments. However, with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula price. The Portfolio's ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"), limit the extent to which the Portfolio may purchase and sell derivative instruments. The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Code for maintaining the qualification of the Fund as a regulated investment company for federal income tax purposes. See "Taxes".


Asset Coverage Requirements. Transactions involving reverse repurchase agreements, the lending of Portfolio securities, forward contracts, futures contracts and options (other than options that the Portfolio has purchased) expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, futures contracts or forward contracts, or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Portfolio will comply with Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.

    Assets used as cover or held in a segregated account cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets to segregated accounts or to cover could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.

Limitations on Futures Contracts and Options. The Portfolio may enter into futures contracts, and options on futures contracts, traded on an exchange regulated by the CFTC and on foreign exchanges, but, with respect to foreign exchange-traded futures contracts and options on such futures contracts, only if the Investment Adviser determines that trading on each such foreign exchange does not subject the Portfolio to risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.


    In order to hedge its current or anticipated portfolio positions, the Portfolio may use futures contracts on securities held in its Portfolio or on securities with characteristics similar to those of the securities held by the Portfolio. If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy.

    All call options on securities written by the Portfolio will be covered. This means that, the Portfolio will own the securities subject to the call option or an offsetting call option so long as the call option is outstanding.


Selection of Securities Used to Meet Redemptions. Investors in the Portfolio may redeem interests in the Portfolio at net asset value on a daily basis. Redemptions by the Fund's shareholders currently are met entirely in cash, but distributions of securities generally are used to meet redemptions by other investors in the Portfolio and may in the future be used to meet redemptions by the Fund's shareholders. See "How to Redeem Fund Shares" in the Fund's prospectus. The Portfolio's ability to select the securities used to meet redemptions is limited with respect to the securities contributed by such investors. Within five years of any contribution of securities, the Portfolio will not distribute such securities to any investor other than the contributing investor. In meeting a redemption of an investor within five years of a contribution of securities by such investor, the Portfolio will not, unless requested by the redeeming investor, distribute any securities other than the securities contributed by the redeeming investor while retaining all or a portion of the securities contributed by such investor. If the Portfolio were to do otherwise, certain investors who contributed securities could realize taxable gain. In addition, upon the request at any time of a redeeming investor in the Portfolio that contributed securities, the Portfolio will utilize securities held in the Portfolio that were contributed by such investor to meet the redemption. These redemption practices constrain the selection of securities distributed to meet redemptions and, consequently, may adversely affect the performance of the Portfolio and the Fund. The Trustees of the Portfolio believe that the potential advantages for the Portfolio to be derived from attracting contributions of securities that would not be made in the absence of these redemption practices outweigh the potential disadvantages of reduced flexibility to select securities to meet redemptions. It is impossible to predict whether the net result will be beneficial or detrimental to the Fund's performance.

Portfolio Turnover. The Portfolio cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual turnover rate will generally be lower than that of most other equity mutual funds and will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Portfolio.

Lending Portfolio Securities. If the Investment Adviser decides to make securities loans, the Portfolio may seek to increase its income by lending portfolio securities to broker-dealers or other institutional borrowers. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive a fee, or all or a portion of the interest on investment of the collateral. The Portfolio would have the right to call a loan and obtain the securities loaned at any time on up to five business days' notice. The Portfolio would not have the right to vote any securities having voting rights during the existence of a loan, but could call the loan in anticipation of an important vote to be taken among holder of the securities or the giving or holding of their consent on a material matter affecting the investment. If the Investment Adviser decides to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the Portfolio's total assets. Securities lending involves administration expenses, including finders' fees.


                           INVESTMENT RESTRICTIONS

    The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% or more of the outstanding voting securities of the Fund or the Portfolio, as the case may be, present or represented by proxy at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund or the Portfolio are present or represented at the meeting or (b) more than 50% of the outstanding voting securities of the Fund or investors of the Portfolio. Neither the Fund nor the Portfolio may:

        (1) Borrow money or issue senior securities except as permitted by the Investment Company Act of 1940;

        (2) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;

        (3) Engage in the underwriting of securities; or

        (4) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities;

        (5) Make loans to other persons, except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities;

        (6) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies; or

        (7) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to 25% of the value of its assets may be invested in any one industry.


    Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest its assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. Notwithstanding the investment policies and restrictions of the Portfolio, the Portfolio may invest part of its assets in another investment company consistent with the Investment Company Act of 1940 (the "1940 Act").

    The Fund and the Portfolio have each adopted the following investment policies which may be changed without shareholder or investor approval. Neither the Fund nor the Portfolio may invest more than 15% of its net assets in investments which are not readily marketable, including restricted securities and repurchase agreements with a maturity longer than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees of the Trust or the Portfolio, or their delegate, determines to be liquid. Neither the Fund nor the Portfolio will sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions. Neither the Fund nor the Portfolio will invest for the purpose of exercising control or management of other companies. Neither the Fund nor the Portfolio will purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is a member, officer, director or trustee of the Investment Adviser of the Trust or the Portfolio, if after the purchase of the securities of such issuer by the Fund or the Portfolio one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities or both (all taken at market value) of such issuer and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities or both (all taken at market value).

    Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, such percentage limitation shall be determined immediately after and as a result of the Fund's or the Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, will not compel the Fund or the Portfolio, as the case may be, to dispose of such security or other asset. Notwithstanding the foregoing, under normal market conditions the Fund and the Portfolio must take actions necessary to comply with the policy of investing at least 65% of total assets in equity securities. Notwithstanding the foregoing, the Fund and Portfolio must always be in compliance with the borrowing policies set forth above.

    Although permissible under the Fund's investment restrictions, the Fund has no present intention during the coming fiscal year to: borrow money; pledge its assets; or make loans to other persons.


                            TRUSTEES AND OFFICERS

    The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Unless otherwise noted, the business address of each Trustee and officer is 24 Federal Street, Boston, Massachusetts 02110, which is also the address of the Portfolio's Investment Adviser, Boston Management and Research ("BMR"), which is a wholly-owned subsidiary of Eaton Vance Management ("Eaton Vance"); of Eaton Vance's parent, Eaton Vance Corp. ("EVC"); and of Eaton Vance's and BMR's trustee, Eaton Vance, Inc. ("EV"). Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Those Trustees and officers who are "interested persons" of the Trust, Eaton Vance, BMR, EVC or EV as defined in the 1940 Act by virtue of their affiliation with any one or more of the Trust, the Portfolio Eaton Vance, BMR, EVC or EV, are indicated by an asterisk(*).

                   TRUSTEES OF THE TRUST AND THE PORTFOLIO

M. DOZIER GARDNER (63), President and Trustee of the Trust*
President and Chief Executive Officer of BMR, Eaton Vance, EVC and EV, and a
  Director of EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.

LANDON T. CLAY (70), President and Trustee of the Portfolio*
Chairman of Eaton Vance, BMR, EVC and EV and a Director of EVC and EV.
  Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


JAMES B. HAWKES (55), Vice President of the Portfolio and the Trust and Trustee of the Trust*
Executive Vice President of Eaton Vance, BMR, EVC and EV, and a Director of
  EVC and EV. Director or Trustee and officer of various investment companies managed by Eaton Vance or BMR.


DONALD R. DWIGHT (65), Trustee
President of Dwight Partners, Inc. (a corporate relations and communications company) founded in 1988. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Clover Mill Lane, Lyme, New Hampshire 03768

SAMUEL L. HAYES, III (61), Trustee
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate
  School of Business Administration. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: Harvard University Graduate School of Business Administration,
  Soldiers Field Road, Boston, Massachusetts 02163


NORTON H. REAMER (61), Trustee
President and Director, United Asset Management Corporation, a holding company owning institutional investment management firms). Chairman, President and Director, UAM Funds (mutual funds). Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: One International Place, Boston, Massachusetts 02110

JOHN L. THORNDIKE (70), Trustee
Director, Fiduciary Company Incorporated. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 175 Federal Street, Boston, Massachusetts 02110


JACK L. TREYNOR (66), Trustee
Investment Adviser and Consultant. Director or Trustee of various investment companies managed by Eaton Vance or BMR.
Address: 504 Via Almar, Palos Verdes Estates, California 90274

                   OFFICERS OF THE TRUST AND THE PORTFOLIO


DUNCAN W. RICHARDSON (39), Vice President of the Portfolio
Vice President of Eaton Vance and EV since January 19, 1990 and of BMR since
  August 11, 1992. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Richardson was elected Vice President of the Portfolio on October 23, 1995.

H. DAY BRIGHAM, JR. (70) Vice President of the Trust
Chairman of the Management Committee, Vice President of Eaton Vance, BMR, EVC and EV and Director of EVC and EV, Director, Trustee and officer of various investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR. (37), Vice President of the Trust
Assistant Vice President of BMR, Eaton Vance and EV and an employee of Eaton
  Vance since July 17, 1989. Officer of various investment companies managed by Eaton Vance or BMR. Mr. Ahern was elected Vice President of the Trust on June 19, 1995.

MICHAEL B. TERRY (54), Vice President of the Trust
Vice President of BMR, Eaton Vance and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR (51), Treasurer
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

M. KATHERINE KREIDER (36), Assistant Treasurer
Assistant Vice President of Eaton Vance, BMR and EV since February 5, 1996.
  Senior Audit Manager (1993-1996), Audit Manager (1991-1993) -- Financial Services Industry Practice, Deloitte & Touche (1987-1996). Officer of various investment companies managed by Eaton Vance or BMR. Ms. Kreider was elected Assistant Treasurer of the Trust on February 21, 1996.

THOMAS OTIS (65), Secretary
Vice President and Secretary of Eaton Vance, BMR, EVC and EV. Officer of various investment companies managed by Eaton Vance or BMR.

JANET E. SANDERS (61), Assistant Treasurer and Assistant Secretary
Vice President of Eaton Vance, BMR and EV. Officer of various investment companies managed by Eaton Vance or BMR.

A. JOHN MURPHY (34), Assistant Secretary
Assistant Vice President of BMR, Eaton Vance and EV since March 1, 1994;
  employee of Eaton Vance since March 1993. State Regulations Supervisor, The Boston Company (1991-1993) and Registration Specialist, Fidelity Management & Research Co. (1986-1991). Officer of various investment companies managed by Eaton Vance or BMR. Mr. Murphy was elected Assistant Secretary of the Trust on March 27, 1995 and of the Portfolio on October 23, 1995.


JOHN P. RYNNE (54), Assistant Secretary of the Trust
Corporate Controller and Vice President of EVC. Vice President of Eaton Vance,
  EVD and BMR, and Treasurer of Energex Energy Corporation. Mr. Rynne became an officer of the Trust on June 19, 1995.

ERIC G. WOODBURY (39), Assistant Secretary
Vice President of BMR, Eaton Vance and EV since February 1993; formerly, associate attorney at Dechert, Price & Rhoads and Gaston & Snow. Mr. Woodbury was elected Assistant Secretary of the Trust on June 19, 1995 and of the Portfolio on October 23, 1995.


    Messrs. Hayes (Chairman), Reamer and Thorndike are members of the Special Committee of the Board of Trustees of the Trust and of the Portfolio. The purpose of the Special Committee is to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Fund, including administrative services, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Fund or its shareholders.

    The Nominating Committee is comprised of four Trustees who are not "interested persons" as that term is defined under the Investment Company Act of 1940 ("noninterested Trustees"). The Committee has four-year staggered terms, with one member rotating off the Committee to be replaced by another noninterested Trustee of the Trust. The purpose of the Committee is to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees is independent of Eaton Vance and its affiliates.


    Messrs. Treynor (Chairman) and Dwight are members of the Audit Committee of the Board of Trustees of the Trust and of the Portfolio. The Audit Committee's functions include making recommendations to the Board of Trustees regarding the selection of the independent certified public accountants, and reviewing with such accountants and the Treasurer of the Trust and of the Portfolio matters relative to trading and brokerage policies and practices, accounting and auditing practices and procedures, accounting records, internal accounting controls, and the functions performed by the custodian and transfer agent of the Fund and of the Portfolio.

    Trustees of the Portfolio who not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the "Plan"). Under the Plan, an eligible Trustee may elect to have his deferred fees invested by the Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Plan will have a negligible effect on the Portfolio's assets, liabilities, and net income per share, and will not obligate the Portfolio to retain the services of any Trustee or obligate the Portfolio to pay any particular level of compensation to the Trustee. Neither the Portfolio nor the Fund has a retirement plan for its Trustees.

    The fees and expenses of those Trustees of the Trust and the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. For the compensation received by the noninterested Trustees of the Trust and the Portfolio, see "Fees and Expenses" in Part II.

                     INVESTMENT ADVISER AND ADMINISTRATOR

    The Portfolio engages BMR as investment adviser pursuant to an Investment Advisory Agreement dated October 23, 1995. BMR or Eaton Vance acts as investment adviser to investment companies and various individual and institutional clients with combined assets under management of over $16 billion.

    Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and managing investment companies since 1931. They maintain a large staff of experienced fixed-income and equity investment professionals to service the needs of their clients. The fixed-income division focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The equity division cover stocks ranging from blue chip to emerging growth companies.

    Eaton Vance and its affiliates act as adviser to over 150 mutual funds, individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts. Eaton Vance mutual funds feature international equities, domestic equities, tax-free municipal bonds, and U.S. government and corporate bonds. Lloyd George Management has advised Eaton Vance's international equity funds since 1992. Founded in 1991, Lloyd George is headquartered in Hong Kong with offices in London and Mumbai, India. It has established itself as a leader in investment management in Asian equities and other global markets. Lloyd George features an experience team of investment professionals that began working together in the mid-1980s. Lloyd George's staff includes 11 highly qualified investment professionals who manage U.S. $1.3 billion. Lloyd George analysts cover East Asia, the India subcontinent, Russia and Eastern Europe, Latin America, Australia and New Zealand from offices in Hong Kong, London and Mumbai. Together Eaton Vance and Lloyd George manage over $18 billion in assets. Eaton Vance mutual funds are distributed by Eaton Vance Distributors both within the United States and offshore.

    Eaton Vance Distributors believes that an investment professional can provide valuable services to you to help you reach your investment goals. Meeting investment goals requires time, objectivity and investment savvy. Before making an investment recommendation, a representative can help you carefully consider your "short-term" and "long-term" financial goals, your tolerance for investment risk, your investment time frame, and other investments you may already own. Your professional investment representatives are knowledgeable about financial markets, as well as the wide range of investment opportunities available. A representative can provide you with tailored financial advice and help you decide when to buy, sell or persevere with your investments.


    BMR manages the investments and affairs of the Portfolio subject to the supervision of the Portfolio's Board of Trustees. BMR furnishes to the Portfolio investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. The Investment Advisory Agreement requires BMR to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the BMR organization and all personnel of BMR performing services relating to research and investment activities. The Portfolio is responsible for all expenses not expressly stated to be payable by BMR under the Investment Advisory Agreement, including, without implied limitation, (i) expenses of maintaining the Portfolio and continuing its existence, (ii) registration of the Portfolio under the 1940 Act, (iii) commission, fees and other expenses connected with the acquisition, holding and disposition of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale and redemption of interests in the Portfolio, (viii) expenses of registering and qualifying the Portfolio and interest in the Portfolio under federal and state securities laws and of preparing and printing registration statements or other offering statements or memoranda for such purposes and for distributing the same to investors, and fees and expenses of registering and maintaining registration of the Portfolio and of the Portfolio's placement agent as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to investors and of meetings of investors and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues, (xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Portfolio (including without limitation safekeeping of funds, securities and other investments, keeping of books, accounts and records, and determination of net asset values, book capital account balances and tax capital account balances), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, investor servicing agents and registrars for all services to the Portfolio, (xv) expenses for servicing the accounts of investors, (xvi) any direct charges to investors approved by the Trustees of the Portfolio,
(xvii) compensation and expenses of Trustees of the Portfolio who are not members of BMR's organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and any legal obligation of the Portfolio to indemnify its Trustees, officer and investors with respect thereto, to the extent not covered by insurance.

    For a description of the compensation that the Portfolio pays BMR under the Investment Advisory Agreement, see the Fund's current Prospectus. For additional information about the Investment Advisory Agreement, including the net assets of the Portfolio and the investment advisory fees that the Portfolio paid BMR under the Investment Advisory Agreement, see "Fees and Expenses" in the Fund's Part II.

    The Investment Advisory Agreement with BMR remains in effect until February 28, 1997. It may be continued indefinitely thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the Trustees of the Portfolio who are not interested persons of the Portfolio or of BMR cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Portfolio or by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Portfolio, and the Agreement will terminate automatically in the event of its assignment. The Agreement provides that BMR may render services to others. The Agreement also provides that BMR shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under that Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.


    As indicated in the Prospectus, Eaton Vance serves as Administrator of the Fund, but currently receives no compensation for providing administrative services to the Fund. Under its agreement with the Fund, Eaton Vance has been engaged to administer the Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish for the use of the Fund office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund. For additional information about the Administrator, see "Fees and Expenses" in the Fund's Part II.

    The Fund pays all of its own expenses including, without limitation, (i) expenses of maintaining the Fund and continuing its existence, (ii) registration of the Trust under the 1940 Act, (iii) commission, fees and other expenses connected with the purchase or sale of securities and other investments, (iv) auditing, accounting and legal expenses, (v) taxes and interest, (vi) governmental fees, (vii) expenses of issue, sale, repurchase and redemption of shares, (viii) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purpose and for distribution of the same to shareholders and investors, and fees and expenses of registering and maintaining registration of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (ix) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (x) expenses of reports to governmental officers and commissions, (xi) insurance expenses, (xii) association membership dues,
(xiii) fees, expenses and disbursements of custodians and subcustodians for all services to the Fund (including without limitation safekeeping of funds, securities and other investments, keeping of books and accounts and determination of net asset values), (xiv) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrar for all services to the Fund, (xv) expenses for servicing shareholder accounts, (xvi) any direct charges to shareholders approved by the Trustees of the Trust, (xvii) compensation and expenses of Trustees of the Trust who are not members of the Eaton Vance organization, and (xviii) such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust to indemnify its Trustees and officer with respect thereto.


    BMR is a wholly-owned subsidiary of Eaton Vance. Eaton Vance and EV are both wholly-owned subsidiaries of EVC. Eaton Vance and BMR are both Massachusetts business trusts, and EV is the trustee of Eaton Vance and BMR. The Directors of EV are Landon T. Clay, H. Day Brigham, Jr., M. Dozier Gardner, James B. Hawkes and Benjamin A. Rowland, Jr. The Directors of EVC consist of the same persons and John G.L. Cabot and Ralph Z. Sorenson. Mr. Clay is chairman and Mr. Hawkes is president and chief executive officer of EVC, Eaton Vance, BMR and EV. All of the issued and outstanding shares of Eaton Vance and of EV are owned by EVC. All of the issued and outstanding shares of BMR are owned by Eaton Vance. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust which expires December 31, 1996, the Voting Trustees of which are Messrs. Brigham, Clay, Gardner, Hawkes and Rowland. The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and BMR who are also officers and Directors of EVC and EV. As of November 1, 1996, Messrs. Clay, Gardner and Hawkes each owned 24% of such voting trust receipts and Messrs. Rowland and Brigham owned 15% and 13%, respectively, of such voting trust receipts. Messrs. Clay, Gardner, Hawkes and Otis, who are officers or Trustees of the Trust and/or the Portfolio, are members of the EVC, Eaton Vance, BMR and EV organizations. Messrs. Ahern, Murphy, O'Connor, Richardson, Rynne, Terry and Woodbury, and Ms. Kreider and Ms. Sanders are officers of the Trust and/or the Portfolio and are also members of the Eaton Vance, BMR and EV organizations. BMR will receive the fees paid under the Investment Advisory Agreement.


    EVC owns all of the stock of Energex Energy Corporation, which engages in oil and gas exploration and development. In addition, Eaton Vance owns all the stock of Northeast Properties, Inc., which is engaged in real estate investment. EVC also owns 24% of the Class A shares of Lloyd George Management (B.V.I.) Limited, a registered investment adviser. EVC owns all the stock of Fulcrum Management, Inc. and MinVen, Inc., which are engaged in the development of precious metal mining, venture investment and management. EVC, Eaton Vance, BMR and EV may also enter into other businesses.

    EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund and the Portfolio, Investors Bank & Trust Company. It is Eaton Vance's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other relationships between the Trust or the Portfolio and such banks.

                                  CUSTODIAN

    Investors Bank & Trust Company ("IBT"), 89 South Street, Boston, Massachusetts acts as custodian for the Fund and the Portfolio. IBT has the custody of all cash and securities representing the Fund's interest in the Portfolio, has custody of all the Portfolio's assets, maintains the general ledger of the Portfolio and the Fund and computes the daily net asset value of interests in the Portfolio and the net asset value of shares of the fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with the Portfolio's investments, receives and disburse all funds and performs various other ministerial duties upon receipt of proper instruction from the Fund and the Portfolio. IBT charges fees which are competitive within the industry. A portion of the fee relates to custody, bookkeeping and valuation services and is based upon a percentage of Fund and Portfolio net assets and a portion of the fee relates to activity charges, primarily the number of portfolio transactions. These fees are then reduced by a credit for cash balances of the particular investment company at the custodian equal to 75% of the 91-day, U.S. Treasury Bill auction rate applied to the particular investment company's average daily collected balances for the week. In view of Mr. Clay's interest in IBT, the Portfolio is treated as a self-custodian pursuant to Rule 17f-2 under the Investment Company Act of 1940, and the Portfolio's investments held by IBT as custodian are thus subject to the additional examinations by the Portfolio's independent certified public accountants as called for by such Rule.


    IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the Commission for which it receives a separate fee.

                            SERVICE FOR WITHDRAWAL

    The Transfer Agent will send to the shareholder regular quarterly payments of any permitted amount designated by the shareholder (see "Eaton Vance Shareholder Services - Systematic Withdrawal Plan" in the Fund's current Prospectus) based upon the value of the shares held. The checks will be drawn from share redemptions and hence, are a return of principal. Income dividends and capital gain distributions in connection with withdrawal accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. Either the shareholder, the Transfer Agent or the Principal Underwriter will be able to terminate the withdrawal plan at any time without penalty.


                       DETERMINATION OF NET ASSET VALUE

    The net asset value of the Portfolio and of shares of the Fund is determined by IBT (as agent and custodian for the Fund and the Portfolio) in the manner described under "Valuing Fund Shares" in the Fund's current Prospectus. The Fund and Portfolio will be closed for business and will not price their shares on the following business holidays: New Year's Day, Presidents' Day, Good Friday (a New York Stock Exchange holiday), Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

    The Trustees of the Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

    Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represents that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, that amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

    Generally, trading in the foreign securities owned by the Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the Portfolio's share are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). Foreign securities and currency held by the Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by Reuters Information Service.

                            INVESTMENT PERFORMANCE

    Average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes that all distributions are reinvested at net asset value on the reinvestment dates during the period.

    The Fund may use total return figures showing after-tax returns, including comparisons to tax-deferred vehicles such as Individual Retirement Accounts ("IRAs") and variable annuities. In calculating after-tax returns, the Fund will, in general, assume that its shareholders are U.S. individual taxpayers subject to federal income taxes at the highest marginal rate then applicable to ordinary income and long-term capital gains. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes. In calculating after-tax returns, distributions made by the Fund are assumed to be reduced by the amount of taxes payable on the distribution, and the after-tax proceeds of the distribution are reinvested in the Fund at net asset value on the reinvestment date.

    The Fund's total return may be compared to relevant indices, such as the Consumer Price Index and various domestic and foreign securities indices, for example: Standard & Poor's Index of 400 Common Stocks, Standard & Poor's Index of 500 Common Stocks, Merrill Lynch U.S. Treasury (15-year plus) Index, Lehman Brothers Government/Corporate Bond Index, the Dow Jones Industrial Average and Morgan Stanley Global Equity. The Fund's total return and comparisons with these indices may be used in advertisements and in information furnished to present or prospective shareholders. The Fund's performance may differ from that of other investors in the Portfolio, and other investment companies.

    Information used in advertisements and in materials furnished to present or prospective shareholders may include statistics, data and performance studies prepared by independent organizations (e.g. Ibbotson Associates, Standard & Poor's Ratings Group, Merrill Lynch Private Client Group, Bloomberg, L.P., Dow Jones & Company, Inc., and the Federal Reserve Board) or included in various publications (e.g. The Wall Street Journal, Barron's and The Decade: Wealth of Investments in U.S. Stocks, Bonds, Bills & Inflation) reflecting the investment performance or return achieved by various classes and types of investments (e.g. common stocks, small company stocks, long-term corporate bonds, long-term government bonds, intermediate-term government bonds, U.S. Treasury bills) over various periods of time. This information may be used to illustrate the benefits of long-term investments in common stocks.

    Information about the allocation and holdings of investments in the Portfolio may be included in advertisements and other material furnished to present and prospective shareholders.

    Evaluations of the Fund's performance or rankings of mutual funds (which include the Fund) made by independent sources (e.g., Lipper Analytical Services, Inc., CDA/Weisenberger and Morningstar, Inc.) may be used in advertisements and in information furnished to present or prospective shareholders. Information, charts and illustrations showing the effect of compounding interest or relating to inflation and taxes (including their effects on the dollar and the return on stocks and other investment vehicles) may also be included in advertisements and materials furnished to present and prospective investors.

    Information used in advertisements and materials furnished to present and prospective investors may include statements or illustrations relating to the appropriateness of certain types of securities and/or mutual funds to meet specific financial goals. Such information may address:

    -- costs associated with aging parents;

    -- funding a college education (including its actual and estimated cost);

    -- health care expenses (including actual and projected expenses);

    -- long-term disabilities (including the availability of, and coverage provided by, disability insurance); and

    -- retirement (including the availability of social security benefits, the tax treatment of such benefits and statistics and other information relating to maintaining a particular standard of living and outliving existing assets).

    Such information may also address different methods for saving money and the results of such methods, as well as the benefits of investing in equity securities. Such information may describe: the potential for growth; the performance of equities as compared to other investment vehicles; and the value of investing as early as possible and regularly, as well as staying invested. The benefits of investing in equity securities by means of a mutual fund may also be included (such benefits may include diversification, professional management and the variety of equity mutual fund products).

    Information in advertisements and materials furnished to present and prospective investors may include profiles of different types of investors (i.e., investors with different goals and assets) and different investment strategies for meeting specific financial goals. Such information may provide hypothetical illustrations which include: results of various investment strategies; performance of an investment in the Fund over various time periods; and results of diversifying assets among several investments with varying performance. Information in advertisements and materials furnished to present and prospective investors may also include quotations (including editorial comments) and statistics concerning investing in securities, as well as investing in particular types of securities and the performance of such securities.


    The Fund may provide information about Eaton Vance, its affiliates and other investment advisers to the funds in the Eaton Vance Family of Funds in sales material or advertisements provided to investors or prospective investors. Such material or advertisements may also provide information on the use of investment professionals by such investors.


                             HYPOTHETICAL RETURNS

    The following analysis compares the after-tax returns achieved from three hypothetical investments with identical pre-tax returns of 10% per year. The first hypothetical investment is a tax-managed equity mutual fund whose returns consist entirely of deferred gains (no dividend income and no realized capital gains). Note - It is anticipated the Fund will distribute some net investment income and capital gains in some years, so the hypothetical may not be entirely applicable. The second hypothetical investment is a conventional equity mutual fund, managed without regard to investor tax considerations, whose 10% annual returns consist of 2% return from dividend income and 8% return from realized capital gains, three-quarters of which are long-term gains and one-quarter of which are short-term gains. The third hypothetical investment is a variable annuity fund, which by its structure defers taxation on all income and gains. The third hypothetical investment is a variable annuity fund, which by its structure defers taxation on all income and gains. The investor is amused to pay federal taxes at the highest rate applicable to individual income and gains, including the effect of the itemized deduction phaseout. this rate is 40.8% for dividend income and short-term capital gains and 29.2% for long-term capital gains. The investor is assumed to pay no state or local taxes.

    An initial investment of $10,000 in each of the three hypothetical funds would grow in value to:

                                           CONVENTIONAL EQUITY     VARIABLE
                        TAX-MANAGED FUND       MUTUAL FUND       ANNUITY FUND
                          -------------       -------------        ---------

    After 10 years:          $25,937             $18,942            $25,937
    After 20 years:          $67,275             $35,881            $67,275

    The returns from the tax-managed fund and the variable annuity fund are the same since the pre-tax returns are assumed to be identical and no taxes have been paid in either case. The returns from the conventional fund are substantially lower due to the taxes paid each year in connection with the funds dividend income and realized long-term and short-term capital gains.

    If the hypothetical fund investments were each to be sold, the amount realized from the sale, net of taxes, would be:
                                           CONVENTIONAL EQUITY      VARIABLE
                        TAX-MANAGED FUND       MUTUAL FUND        ANNUITY FUND
                          -------------       -------------         ---------

    After 10 years:          $21,286             $18,942             $19,437
    After 20 years:          $50,558             $35,881             $43,914

    The proceeds from selling the conventional fund, net of taxes, equals the value of the shares (from above), since no gain is recognized at sale. The net-of-tax proceeds of the tax-managed fund position is reduced by the capital gains taxes due on the accumulated gain. The net-of-tax proceeds of the variable annuity is reduced by taxes on the accumulated income and gain, all of which is taxed as ordinary income.

    If the holder of the hypothetical fund investments were to die, the value of the investment passing to the estate would be:
                                            CONVENTIONAL EQUITY     VARIABLE
                         TAX-MANAGED FUND       MUTUAL FUND       ANNUITY FUND
                           -------------       -------------        ---------

    After 10 years:           $25,937             $18,942            $19,437
    After 20 years:           $67,275             $35,881            $43,914

    The value of the tax-managed fund and the conventional fund would pass through to the estate without being taxed and their tax basis would be adjusted upward to the value at the time of death. The value of the variable annuity would be reduced by taxes at the ordinary income rate on the accumulated income and gain, as if the investor had sold the position.

                                    TAXES

    See also "Distribution and Taxes" in the Fund's current Prospectus.

    The Fund, as a series of a Massachusetts business trust, will be treated as a separate entity for accounting and tax purposes. The Fund intends to elect to be treated, and to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute all of its net investment income and net realized capital gains in accordance with the timing requirements imposed by the Code, so as to avoid any federal income or excise tax on the Fund. Because the Fund invests its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for the Fund to satisfy them. The Portfolio will allocate at least annually among its investors, including the Fund, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. The Portfolio will make allocations to the Fund in accordance with the Code and applicable regulations and will make moneys available for withdrawal at appropriate times and in sufficient amounts to enable the Fund to satisfy the tax distribution requirements that apply to the Fund and that must be satisfied in order to avoid federal income and/or excise tax on the Fund. For purposes of applying the requirements of the Code regarding qualification as a RIC, the Fund will be deemed (i) to own its proportionate share of each of the assets of the Portfolio and (ii) to be entitled to the gross income of the Portfolio attributable to such share.

    In order to avoid federal excise tax, the Code requires that the Fund distribute (or be deemed to have distributed) by December 31 of each calendar year at least 98% of its ordinary income (not including tax-exempt income) for such year, at least 98% of the excess of its realized capital gains over its realized capital losses, generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards, and 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund was not taxed. Further, under current law, provided that the Fund qualifies as a RIC for federal income tax purposes and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio is liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

    Foreign exchange gains and losses realized by the Portfolio and allocated to the Fund in connection with the Portfolio's investments in foreign securities and certain options, futures or forward contracts or foreign currency may be treated as ordinary income and losses under special tax rules. Certain options, futures or forward contracts of the Portfolio may be required to be marked to market (i.e., treated as if closed out) on the last day of each taxable year, and any gain or loss realized with respect to these contracts may be required to be treated as 60% long-term and 40% short-term gain or loss. Positions of the Portfolio in securities and offsetting options, swaps, futures or forward contracts may be treated as "straddles" and be subject to other special rules that may, upon allocation of the Portfolio's income, gain or loss to the Fund, affect the amount, timing and character of the Fund's distributions to shareholders. Certain uses of foreign currency and foreign currency derivatives such as options, futures, forward contracts and swaps and investment by the Portfolio in certain "passive foreign investment companies" may be limited or a tax election may be made, if available, in order to preserve the Fund's qualification as a RIC or avoid imposition of a tax on the Fund.

    The Portfolio will allocate at least annually to the Fund and its other investors their respective distributive shares of any net investment income and net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolio's fiscal year on certain options and futures transactions that are required to be marked-to-market). Such amounts will be distributed by the Fund to its shareholders in cash or additional shares, as they elect. Shareholders of the Fund will be advised of the nature of the distributions.

    Certain investors in the Portfolio, including RICs, have acquired interests in the Portfolio by contributing securities. Due to tax considerations, during the first five years following the contribution of securities to the Portfolio by an investor, such securities will not be distributed to any investor other than the investor who contributed those securities. Investors who acquire an interest in the Portfolio by contributing securities and who redeem that interest within five years thereafter will generally receive back one or more of the securities they contributed. In partial redemptions by such investors during this period, the Portfolio will attempt to accommodate requests to distribute initially those contributed securities and share lots with the highest cost basis.

    The Portfolio has significant holdings of highly appreciated securities that were contributed to the Portfolio by investors other than the Fund. If such securities were to be sold, the resulting capital gain would be allocated disproportionately among the Portfolio's investors, with the result that the Fund would not be subject to taxation on any gain arising prior to the contribution of the securities to the Portfolio.

    Distributions by the Fund of the excess of net long-term capital gains over short-term capital losses earned by the Portfolio and allocated to the Fund, taking into account any capital loss carryforwards that may be available to the Fund in years after its first taxable year, are taxable to shareholders of the Fund as long-term capital gains, whether received in cash or in additional shares and regardless of the length of time their shares have been held. Certain distributions, if declared in October, November or December and paid the following January, will be taxed to shareholders as if received on December 31 of the year in which they are declared.

    Any loss realized upon the redemption or exchange of shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains with respect to such shares. All or a portion of a loss realized upon a taxable disposition of Fund shares may be disallowed under "wash sale" rules if other Fund shares are purchased (whether through reinvestment of dividends or otherwise) within 30 days before or after the disposition. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

    The Fund will not be subject to Massachusetts income, corporate excise or franchise taxation as long as it qualifies as a RIC under the Code.


    Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number and certain certifications required by the Internal Revenue Service (the "IRS"), as well as shareholders with respect to whom the Fund has received notification from the IRS or a broker, may be subject to "backup" withholding of federal income tax from the Fund's taxable dividends and distributions and the proceeds of redemptions (including repurchases and exchanges) at a rate of 31%. An individual's taxpayer identification number is generally his or her social security number.


    Non-resident alien individuals, foreign corporations and certain other foreign entities generally will be subject to a U.S. withholding tax at a rate of 30% on the Fund's distributions from its ordinary income and the excess of its net short-term capital gain over its net long-term capital loss, unless the tax is reduced or eliminated by an applicable tax treaty. Distributions from the excess of the Fund's net long-term capital gain over its net short-term capital loss received by such shareholders and any gain from the sale or other disposition of shares of the Fund generally will not be subject to U.S. Federal income taxation, provided that non-resident alien status has been certified by the shareholder. Different U.S. tax consequences may result if the shareholder is engaged in a trade or business in the United States, is present in the United States for a sufficient period of time during a taxable year to be treated as a U.S. resident, or fails to provide any required certifications regarding status as a non-resident alien investor. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund.

    The foregoing discussion does not describe many of the tax rules applicable to IRAs nor does it address the special tax rules applicable to certain other classes of investors, such as other retirement plans, tax-exempt entities, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to these or other special tax rules that may apply in their particular situations, as well as the state, local or foreign tax consequences of investing in the Fund.

                       PORTFOLIO SECURITY TRANSACTIONS

    Decisions concerning the execution of portfolio security transactions by the Portfolio, including the selection of the market and the broker-dealer firm, are made by BMR. BMR is also responsible for the execution of transactions for all other accounts managed by it.

    BMR places the portfolio security transactions of the Portfolio and of certain other accounts managed by it for execution with many broker-dealer firms. BMR uses its best efforts to obtain execution of portfolio transactions at prices which are advantageous to the Portfolio and (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, BMR will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the size and type of the transaction, the general execution and operational capabilities of the broker-dealer, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of services rendered by the broker-dealer in other transactions, and the reasonableness of the commission, if any. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer. Transactions in foreign securities usually involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received by the Portfolio usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid by the Portfolio includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although commissions paid on portfolio transactions will, in the judgment of BMR, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and BMR's other clients in part for providing brokerage and research services to BMR.

    As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction on behalf of the Portfolio may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if BMR determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided. This determination may be made on the basis of either that particular transaction or on the basis of overall responsibilities which BMR and its affiliates have for accounts over which it exercises investment discretion. In making any such determination, BMR will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

    It is a common practice of the investment advisory industry for the advisers of investment companies, institutions and other investors to receive research, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealers which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, BMR may receive Research Services from broker-dealer firms with which BMR places the portfolio transactions of the Portfolio and from third parties with which these broker-dealers have arrangements. These Research Services may include such matters as general economic and market reviews, industry and company reviews, evaluations of securities and portfolio strategies and transactions and recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by BMR in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to BMR in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid by the Portfolio is not reduced because BMR receives such Research Services. BMR evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient commissions to such firms to ensure the continued receipt of Research Services which BMR believes are useful or of value to it in rendering investment advisory services to its clients.

    Subject to the requirement that BMR shall use its best efforts to seek to execute portfolio security transactions of the Portfolio at advantageous prices and at reasonably competitive commission rates or spreads, BMR is authorized to consider as a factor in the selection of any broker-dealer firm with whom Portfolio orders may be placed the fact that such firm has sold or is selling shares of the Fund or of other investment companies sponsored by Eaton Vance. This policy is not inconsistent with a rule of the National Association of Securities Dealers, Inc., which rule provides that no firm which is a member of the Association shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

    Securities considered as investments for the Portfolio may also be appropriate for other investment accounts managed by BMR or its affiliates. BMR will attempt to allocate equitably portfolio transactions among the Portfolio and the portfolios of its other investment accounts whenever decisions are made to purchase or sell securities by the Portfolio and one or more of such other accounts simultaneously. In making such allocations, the main factors to be considered are the respective investment objectives of the Portfolio and such other accounts, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment by the Portfolio and such accounts, the size of investment commitments generally held by the Portfolio and such accounts and the opinions of the persons responsible for recommending investments to the Portfolio and such accounts. While this procedure could have a detrimental effect on the price or amount of the securities available to the Portfolio from time to time, it is the opinion of the Trustees of the Portfolio that the benefits available from BMR's organization outweigh any disadvantage that may arise from exposure to simultaneous transactions. For the brokerage commissions paid by the Portfolio on portfolio transactions, see "Fees and Expenses" in Part II.

                              OTHER INFORMATION

    On July 10, 1995, the Trust changed its name from Eaton Vance Government Obligations Trust to Eaton Vance Mutual Funds Trust. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts under a Declaration of Trust dated May 7, 1984, as amended. Eaton Vance, pursuant to its agreement with the Trust, controls the use of the words "Eaton Vance" and "EV" in the Fund's name and may use the words "Eaton Vance" or "EV" in other connections and for other purposes.

    The Declaration of Trust may be amended by the Trustees when authorized by a majority of the outstanding voting securities of the Trust affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes as do not have a materially adverse effect on the rights or interests of shareholders or if they deem it necessary to conform the Declaration to the requirements of federal laws or state laws or regulations. The Trust or any series or class thereof may be terminated by:
(1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or
(2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

    As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholder's meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In addition, the By-laws of the Trust provide that no natural person shall serve as a Trustee of the Trust after the holders of record of not less than two-thirds of the outstanding shares have declared that he be removed from office either by declaration in writing filed with the custodian of the assets of the Trust or by votes set in person or by proxy at a meeting called for the purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communicating with shareholders about such a meeting. The By-laws also provide that the Trustees shall promptly call a meeting of shareholders for the purpose of voting upon a question of removal of a Trustee when requested so to do by the record holders of not less than 10 per centum of the outstanding shares.

    In accordance with the Declaration of Trust of the Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.

    The Declaration of Trust of the Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.


    The Portfolio's Declaration of Trust provides that the Portfolio will terminate 120 days after the complete withdrawal of the Fund or any other investor in the Portfolio, unless either the remaining investors by unanimous vote at a meeting of such investors, or a majority of the Trustees of the Portfolio, by written instrument consented to by all investors, agree to continue the business of the Portfolio. This provision is consistent with treatment of the Portfolio as a partnership for federal income tax purposes.

    The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the Commission, or during any emergency as determined by the Commission which makes it impracticable for the Portfolio or the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the Commission for the protection of investors.


                   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

    Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts, are the independent certified public accountants of the Fund, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


    For the financial statements of the Fund and the Portfolio see "Financial Statements" in Part II.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

This Part II provides information about EV CLASSIC TAX-MANAGED GROWTH FUND. The Fund became a series of the Trust on June 24, 1996.


                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of October 31, 1996, the Portfolio had net assets of $936,799,570. For the period from the Portfolio's start of business, December 1, 1995 to the fiscal year ended October 31, 1996, the Portfolio paid BMR advisory fees of $2,116,576 (equivalent to 0.600% (annualized) of the Portfolio's average daily net assets for such period).

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund.

DISTRIBUTION PLAN
    For the period from the start of business, August 2, 1996, to the fiscal year ended October 31, 1996, the Principal Underwriter paid to Authorized Firms sales commissions of $16,878 on sales of Fund shares. During the same period, the Fund made sales commission payments under the Plan to the
Principal Underwriter aggregating $      , and the Principal Underwriter
received $       in contingent deferred sales charges ("CDSCs") which were
imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at October 31, 1996, the outstanding Uncovered Distribution Charges of the Principal Underwriter calculated under the Plan amounted to approximately $
(which amount was equivalent to    % of the Fund's net assets on such date).
During the fiscal year ended October 31, 1996, the Fund made service fee payments to the Principal Underwriter and Authorized Firms aggregating
$      , of which $      was paid to Authorized Firms, and the balance of
which was retained by the Principal Underwriter. The Fund expects to begin making service fee payments during the quarter ending June 30, 1997.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares at the rate of $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, August 2, 1996, to the fiscal year ended October 31, 1996, the Fund paid the Principal Underwriter $22.50 for repurchase transactions handled by the Principal Underwriter.

BROKERAGE COMMISSIONS
    For the period from the Portfolio's start of business, December 1, 1995 to the fiscal year ended October 31, 1996, the Portfolio paid brokerage commissions of $144,815 on portfolio security transactions, of which approximately $112,018 was paid in respect of portfolio security transactions aggregating approximately $89,523,457 to firms which provided some Research Services (as defined in Part I) to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending October 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees of the Trust and the Portfolio and, during the one year period ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                      ESTIMATED       ESTIMATED     TOTAL COMPENSATION
                     COMPENSATION    COMPENSATION     FROM TRUST AND
NAME                  FROM FUND     FROM PORTFOLIO     FUND COMPLEX
---                   ---------       ---------        ------------
Donald R. Dwight          $9            $1,254         $142,500(2)
Samuel L. Hayes, III       8             1,220          153,750(3)
Norton H. Reamer           8             1,191          142,500
John L. Thorndike          8             1,270          145,500
Jack L. Treynor            9             1,319          147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER

    The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms ("Authorized Firms") or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and states securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN


    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of such a liability under accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distributions Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of uncovered distribution charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of uncovered distribution charges with respect to such day. The amount of outstanding uncovered distribution charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of uncovered distribution charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e. whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Classic Group of Funds which result in a reduction of uncovered distribution charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions, distribution fees and service fees to the Principal Underwriter which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding uncovered distribution charges of the Principal Underwriter, see "Fees and Expenses -- Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions and service fees at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the management fee payable to Eaton Vance by the Fund and the administration fee payable to Eaton Vance by the Portfolio) resulting from sale of Fund shares and through the sales commissions, distribution fees and CDSCs paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit in distributing shares of the Fund if at any point in time the aggregate amounts theretofore received by the Principal Underwriter from the Fund pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust as required by Rule 12b-1. The Plan continues in effect through and including April 28, 1997, and shall continue in effect for so long as such continuance is approved at least annually by the vote of both a majority of
(i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and the Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance) and by the Board of Trustees of the Trust, including the Rule 12b-1 Trustees. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to Authorized Firms under the Plan would provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1, 5, and 10 year periods ended October 31, 1996. The total return for the period prior to the Fund's commencement of operations on August 2, 1996 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution fees and certain other expenses.

                                                  VALUE OF A $1,000 INVESTMENT
                                   VALUE OF       VALUE OF          TOTAL RETURN BEFORE           TOTAL RETURN AFTER
                                  INVESTMENT     INVESTMENT           DEDUCTING CDSC               DEDUCTING CDSC*
    INVESTMENT       INVESTMENT   BEFORE CDSC    AFTER CDSC    -----------------------------  --------------------------
      PERIOD            DATE      ON 10/31/96   ON 10/31/96      CUMULATIVE     ANNUALIZED    CUMULATIVE    ANNUALIZED
-------------------  -----------  -----------  --------------  --------------  -------------  -----------  -------------
10 years ended
  10/31/96            10/31/86     $3,949.87     $3,949.87        294.99%         14.72%        294.99%       14.72%
5 years ended
  10/31/96            10/31/91     $2,095.52     $2,095.52        109.55%         15.95%        109.55%       15.95%
1 year ended
  10/31/96            10/31/95     $1,220.21     $1,210.21         22.02%         22.02%         21.02%       21.02%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
*No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of November 1, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 1, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 29.65% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. In addition, the following shareholders owned beneficially and of record the percentages of outstanding shares of the Fund indicated after their names: Painewebber FBO Ann E. Garvey, Trustee, Annie's Revocable Trust DTD 4/12/90, Wichita, KS (16.76%) and Painewebber FBO Mary L.
G. Theroux, Trustee, Mary L. G. Theroux Revocable Living Trust U/A DTD 9/30/68, Oakland, CA (9.48%). To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

------------------------------------------------------------------------------
                      EV CLASSIC TAX-MANAGED GROWTH FUND
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES

------------------------------------------------------------------------------
                               October 31, 1996

------------------------------------------------------------------------------
ASSETS:

  Investment in Tax-Managed Growth Portfolio (Portfolio), at
     value (Note 1A) (Identified cost, $10,360,908)              $10,779,407
  Receivable for Fund shares sold                                     75,315
  Deferred organization expenses (Note 1D)                            32,335
                                                                 -----------
      Total assets                                               $10,887,057
LIABILITIES:
  Payable for Fund shares redeemed                      $34,656
  Accrued organization expense                           23,518
  Accrued expenses                                       12,700
                                                        -------
      Total liabilities                                               70,874
                                                                 -----------
NET ASSETS for 1,003,747 shares of beneficial interest
  outstanding                                                    $10,816,183
                                                                 ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                                $10,416,691
  Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                        (8,477)
  Unrealized appreciation from Portfolio (computed on
    the basis of identified cost)                                    418,499
  Accumulated net investment loss                                    (10,530)
                                                                 -----------
      Total                                                      $10,816,183
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
    PER SHARE (NOTE 6)($10,816,183 / 1,003,747 shares
    of beneficial interest outstanding)                             $10.78
                                                                    ======

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the period from the start of business, August 2, 1996, to October 31, 1996
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Dividend income allocated from Portfolio (net of
    foreign taxes, $41)                                              $ 14,902
  Interest income allocated from Portfolio                              1,487
  Expenses allocated from Portfolio                                    (7,752)
                                                                     --------
        Net investment income allocated from Portfolio               $  8,637
  Expenses --
    Distribution fees (Note 5)                            $ 12,241
    Registration fees                                        3,560
    Amortization of organization expenses (Note 1D)          1,686
    Printing and postage                                       940
    Transfer and dividend disbursing agent fees                239
    Legal and accounting services                              200
    Miscellaneous                                              301
                                                          --------
        Total expenses                                                 19,167
                                                                     --------
          Net investment loss                                        $(10,530)
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO:
  Net realized loss from Portfolio (identified cost
    basis)                                                 $(8,477)
  Unrealized appreciation of investments                   418,499
                                                          --------
        Net realized and unrealized gain                             $410,022
                                                                     --------
          Net increase in net assets from operations                 $399,492
                                                                     ========

                       See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
For the period from the start of business, August 2, 1996, to October 31, 1996
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment loss                                           $   (10,530)
    Net realized loss on investments                                   (8,477)
    Unrealized appreciation                                           418,499
                                                                  -----------
      Net increase in net assets from operations                  $   399,492
                                                                  -----------
  Transactions in shares of beneficial interest (Note 4) --
    Proceeds from sale of shares                                  $11,069,340
    Cost of shares redeemed                                          (652,659)
                                                                  -----------
  Net increase from Fund share transactions                       $10,416,681
                                                                  -----------
      Net increase in net assets                                  $10,816,173
NET ASSETS:
  At beginning of period                                                   10
                                                                  -----------
  At end of period (including accumulated net investment loss of
    $10,530)                                                      $10,816,183
                                                                  ===========

                       See notes to financial statements

                             FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
For the period from the start of business, August 2, 1996, to October 31, 1996
------------------------------------------------------------------------------
NET ASSET VALUE, beginning of period                               $ 10.000
                                                                   --------

  INCOME FROM OPERATIONS:
    Net investment loss                                            $ (0.010)
    Net realized and unrealized gain on investments                   0.790
                                                                   --------
      Total income  from operations                                $  0.780
                                                                   --------
NET ASSET VALUE, end of period                                     $ 10.780
                                                                   ========

TOTAL RETURN(1)                                                       7.80%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of net expenses to average net assets(2)                      2.15% +
  Ratio of net investment income to average net assets               (0.84%)+
  Net assets, end of period (000's omitted)                        $ 10,816

  + Annualized.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of Tax-Managed Growth Portfolio's allocated expenses for the period from August 1, 1996 to October 31, 1996.

                      See notes to financial statements

                         NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Classic Tax-Managed Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.2% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of the securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT), serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reflected as a reduction of operating expenses in the Statement of Operations.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.
  Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

------------------------------------------------------------------------------
(3) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM as its investment adviser. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organization (Note 5).

------------------------------------------------------------------------------
(4) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, August 2, 1996 to October 31, 1996 were as follows:

  Sales                                                             1,066,787
  Issued to shareholders electing to receive payments of
    distributions in Fund shares                                         --
  Redemptions                                                         (63,040)
                                                                    ---------
      Net increase                                                  1,003,747
                                                                    =========

------------------------------------------------------------------------------
(5) DISTRIBUTION PLAN
The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
(i) 6.25% of the aggregate amount received by the Fund for shares sold plus,
(ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $9,181 to EVD for the period from the start of business August 1, 1996 to October 31, 1996, representing 0.75% of average daily average net assets. At October 31, 1996, the amount of Uncovered Distribution Charges of EVD
calculated under the Plan was approximately $      .

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make monthly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets for any fiscal year. EVD currently expects to pay an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such Firm and remaining outstanding for at least one year. For the period from the start of business, August 2, 1996 to October 31, 1996, the Fund paid service fees to EVD of $3,060. Service fee payments are made for personal services and/or maintenance of shareholder accounts. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale.
  Certain officers and Trustees of the Fund are officers or directors of EVD.

------------------------------------------------------------------------------
(6) CONTINGENT DEFERRED SALES CHARGE
Shares purchased and redeemed within the first year of their purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge (CDSC) at a rate of one percent of redemption proceeds, exclusive of all reinvestments and capital appreciation in the account. No contingent deferred sales charge is imposed on exchanges for shares of other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund which are distributed with a contingent deferred sales charge. EVD received $ of CDSC for the period from the start of business, August 1, 1996 to October 31, 1996.

------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $10,994,035 and $633,287, respectively.

                         INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND TRUSTEES OF
EATON VANCE MUTUAL FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities of EV Classic Tax-Managed Growth Fund (one of the series constituting Eaton Vance Mutual Funds Trust) as of October 31, 1996, and the related statements of operations and changes in net assets and the financial highlights for the period from the start of business, August 2, 1996, to October 31, 1996. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of EV Classic Tax-Managed Growth Fund series of the Eaton Vance Mutual Funds Trust at October 31, 1996, the results of its operations, the changes in its net assets, and its financial highlights for the period then ended, in conformity with generally accepted accounting principles.

                                                    DELOITTE & TOUCHE LLP

BOSTON, MASSACHUSETTS
NOVEMBER 29, 1996

                       ----------------------------------
                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1996

------------------------------------------------------------------------------
                            COMMON STOCKS - 97.9%
------------------------------------------------------------------------------
NAME OF COMPANY                                        SHARES        VALUE
------------------------------------------------------------------------------
ADVERTISING - 0.5%
Interpublic Group of Cos., Inc.                         106,000   $  5,141,000
                                                                  ------------
AEROSPACE & DEFENSE - 2.1%
Boeing Co.                                               90,370   $  8,619,039
Raytheon Co.                                            226,544     11,157,292
                                                                  ------------
                                                                  $ 19,776,331
                                                                  ------------
BANKS - 1.0%
BankAmerica Corp.                                        20,812   $  1,904,298
Citicorp                                                 40,000      3,960,000
First Chicago NBD Corp.                                  43,007      2,193,353
Wells Fargo & Co.                                         4,265      1,139,288
                                                                  ------------
                                                                  $  9,196,939
                                                                  ------------
BEVERAGES - 6.4%
Anheuser-Busch Cos., Inc.                               210,260   $  8,095,010
Coca-Cola Co.                                           478,208     24,149,504
PepsiCo, Inc.                                           900,682     26,682,704
                                                                  ------------
                                                                  $ 58,927,218
                                                                  ------------
BROADCAST & CABLE - 0.1%
Cox Communications Inc., Class A*                        93,319   $  1,726,402
                                                                  ------------

BUILDING MATERIALS - 0.3%
Masco Corp.                                              55,540   $  1,742,567
Stanley Works                                            40,490      1,143,843
                                                                  ------------
                                                                  $  2,886,410
                                                                  ------------
BUSINESS SERVICES - 2.3%
Automatic Data Processing Inc.                          211,040   $  8,784,540
Ecolab Inc.                                             132,620      4,840,630
Electronic Data Systems Corp.                           110,000      4,950,000
Manpower Inc.                                           110,000      3,121,250
                                                                  ------------
                                                                  $ 21,696,420
                                                                  ------------
CHEMICALS - 2.5%
Bayer AG Sponsored ADR                                   40,000   $  1,512,548
Dow Chemical Co.                                         25,248      1,963,032
DuPont (E.I.) de Nemours & Co., Inc.                     44,800      4,155,200
Monsanto Co.                                            396,680     15,718,445
                                                                  ------------
                                                                  $ 23,349,225
                                                                  ------------
COMMUNICATIONS EQUIPMENT - 2.0%
Ericsson (L.M.) Telephone Co.                            66,000   $  1,823,250
Nokia Corp.                                             280,000     12,985,000
Northern Telecom Ltd.                                    55,870      3,638,534
                                                                  ------------
                                                                  $ 18,446,784
                                                                  ------------

COMPUTER SOFTWARE - 1.1%
Microsoft Corp.*                                         20,000   $  2,745,000
Oracle Systems Corp.*                                   180,000      7,616,250
                                                                  ------------
                                                                  $ 10,361,250
                                                                  ------------
COMPUTER & BUSINESS EQUIPMENT - 5.1%
Bay Networks, Inc.*                                     200,000   $  4,050,000
Cisco Systems, Inc.                                      75,000      4,640,624
Digital Equipment Corp.*                                 41,620      1,227,790
Hewlett-Packard Co.                                     481,928     21,265,073
Imation Corp.*                                            2,628         71,942
International Business Machines Corp.                    67,921      8,761,809
Xerox Corp.                                             160,000      7,420,000
                                                                  ------------
                                                                  $ 47,437,239
                                                                  ------------
CONTAINERS & PACKAGING - 0.5%
Crown Cork & Seal Co., Inc.                             100,000   $  4,800,000
                                                                  ------------

DISTRIBUTION - 0.5%
Super Valu Stores Inc.                                   51,506   $  1,532,304
Sysco Corp.                                             107,760      3,663,840
                                                                  ------------
                                                                  $  5,196,144
                                                                  ------------
DRUGS - 10.0%
Astra AB-Series A                                       420,000   $ 19,321,973
Astra AB-ADR Series B                                    60,000      2,741,994
Bristol-Myers Squibb Co.                                 56,860      6,012,945
Elan Corp., PLC (ADRs)*                                 300,000      8,325,000
Genentech, Inc.*                                         34,000      1,831,750
Merck & Co., Inc.                                       239,075     17,721,434
Pfizer Inc.                                             290,752     24,059,728
Schering-Plough Corp.                                   128,120      8,199,680
Smithkline Beecham PLC                                   37,520      2,349,690
Warner-Lambert Co.                                       51,644      3,285,850
                                                                  ------------
                                                                  $ 93,850,044
                                                                  ------------
ELECTRIC UTILITIES - 0.1%
Citizen's Utilities Co., Class A*                        55,411   $    602,595
                                                                  ------------

ELECTRICAL EQUIPMENT - 2.0%
AMP Inc.                                                112,460   $  3,809,582
Emerson Electric Co.                                     75,474      6,717,186
General Electric Co.                                     74,114      7,170,530
Lincoln Electric Co.                                     19,700        546,675
Lincoln Electric Co. Class A                             19,700        541,750
                                                                  ------------
                                                                  $ 18,785,723
                                                                  ------------

ELECTRICAL - SEMICONDUCTORS - 6.5%
Intel Corp.                                             505,796   $ 55,574,335
Texas Instruments Inc.                                   84,390      4,061,269
                                                                  ------------
                                                                  $ 59,635,604
                                                                  ------------
ENGINEERING & CONSTRUCTION - 0.1%
Gilbert Associates Inc. Class A                          78,125   $  1,015,625
                                                                  ------------

ENTERTAINMENT - 0.2%
Disney (Walt) Co.                                        29,000   $  1,910,375
                                                                  ------------

ENVIRONMENTAL SERVICES - 0.3%
WMX Technologies, Inc.                                   77,930   $  2,678,844
                                                                  ------------

FINANCIAL - MISCELLANEOUS - 2.1%
American Express Co.                                     56,798   $  2,669,506
Federal National Mortgage Association                   303,820     11,886,958
MGIC Investment Corp.                                    75,000      5,146,875
                                                                  ------------
                                                                  $ 19,703,339
                                                                  ------------
FOOD - 1.6%
Pioneer Hi-Bred International, Inc.                      87,000   $  5,839,875
Earthgrains Co.                                           4,204        222,812
McCormick & Co., Inc., Non-voting                       375,208      9,051,893
                                                                  ------------
                                                                  $ 15,114,580
                                                                  ------------
HEALTH SERVICES - 0.7%
Columbia/HCA Healthcare Corp.                           180,000   $  6,435,000
Medpartners, Inc.                                        17,696        373,828
                                                                  ------------
                                                                  $  6,808,828
                                                                  ------------
HOUSEHOLD PRODUCTS - 3.5%
Colgate-Palmolive Co.                                    21,826   $  2,007,991
Duracell International Inc.                             100,000      6,675,000
Kimberly-Clark Corp.                                     57,310      5,344,158
Procter & Gamble Co.                                    170,800     16,909,200
Rubbermaid Inc.                                          78,920      1,834,890
                                                                  ------------
                                                                  $ 32,771,239
                                                                  ------------
INDUSTRIAL EQUIPMENT - 3.0%
Dover Corp.                                             164,580   $  8,455,297
General Signal Corp.                                     68,600      2,795,450
Goulds Pumps, Inc.                                      110,539      2,556,214
Illinois Tool Works Inc.                                 10,000        702,500
Parker-Hannifin Corp.                                    76,099      2,882,250
Tecumseh Products Co. Class A                           167,090      9,398,813
Tecumseh Products Co. Class B                            18,320        980,120
                                                                  ------------
                                                                  $ 27,770,644
                                                                  ------------
INFORMATION SERVICES - 3.3%
Dun & Bradstreet Corp.                                  137,006   $  7,929,222
Reuters Holdings PLC, ADR                               310,090     23,062,944
                                                                  ------------
                                                                  $ 30,992,166
                                                                  ------------
INSURANCE - 7.4%
American International Group, Inc.                      206,633   $ 22,445,510
Chubb Corp.                                             101,050      5,052,500
General Re Corp.                                        112,446     16,557,671
Highlands Insurance Group*                                5,070        100,133
Kansas City Life Insurance Co.                           35,400      1,982,400
Marsh & McLennan Cos., Inc.                              62,172      6,473,660
Progressive Corp. (The)                                  50,000      3,437,500
Providian Corp.                                          46,794      2,199,318
Provident Companies Inc.                                 18,789        697,542
Seafield Capital Corp.                                   35,960      1,269,838
St. Paul Cos., Inc.                                     130,280      7,083,975
Torchmark Corp.                                          31,425      1,520,184
                                                                  ------------
                                                                  $ 68,820,231
                                                                  ------------
MEDICAL PRODUCTS - 6.6%
Abbott Laboratories                                      80,000   $  4,050,000
Bausch & Lomb Inc.                                      145,574      4,913,121
Baxter International, Inc.                              170,828      7,110,716
Boston Scientific Corp.*                                255,000     13,865,625
Johnson & Johnson                                       449,040     22,115,220
Medtronic, Inc.                                          72,000      4,635,000
Sofamor Danek Group, Inc.*                              173,000      4,757,500
                                                                  ------------
                                                                  $ 61,447,182
                                                                  ------------
METALS - 0.6%
Inco Ltd.                                               124,000   $  3,937,000
Nucor Corp.                                              40,000      1,895,000
                                                                  ------------
                                                                  $  5,832,000
                                                                  ------------
NATURAL GAS UTILITIES - 0.4%
Enron Oil & Gas Co.                                     100,000   $  2,575,000
Sonat, Inc.                                              27,200      1,339,600
                                                                  ------------
                                                                  $  3,914,600
                                                                  ------------
OIL & GAS - EXPLORATION & PRODUCTION - 2.2%
Anadarko Petroleum Corp.                                161,000   $ 10,243,625
Apache Corp.                                             66,440      2,358,626
Louisiana Land & Exploration Corp.                       25,000      1,421,875
Triton Energy Ltd.*                                     100,000      4,462,500
Union Pacific Resources Group, Inc.                      79,796      2,194,386
                                                                  ------------
                                                                  $ 20,681,012
                                                                  ------------

OIL & GAS - EQUIPMENT & SERVICES - 2.5%
Baker Hughes, Inc.                                       39,234   $  1,397,711
Dresser Industries, Inc.                                 79,800      2,623,425
Halliburton Co.                                          50,700      2,870,888
Schlumberger Ltd.                                       168,393     16,691,956
                                                                  ------------
                                                                  $ 23,583,980
                                                                  ------------

OIL & GAS - INTEGRATED - 3.1%
Amoco Corp.                                              47,928   $  3,630,546
Atlantic Richfield Co.                                   20,883      2,766,998
Chevron Corp.                                            55,600      3,655,700
Exxon Corp.                                             100,704      8,924,892
Mobil Corp.                                              74,333      8,678,378
Murphy Oil Corp.                                         29,700      1,466,438
                                                                  ------------
                                                                  $ 29,122,951
                                                                  ------------

PAPER & FOREST PRODUCTS - 1.0%
Allegiance Corp.                                         22,661   $    424,894
Champion International Corp.                             41,484      1,804,554
Union Camp Corp.                                         80,309      3,915,064
Weyerhaeuser Co.                                         61,630      2,827,276
                                                                  ------------
                                                                  $  8,971,788
                                                                  ------------

PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                                       122,181   $  9,743,935
                                                                  ------------

PRINTING & BUSINESS FORMS - 1.1%
American Business Products Inc. GA                      146,497   $  3,259,558
Bowne & Co. Inc.                                         91,770      2,145,124
Deluxe Corp.                                             57,150      1,864,519
Donnelley, (R.R.) & Sons Co.                             47,896      1,454,841
Harland, (John H.) Co.                                   51,540      1,604,183
Moore Corp., Ltd.                                        19,075        386,269
                                                                  ------------
                                                                  $ 10,714,493
                                                                  ------------

PUBLISHING - 2.7%
Gannett Co., Inc.                                       130,450   $  9,897,894
Harcourt General, Inc.                                   90,000      4,477,500
Houghton Mifflin Co.                                     63,700      3,161,113
McGraw-Hill Inc.                                         25,608      1,200,375
Times Mirror Co. Class A                                151,670      7,014,738
                                                                  ------------
                                                                  $ 25,751,619
                                                                  ------------
RESTAURANTS - 0.7%
McDonald's Corp.                                        143,100   $  6,350,063
                                                                  ------------
RETAIL - GENERAL - 0.8%
Wal-Mart Stores, Inc.                                   274,390   $  7,305,634
                                                                  ------------
RETAIL - FOOD & DRUG - 0.6%
Albertson's, Inc.                                       156,048   $  5,364,150
                                                                  ------------

RETAIL - SPECIALTY & APPAREL - 2.5%
Home Depot, Inc. (The)                                  255,000   $ 13,961,250
Toys 'R' Us, Inc.*                                      287,075      9,724,666
                                                                  ------------
                                                                  $ 23,685,916
                                                                  ------------
SPECIALTY - CHEMICALS & MATERIALS - 6.1%
Corning Inc.                                            100,000   $  3,875,000
Dexter Corp.                                             47,829      1,482,697
Dionex Corp.*                                           181,070      6,925,928
Great Lakes Chemical Corp.                               68,720      3,582,030
International Flavors & Fragrances, Inc.                148,101      6,127,679
International Specialty Products Inc.                    59,000        641,625
Loctite Corp.                                           177,167     10,386,415
Memtec Ltd. Sponsored ADR                                77,500      2,644,688
Millipore Corp.                                         151,440      5,300,400
Minnesota Mining & Manufacturing Co.                     26,288      2,014,318
Nalco Chemical Co.                                      196,020      7,130,228
Sealed Air Corp.*                                       180,000      6,997,500
                                                                  ------------
                                                                  $ 57,108,508
                                                                  ------------
TOBACCO - 0.0%
Schweitzer-Mauduit International Inc.                     5,731   $    176,228
                                                                  ------------
TRANSPORTATION - 0.8%
CSX Corp.                                                15,270   $    658,519
Flightsafety International, Ltd.                         35,000      1,728,125
Union Pacific Corp.                                      94,210      5,287,536
                                                                  ------------
                                                                  $  7,674,180
                                                                  ------------

    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $237,105,867)                             $916,829,437
                                                                  ------------

------------------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS - 2.1%
------------------------------------------------------------------------------
NAME OF COMPANY                                      FACE AMOUNT     VALUE
------------------------------------------------------------------------------
Ford Motor Credit Company, 5.35% due 11/6/96          10,000,000  $  9,992,570
Prudential Funding Corporation, 5.60% due 11/1/96      9,626,000     9,626,000
                                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS AT AMORTIZED COST                    $ 19,618,570
                                                                  ------------

TOTAL INVESTMENTS (IDENTIFIED COST,
  $256,724,437) - 100%                                            $936,448,007
OTHER ASSETS, LESS LIABILITIES - 0.0%                                  351,563
                                                                  ------------
NET ASSETS - 100%                                                 $936,799,570
                                                                  ============

*Non-income producing security.

                      See notes to financial statements

------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                               October 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $256,724,437)                                               $936,448,007
  Cash                                                                30,274
  Receivable for investments sold                                    504,059
  Dividends receivable                                               572,932
  Deferred organization expenses (Note 1C)                             8,879
  Other assets                                                        64,669
                                                                ------------
      Total assets                                              $937,628,820
LIABILITIES:
  Payable for investments purchased                   $798,425
  Payable to affiliate --
    Trustees' fees                                       1,406
  Accrued expenses                                      29,419
                                                      --------
      Total liabilities                                              829,250
                                                                ------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO       $936,799,570
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $257,075,830
  Unrealized appreciation of investments (computed
    on the basis of identified cost)                             679,723,740
                                                                ------------
      Total                                                     $936,799,570
                                                                ============

                      See notes to financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995 to October 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of foreign withholding taxes
      of $25,573)                                                   $  4,931,924
    Interest                                                             442,263
                                                                    ------------
        Total income                                                $  5,374,187
  Expenses --
    Investment adviser fee (Note 2)                   $  2,116,576
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)             9,500
    Custodian fee                                          125,097
    Legal and accounting services                            1,200
    Amortization of organization expenses (Note 1C)          2,007
    Miscellaneous                                           15,099
                                                      ------------
        Total expenses                                                 2,269,479
                                                                    ------------
          Net investment income                                     $  3,104,708
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments, computed on
    the basis of identified cost                      $  9,582,500
  Unrealized appreciation of investments               679,723,740
                                                      ------------
        Net realized and unrealized gain on
          investments                                                689,306,240
                                                                    ------------
          Net increase in net assets from operations                $692,410,948
                                                                    ============

                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995, to October 31, 1996
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                                          $  3,104,708
    Net realized gain on investments                                  9,582,500
    Unrealized appreciation of investments                          679,723,740
                                                                   ------------
      Net increase in net assets from operations                   $692,410,948
                                                                   ------------
  Capital transactions --
    Contributions                                                  $261,250,662
    Withdrawals                                                     (16,962,050)
                                                                   ------------
      Increase in net assets from capital transactions             $244,288,612
                                                                   ------------
        Total increase in net assets                               $936,699,560

NET ASSETS:
  At beginning of period                                                100,010
                                                                    -----------
  At end of period                                                 $936,799,570
                                                                   ============


--------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995 to October 31, 1996
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Expenses                                                              0.66%+
  Net investment income                                                 0.91%+
PORTFOLIO TURNOVER                                                         3%
AVERAGE COMMISSION RATE PAID(1)                                       $0.0585
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                       ----------------------------------
                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on December 1, 1995, with the acquisition of investments with a value of $115,586,248, including unrealized appreciation of $96,618,064, in exchange for an interest in the Portfolio by one of the Portfolio's investors. During the period, additional investors contributed securities with a value of $698,990,556, including unrealized appreciation of $512,467,715. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period from the start of business, December 1, 1995, to October 31, 1996 the adviser fee was 0.618% of average net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1996, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $138,926,860 and $9,308,829, respectively.

------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $256,724,437
                                                                 ============
Gross unrealized appreciation                                    $682,343,349
Gross unrealized depreciation                                       2,619,609
                                                                 ------------
  Net unrealized appreciation                                    $679,723,740
                                                                 ============


-------------------------------------------------------------------------------
(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at October 31, 1996.

------------------------------------------------------------------------------
(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's base rate, a variable adjusted certificate of deposit rate, or a Eurodollar rate. In addition, a fee computed at an annual rate of 0.15% on the average daily amount of the unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

[logo]
EATON VANCE
------------
Mutual Funds

EV CLASSIC
TAX-MANAGED GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF
ADDITIONAL INFORMATION

FEBRUARY 1, 1997



EV CLASSIC
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

-----------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111

TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122

AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110

C-TGSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        February 1, 1997


                     EV MARATHON TAX-MANAGED GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Marathon Tax-Managed Growth Fund (the "Fund"), Tax-Managed Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate, Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred herein to as the "SAI".

                              TABLE OF CONTENTS

                                                                      Page
                                    PART I

Additional Information about Investment Policies ...................     2
Investment Restrictions ............................................     4
Trustees and Officers ..............................................     6
Investment Adviser and Administrator ...............................     8
Custodian ..........................................................    10
Service for Withdrawal .............................................    10
Determination of Net Asset Value ...................................    10
Investment Performance .............................................    11
Taxes ..............................................................    13
Portfolio Security Transactions ....................................    15
Other Information ..................................................    16
Independent Certified Public Accountants ...........................    17
                                   PART II
Fees and Expenses ..................................................   a-1
Principal Underwriter ..............................................   a-2
Distribution Plan ..................................................   a-2
Performance Information ............................................   a-4
Control Persons and Principal Holders of Securities ................   a-4
Financial Statements ...............................................   a-5

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV MARATHON TAX-MANAGED GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC TAX-MANAGED GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV MARATHON TAX-MANAGED GROWTH FUND. The Fund became a series of the Trust on October 23, 1995.

                              FEES AND EXPENSES


INVESTMENT ADVISER
    As of October 31, 1996, the Portfolio had net assets of $936,799,570. For the period from the Portfolio's start of business, December 1, 1995 to the fiscal year ended October 31, 1996, the Portfolio paid BMR advisory fees of $2,116,576 (equivalent to 0.600% (annualized) of the Portfolio's average daily net assets for such period).

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund.

DISTRIBUTION PLAN
    For the period from the start of business, March 28, 1996, to the fiscal year ended October 31, 1996, the Principal Underwriter paid to Authorized
Firms sales commissions of $          on sales of Fund shares. During the same
period, the Fund made sales commissions under the Plan to the Principal
Underwriter aggregating $         , and the Principal Underwriter received
$          in contingent deferred sales charges ("CDSCs") imposed on early redeeming shareholders. These sales commissions and CDSC payments reduced Uncovered Distribution Charges under the Plan. As at October 31, 1996 the outstanding Uncovered Distribution Charges of the Principal Underwriter
calculated under the Plan amounted to approximately $           (which amount
was equivalent to    % of the Fund's net assets on such date).  During the
fiscal year ended October 31, 1996, the Fund paid or accrued service fee
payments under the Plan aggregating $        to the Principal Underwriter. The
Principal Underwriter paid $        as service fees to Authorized Firms, the
balance retained by the Principal Underwriter. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund. For the period from the start of business, March 28, 1996, to the fiscal year ended October 31, 1996, the Fund paid the Principal Underwriter $77.50 for repurchase transactions handled by the Principal Underwriter.

BROKERAGE COMMISSIONS
    For the period from the Portfolio's start of business, December 1, 1995 to the fiscal year ended October 31, 1996, the Portfolio paid brokerage commissions of $144,815 on portfolio security transactions, of which approximately $112,018 was paid in respect of portfolio security transactions aggregating approximately $89,523,457 to firms which provided some Research Services (as defined in Part I) to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Trust and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Fund or the Portfolio.) For the fiscal year ending October 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees of the Trust and the Portfolio and, during the one year period ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                       ESTIMATED       ESTIMATED     TOTAL COMPENSATION
                      COMPENSATION    COMPENSATION     FROM TRUST AND
NAME                   FROM FUND     FROM PORTFOLIO     FUND COMPLEX
---                    ---------       ---------        ------------
Donald R. Dwight          $88            $1,254         $142,500(2)
Samuel L. Hayes, III       79             1,220          153,750(3)
Norton H. Reamer           78             1,191            142,500
John L. Thorndike          82             1,270            147,500
Jack L. Treynor            88             1,319            147,500
----------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.

                            PRINCIPAL UNDERWRITER

    The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. Under the Distribution Agreement the Principal Underwriter acts as principal in selling shares of the Fund. The expenses of printing copies of prospectuses used to offer shares to financial service firms ("Authorized Firms") or investors and other selling literature and of advertising is borne by the Principal Underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of the Fund and its shares under federal and states securities laws is borne by the Fund. In addition, the Fund makes payments to the Principal Underwriter pursuant to its Distribution Plan as described in the Fund's current Prospectus; the provisions of the plan relating to such payments are included in the Distribution Agreement. The Distribution Agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Fund's Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding voting securities of the Fund or on six months' notice by the Principal Underwriter and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold.

                              DISTRIBUTION PLAN


    The Distribution Plan (the "Plan") is described in the Prospectus and is designed to meet the requirements of Rule 12b-1 under the 1940 Act and the NASD Rule. The purpose of the Plan is to compensate the Principal Underwriter for its distribution services and facilities provided to the Fund by paying the Principal Underwriter sales commissions and a separate distribution fee in connection with sales of Fund shares. The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The amount payable by the Fund to the Principal Underwriter pursuant to the Plan as sales commissions and distribution fees with respect to each day will be accrued on such day as a liability of the Fund and will accordingly reduce the Fund's net assets upon such accrual, all in accordance with generally accepted accounting principles. The amount payable on each day is limited to 1/365 of .75% of the Fund's net assets on such day. The level of the Fund's net assets changes each day and depends upon the amount of sales and redemptions of Fund shares, the changes in the value of the investments held by the Portfolio, the expenses of the Fund and the Portfolio accrued and allocated to the Fund on such day, income on portfolio investments of the Portfolio accrued and allocated to the Fund on such day, and any dividends and distributions declared on Fund shares. The Fund does not accrue possible future payments as a liability of the Fund or reduce the Fund's current net assets in respect of unknown amounts which may become payable under the Plan in the future because the standards for accrual of a liability under such accounting principles have not been satisfied.


    The Plan provides that the Fund will receive all CDSCs and will make no payments to the Principal Underwriter in respect of any day on which there are no outstanding Uncovered Distribution Charges of the Principal Underwriter. CDSCs and accrued amounts will be paid by the Fund to the Principal Underwriter whenever there exist Uncovered Distributions Charges under the Plan.

    Periods with a high level of sales of Fund shares accompanied by a low level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to increase the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter. Conversely, periods with a low level of sales of Fund shares accompanied by a high level of early redemptions of Fund shares resulting in the imposition of CDSCs will tend to reduce the time during which there will exist Uncovered Distribution Charges of the Principal Underwriter.

    In calculating daily the amount of Uncovered Distribution Charges, distribution charges will include the aggregate amount of sales commissions and distribution fees theretofore paid plus the aggregate amount of sales commissions and distribution fees which the Principal Underwriter is entitled to be paid under the Plan since its inception. Payments theretofore paid or payable under the Plan by the Fund to the Principal Underwriter and CDSCs theretofore paid or payable to the Principal Underwriter will be subtracted from such distribution charges; if the result of such subtraction is positive, a distribution fee (computed at 1% over the prime rate then reported in The Wall Street Journal) will be computed on such amount and added thereto, with the resulting sum constituting the amount of Uncovered Distribution Charges with respect to such day. The amount of outstanding Uncovered Distribution Charges of the Principal Underwriter calculated on any day does not constitute a liability recorded on the financial statements of the Fund.

    The amount of Uncovered Distribution Charges of the Principal Underwriter at any particular time depends upon various changing factors, including the level and timing of sales of Fund shares, the nature of such sales (i.e. whether they result from exchange transactions, reinvestments or from cash sales through Authorized Firms), the level and timing of redemptions of Fund shares upon which a CDSC will be imposed, the level and timing of redemptions of Fund shares upon which no CDSC will be imposed (including redemptions involving exchanges of Fund shares for shares of another fund in the Eaton Vance Marathon Group of Funds which result in a reduction of Uncovered Distribution Charges), changes in the level of the net assets of the Fund, and changes in the interest rate used in the calculation of the distribution fee under the Plan.

    As currently implemented by the Trustees, the Plan authorizes payments of sales commissions and distribution fees to the Principal Underwriter and service fees to the Principal Underwriter and Authorized Firms which may be equivalent, on an aggregate basis during any fiscal year of the Fund, to 1% of the Fund's average daily net assets for such year. For the sales commission and service fee payments made by the Fund and the outstanding Uncovered Distribution Charges of the Principal Underwriter, see "Fees and Expenses - Distribution Plan" in this Part II. The Fund believes that the combined rate of all these payments may be higher than the rate of payments made under distribution plans adopted by many other investment companies pursuant to Rule 12b-1. Although the Principal Underwriter will use its own funds (which may be borrowed from banks) to pay sales commissions at the time of sale, it is anticipated that the Eaton Vance organization will profit by reason of the operation of the Plan through an increase in the Fund's assets (thereby increasing the advisory fee payable to BMR by the Portfolio, resulting from sale of Fund shares and through the sales commissions and distribution fees and CDSCs paid to the Principal Underwriter. The Eaton Vance organization may be considered to have realized a profit in distributing shares of the Fund if at any point in time the aggregate amounts theretofore received by the Principal Underwriter from the Fund pursuant to the Plan and from CDSCs have exceeded the total expenses theretofore incurred by such organization in distributing shares of the Fund. Total expenses for this purpose will include an allocable portion of the overhead costs of such organization and its branch offices, which costs will include without limitation leasing expense, depreciation of building and equipment, utilities, communication and postage expense, compensation and benefits of personnel, travel and promotional expense, stationery and supplies, literature and sales aids, interest expense, data processing fees, consulting and temporary help costs, insurance, taxes, other than income taxes, legal and auditing expense and other miscellaneous overhead items. Overhead is calculated and allocated for such purpose by the Eaton Vance organization in a manner deemed equitable to the Fund.

    Pursuant to Rule 12b-1, the Plan has been approved by the Fund's initial sole shareholder (Eaton Vance Management) and by the Board of Trustees of the Trust as required by Rule 12b-1. The Plan provides that it shall continue in effect through and including April 28, 1997, and shall continue in effect indefinitely thereafter for so long as such continuance is approved at least annually by the vote of both a majority of (i) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") and (ii) all of the Trustees then in office, and the Distribution Agreement contains a similar provision. The Plan and the Distribution Agreement may each be terminated at any time by vote of a majority of the Rule 12b-1 Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The provisions of the Plan relating to payments of sales commissions and distribution fees to the Principal Underwriter are also included in the Distribution Agreement between the Trust on behalf of the Fund and the Principal Underwriter. Under the Plan the President or a Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees as required by Rule 12b-1. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons.


    The Trustees of the Trust believe that the Plan will be a significant factor in the expected growth of the Fund's assets, and will result in increased investment flexibility and advantages which will benefit the Fund and its shareholders. Payments for sales commissions and distribution fees made to the Principal Underwriter under the Plan will compensate the Principal Underwriter for its services and expenses in distributing shares of the Fund. Service fee payments made to Authorized Firms under the Plan would provide incentives to provide continuing personal services to investors and the maintenance of shareholder accounts. By providing incentives to the Principal Underwriter and Authorized Firms, the Plan is expected to result in the maintenance of, and possible future growth in, the assets of the Fund. Based on the foregoing and other relevant factors, the Trustees of the Trust have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in the Fund covering the 1, 5, and 10 year periods ended October 31, 1996. The total return for the period prior to the Fund's commencement of operations on March 28, 1996 reflects the Portfolio's total return (or that of its predecessor) adjusted to reflect any applicable Fund CDSC. The total return for such prior period has not been adjusted to reflect the Fund's distribution fees and certain other expenses.

                                                        VALUE OF $1,000 INVESTMENT

                                   VALUE OF         VALUE OF
                                  INVESTMENT       INVESTMENT               TOTAL RETURN                     TOTAL RETURN
                                  BEFORE CDSC      AFTER CDSC*         BEFORE DEDUCTING CDSC            AFTER DEDUCTING CDSC*
                                  ON 10/31/96      ON 10/31/96      CUMULATIVE       ANNUALIZED       CUMULATIVE      ANNUALIZED
                                  -----------      -----------      ----------       ----------       ----------      ----------
10 years ended 10/31/96            $3,959.28        $3,959.28         295.93%          14.75%          295.95%          14.75%
5 years ended 10/31/96             $2,100.46        $2,080.46         110.05%          16.00%          108.05%          15.78%
1 year ended 10/31/96              $1,223.09        $1,173.09          22.31%          22.31%           17.31%          17.31%

    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.

----------
*No CDSC is imposed on certain redemptions. See the Fund's current Prospectus.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

    As of November 1, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 1, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 23.59% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

------------------------------------------------------------------------------
                     EV MARATHON TAX-MANAGED GROWTH FUND
                             FINANCIAL STATEMENTS
                     STATEMENT OF ASSETS AND LIABILITIES

------------------------------------------------------------------------------
                               October 31, 1996
------------------------------------------------------------------------------
ASSETS:

  Investment in Tax-Managed Growth Portfolio (Portfolio), at
    value (Note 1A) (Identified cost $73,440,554)                $77,680,740
  Receivable for Fund shares sold                                    708,644
  Deferred organization expenses (Note 1D)                            31,929
                                                                 -----------
      Total assets                                               $78,421,313
LIABILITIES:
  Payable for Fund shares redeemed                     $772,865
  Payable to affiliate --
    Trustees' fees                                           14
  Accrued expenses                                        4,893
                                                       --------
      Total liabilities                                              777,772
                                                                 -----------
NET ASSETS for 6,964,854 shares of beneficial interest
  outstanding                                                    $77,643,541
                                                                 ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                                $73,478,300
  Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                       (52,489)
  Unrealized appreciation from Portfolio (computed on
    the basis of identified cost)                                 (4,240,186)
  Accumulated net investment loss                                    (22,456)
                                                                 -----------
      Total                                                      $77,643,541
                                                                 ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
    PER SHARE (NOTE 6) ($77,643,541 / 6,964,854 shares
    of beneficial interest outstanding)                             $11.15
                                                                    ======

                       See notes to financial statements

                           STATEMENT OF OPERATIONS

------------------------------------------------------------------------------
For the period from the start of business, March 28, 1996, to October 31, 1996
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):

  Dividend income allocated from Portfolio (net of
    foreign taxes, $943)                                           $  232,617
  Interest income allocated from Portfolio                             22,558
  Expenses allocated from Portfolio                                  (111,586)
                                                                   ----------
        Net investment income allocated from Portfolio             $  143,589
  Expenses --
    Compensation of Trustees not members of the
      Administrator's organization (Note 5)           $       56
    Custodian fees                                         1,820
    Distribution fees (Note 5)                           128,580
    Transfer and dividend disbursing agent fees           14,564
    Registration fees                                      8,991
    Printing and postage                                   6,558
    Amortization of organization expenses (Note 1D)        3,614
    Legal and accounting services                            678
    Miscellaneous                                          1,184
                                                      ----------
        Total expenses                                                166,045
                                                                   ----------
          Net investment loss                                      $  (22,456)
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO:
  Net realized loss from Portfolio (identified cost
    basis)                                            $  (52,489)
  Unrealized appreciation of investments               4,240,186
                                                      ----------
        Net realized and unrealized gain                           $4,187,697
                                                                   ----------
          Net increase in net assets from operations               $4,165,241
                                                                   ==========

                       See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
For the period from the start of business, March 28, 1996, to October 31, 1996
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment loss                                           $   (22,456)
    Net realized loss on investments                                  (52,489)
    Unrealized appreciation of investments                          4,240,186
                                                                  -----------
      Net increase in net assets from operations                  $ 4,165,241
                                                                  -----------
  Transactions in shares of beneficial interest (Note 4) --
    Proceeds from sale of shares                                  $74,098,398
    Cost of shares redeemed                                          (620,108)
                                                                  -----------
  Net increase from Fund share transactions                       $73,478,290
                                                                  -----------
      Net increase in net assets                                  $77,643,531
NET ASSETS:
  At beginning of period                                                   10
                                                                  -----------
  At end of period (including accumulated net investment loss of
    $22,456)                                                      $77,643,541
                                                                  ===========

                       See notes to financial statements

                             FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------
For the period from the start of business, March 28, 1996, to October 31, 1996
------------------------------------------------------------------------------
NET ASSET VALUE, beginning of period                               $ 10.000
                                                                   --------
INCOME FROM OPERATIONS:
    Net investment loss                                            $ (0.003)
    Net realized and unrealized gain on investments                   1.153
                                                                   --------
      Total income  from operations                                $  1.150
                                                                   --------
NET ASSET VALUE, end of period                                     $ 11.150
                                                                   ========

TOTAL RETURN(1)                                                      11.50%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets(2)                          1.63% +
  Ratio of net investment loss to average net assets                 (0.13%)+
  Net assets, end of period (000's omitted)                        $ 77,644

  + Annualized.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of Tax-Managed Growth Portfolio's allocated expenses for the period from March 28, 1996 to October 31, 1996.

                      See notes to financial statements

------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Marathon Tax-Managed Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (8.3% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of the securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

E. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT), serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the statements of operations.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

  Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the record date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

------------------------------------------------------------------------------
(3) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Certain officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organization (Note 5).

------------------------------------------------------------------------------
(4) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, March 28, 1996 to October 31, 1996 were as follows:

  Sales                                              7,023,683
  Issued to shareholders electing to receive
    payments of distributions in Fund shares                --
  Redemptions                                          (58,829)
                                                     ---------
      Net increase                                   6,964,854
                                                     =========

------------------------------------------------------------------------------
(5) DISTRIBUTION PLAN
The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
(i) 5% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note
6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $126,080 to EVD for the period from the start of business March 28, 1996 to October 31, 1996, representing 0.75% of average daily average net assets. At October 31, 1996, the amount of Uncovered Distribution Charges of EVD calculated under the Plan
was approximately $      .

  In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

------------------------------------------------------------------------------
(6) CONTINGENT DEFERRED SALES CHARGE
A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC is imposed at declining rates that begin at 5% in the first and second year of redemption after purchase, declining one percentage point each year thereafter. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. EVD received no CDSC paid by shareholders for the period ended October 31, 1996.

------------------------------------------------------------------------------
(7) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $73,427,041 and $77,587, respectively.

                       ----------------------------------
                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1996

------------------------------------------------------------------------------
                            COMMON STOCKS - 97.9%
------------------------------------------------------------------------------
NAME OF COMPANY                                        SHARES        VALUE
------------------------------------------------------------------------------
ADVERTISING - 0.5%
Interpublic Group of Cos., Inc.                         106,000   $  5,141,000
                                                                  ------------
AEROSPACE & DEFENSE - 2.1%
Boeing Co.                                               90,370   $  8,619,039
Raytheon Co.                                            226,544     11,157,292
                                                                  ------------
                                                                  $ 19,776,331
                                                                  ------------
BANKS - 1.0%
BankAmerica Corp.                                        20,812   $  1,904,298
Citicorp                                                 40,000      3,960,000
First Chicago NBD Corp.                                  43,007      2,193,353
Wells Fargo & Co.                                         4,265      1,139,288
                                                                  ------------
                                                                  $  9,196,939
                                                                  ------------
BEVERAGES - 6.4%
Anheuser-Busch Cos., Inc.                               210,260   $  8,095,010
Coca-Cola Co.                                           478,208     24,149,504
PepsiCo, Inc.                                           900,682     26,682,704
                                                                  ------------
                                                                  $ 58,927,218
                                                                  ------------
BROADCAST & CABLE - 0.1%
Cox Communications Inc., Class A*                        93,319   $  1,726,402
                                                                  ------------

BUILDING MATERIALS - 0.3%
Masco Corp.                                              55,540   $  1,742,567
Stanley Works                                            40,490      1,143,843
                                                                  ------------
                                                                  $  2,886,410
                                                                  ------------
BUSINESS SERVICES - 2.3%
Automatic Data Processing Inc.                          211,040   $  8,784,540
Ecolab Inc.                                             132,620      4,840,630
Electronic Data Systems Corp.                           110,000      4,950,000
Manpower Inc.                                           110,000      3,121,250
                                                                  ------------
                                                                  $ 21,696,420
                                                                  ------------
CHEMICALS - 2.5%
Bayer AG Sponsored ADR                                   40,000   $  1,512,548
Dow Chemical Co.                                         25,248      1,963,032
DuPont (E.I.) de Nemours & Co., Inc.                     44,800      4,155,200
Monsanto Co.                                            396,680     15,718,445
                                                                  ------------
                                                                  $ 23,349,225
                                                                  ------------
COMMUNICATIONS EQUIPMENT - 2.0%
Ericsson (L.M.) Telephone Co.                            66,000   $  1,823,250
Nokia Corp.                                             280,000     12,985,000
Northern Telecom Ltd.                                    55,870      3,638,534
                                                                  ------------
                                                                  $ 18,446,784
                                                                  ------------

COMPUTER SOFTWARE - 1.1%
Microsoft Corp.*                                         20,000   $  2,745,000
Oracle Systems Corp.*                                   180,000      7,616,250
                                                                  ------------
                                                                  $ 10,361,250
                                                                  ------------
COMPUTER & BUSINESS EQUIPMENT - 5.1%
Bay Networks, Inc.*                                     200,000   $  4,050,000
Cisco Systems, Inc.                                      75,000      4,640,624
Digital Equipment Corp.*                                 41,620      1,227,790
Hewlett-Packard Co.                                     481,928     21,265,073
Imation Corp.*                                            2,628         71,942
International Business Machines Corp.                    67,921      8,761,809
Xerox Corp.                                             160,000      7,420,000
                                                                  ------------
                                                                  $ 47,437,239
                                                                  ------------
CONTAINERS & PACKAGING - 0.5%
Crown Cork & Seal Co., Inc.                             100,000   $  4,800,000
                                                                  ------------

DISTRIBUTION - 0.5%
Super Valu Stores Inc.                                   51,506   $  1,532,304
Sysco Corp.                                             107,760      3,663,840
                                                                  ------------
                                                                  $  5,196,144
                                                                  ------------
DRUGS - 10.0%
Astra AB-Series A                                       420,000   $ 19,321,973
Astra AB-ADR Series B                                    60,000      2,741,994
Bristol-Myers Squibb Co.                                 56,860      6,012,945
Elan Corp., PLC (ADRs)*                                 300,000      8,325,000
Genentech, Inc.*                                         34,000      1,831,750
Merck & Co., Inc.                                       239,075     17,721,434
Pfizer Inc.                                             290,752     24,059,728
Schering-Plough Corp.                                   128,120      8,199,680
Smithkline Beecham PLC                                   37,520      2,349,690
Warner-Lambert Co.                                       51,644      3,285,850
                                                                  ------------
                                                                  $ 93,850,044
                                                                  ------------
ELECTRIC UTILITIES - 0.1%
Citizen's Utilities Co., Class A*                        55,411   $    602,595
                                                                  ------------

ELECTRICAL EQUIPMENT - 2.0%
AMP Inc.                                                112,460   $  3,809,582
Emerson Electric Co.                                     75,474      6,717,186
General Electric Co.                                     74,114      7,170,530
Lincoln Electric Co.                                     19,700        546,675
Lincoln Electric Co. Class A                             19,700        541,750
                                                                  ------------
                                                                  $ 18,785,723
                                                                  ------------

ELECTRICAL - SEMICONDUCTORS - 6.5%
Intel Corp.                                             505,796   $ 55,574,335
Texas Instruments Inc.                                   84,390      4,061,269
                                                                  ------------
                                                                  $ 59,635,604
                                                                  ------------
ENGINEERING & CONSTRUCTION - 0.1%
Gilbert Associates Inc. Class A                          78,125   $  1,015,625
                                                                  ------------

ENTERTAINMENT - 0.2%
Disney (Walt) Co.                                        29,000   $  1,910,375
                                                                  ------------

ENVIRONMENTAL SERVICES - 0.3%
WMX Technologies, Inc.                                   77,930   $  2,678,844
                                                                  ------------

FINANCIAL - MISCELLANEOUS - 2.1%
American Express Co.                                     56,798   $  2,669,506
Federal National Mortgage Association                   303,820     11,886,958
MGIC Investment Corp.                                    75,000      5,146,875
                                                                  ------------
                                                                  $ 19,703,339
                                                                  ------------
FOOD - 1.6%
Pioneer Hi-Bred International, Inc.                      87,000   $  5,839,875
Earthgrains Co.                                           4,204        222,812
McCormick & Co., Inc., Non-voting                       375,208      9,051,893
                                                                  ------------
                                                                  $ 15,114,580
                                                                  ------------
HEALTH SERVICES - 0.7%
Columbia/HCA Healthcare Corp.                           180,000   $  6,435,000
Medpartners, Inc.                                        17,696        373,828
                                                                  ------------
                                                                  $  6,808,828
                                                                  ------------
HOUSEHOLD PRODUCTS - 3.5%
Colgate-Palmolive Co.                                    21,826   $  2,007,991
Duracell International Inc.                             100,000      6,675,000
Kimberly-Clark Corp.                                     57,310      5,344,158
Procter & Gamble Co.                                    170,800     16,909,200
Rubbermaid Inc.                                          78,920      1,834,890
                                                                  ------------
                                                                  $ 32,771,239
                                                                  ------------
INDUSTRIAL EQUIPMENT - 3.0%
Dover Corp.                                             164,580   $  8,455,297
General Signal Corp.                                     68,600      2,795,450
Goulds Pumps, Inc.                                      110,539      2,556,214
Illinois Tool Works Inc.                                 10,000        702,500
Parker-Hannifin Corp.                                    76,099      2,882,250
Tecumseh Products Co. Class A                           167,090      9,398,813
Tecumseh Products Co. Class B                            18,320        980,120
                                                                  ------------
                                                                  $ 27,770,644
                                                                  ------------
INFORMATION SERVICES - 3.3%
Dun & Bradstreet Corp.                                  137,006   $  7,929,222
Reuters Holdings PLC, ADR                               310,090     23,062,944
                                                                  ------------
                                                                  $ 30,992,166
                                                                  ------------
INSURANCE - 7.4%
American International Group, Inc.                      206,633   $ 22,445,510
Chubb Corp.                                             101,050      5,052,500
General Re Corp.                                        112,446     16,557,671
Highlands Insurance Group*                                5,070        100,133
Kansas City Life Insurance Co.                           35,400      1,982,400
Marsh & McLennan Cos., Inc.                              62,172      6,473,660
Progressive Corp. (The)                                  50,000      3,437,500
Providian Corp.                                          46,794      2,199,318
Provident Companies Inc.                                 18,789        697,542
Seafield Capital Corp.                                   35,960      1,269,838
St. Paul Cos., Inc.                                     130,280      7,083,975
Torchmark Corp.                                          31,425      1,520,184
                                                                  ------------
                                                                  $ 68,820,231
                                                                  ------------
MEDICAL PRODUCTS - 6.6%
Abbott Laboratories                                      80,000   $  4,050,000
Bausch & Lomb Inc.                                      145,574      4,913,121
Baxter International, Inc.                              170,828      7,110,716
Boston Scientific Corp.*                                255,000     13,865,625
Johnson & Johnson                                       449,040     22,115,220
Medtronic, Inc.                                          72,000      4,635,000
Sofamor Danek Group, Inc.*                              173,000      4,757,500
                                                                  ------------
                                                                  $ 61,447,182
                                                                  ------------
METALS - 0.6%
Inco Ltd.                                               124,000   $  3,937,000
Nucor Corp.                                              40,000      1,895,000
                                                                  ------------
                                                                  $  5,832,000
                                                                  ------------
NATURAL GAS UTILITIES - 0.4%
Enron Oil & Gas Co.                                     100,000   $  2,575,000
Sonat, Inc.                                              27,200      1,339,600
                                                                  ------------
                                                                  $  3,914,600
                                                                  ------------
OIL & GAS - EXPLORATION & PRODUCTION - 2.2%
Anadarko Petroleum Corp.                                161,000   $ 10,243,625
Apache Corp.                                             66,440      2,358,626
Louisiana Land & Exploration Corp.                       25,000      1,421,875
Triton Energy Ltd.*                                     100,000      4,462,500
Union Pacific Resources Group, Inc.                      79,796      2,194,386
                                                                  ------------
                                                                  $ 20,681,012
                                                                  ------------

OIL & GAS - EQUIPMENT & SERVICES - 2.5%
Baker Hughes, Inc.                                       39,234   $  1,397,711
Dresser Industries, Inc.                                 79,800      2,623,425
Halliburton Co.                                          50,700      2,870,888
Schlumberger Ltd.                                       168,393     16,691,956
                                                                  ------------
                                                                  $ 23,583,980
                                                                  ------------

OIL & GAS - INTEGRATED - 3.1%
Amoco Corp.                                              47,928   $  3,630,546
Atlantic Richfield Co.                                   20,883      2,766,998
Chevron Corp.                                            55,600      3,655,700
Exxon Corp.                                             100,704      8,924,892
Mobil Corp.                                              74,333      8,678,378
Murphy Oil Corp.                                         29,700      1,466,438
                                                                  ------------
                                                                  $ 29,122,951
                                                                  ------------

PAPER & FOREST PRODUCTS - 1.0%
Allegiance Corp.                                         22,661   $    424,894
Champion International Corp.                             41,484      1,804,554
Union Camp Corp.                                         80,309      3,915,064
Weyerhaeuser Co.                                         61,630      2,827,276
                                                                  ------------
                                                                  $  8,971,788
                                                                  ------------

PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                                       122,181   $  9,743,935
                                                                  ------------

PRINTING & BUSINESS FORMS - 1.1%
American Business Products Inc. GA                      146,497   $  3,259,558
Bowne & Co. Inc.                                         91,770      2,145,124
Deluxe Corp.                                             57,150      1,864,519
Donnelley, (R.R.) & Sons Co.                             47,896      1,454,841
Harland, (John H.) Co.                                   51,540      1,604,183
Moore Corp., Ltd.                                        19,075        386,269
                                                                  ------------
                                                                  $ 10,714,493
                                                                  ------------

PUBLISHING - 2.7%
Gannett Co., Inc.                                       130,450   $  9,897,894
Harcourt General, Inc.                                   90,000      4,477,500
Houghton Mifflin Co.                                     63,700      3,161,113
McGraw-Hill Inc.                                         25,608      1,200,375
Times Mirror Co. Class A                                151,670      7,014,738
                                                                  ------------
                                                                  $ 25,751,619
                                                                  ------------
RESTAURANTS - 0.7%
McDonald's Corp.                                        143,100   $  6,350,063
                                                                  ------------
RETAIL - GENERAL - 0.8%
Wal-Mart Stores, Inc.                                   274,390   $  7,305,634
                                                                  ------------
RETAIL - FOOD & DRUG - 0.6%
Albertson's, Inc.                                       156,048   $  5,364,150
                                                                  ------------

RETAIL - SPECIALTY & APPAREL - 2.5%
Home Depot, Inc. (The)                                  255,000   $ 13,961,250
Toys 'R' Us, Inc.*                                      287,075      9,724,666
                                                                  ------------
                                                                  $ 23,685,916
                                                                  ------------
SPECIALTY - CHEMICALS & MATERIALS - 6.1%
Corning Inc.                                            100,000   $  3,875,000
Dexter Corp.                                             47,829      1,482,697
Dionex Corp.*                                           181,070      6,925,928
Great Lakes Chemical Corp.                               68,720      3,582,030
International Flavors & Fragrances, Inc.                148,101      6,127,679
International Specialty Products Inc.                    59,000        641,625
Loctite Corp.                                           177,167     10,386,415
Memtec Ltd. Sponsored ADR                                77,500      2,644,688
Millipore Corp.                                         151,440      5,300,400
Minnesota Mining & Manufacturing Co.                     26,288      2,014,318
Nalco Chemical Co.                                      196,020      7,130,228
Sealed Air Corp.*                                       180,000      6,997,500
                                                                  ------------
                                                                  $ 57,108,508
                                                                  ------------
TOBACCO - 0.0%
Schweitzer-Mauduit International Inc.                     5,731   $    176,228
                                                                  ------------
TRANSPORTATION - 0.8%
CSX Corp.                                                15,270   $    658,519
Flightsafety International, Ltd.                         35,000      1,728,125
Union Pacific Corp.                                      94,210      5,287,536
                                                                  ------------
                                                                  $  7,674,180
                                                                  ------------

    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $237,105,867)                             $916,829,437
                                                                  ------------

------------------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS - 2.1%
------------------------------------------------------------------------------
NAME OF COMPANY                                      FACE AMOUNT     VALUE
------------------------------------------------------------------------------
Ford Motor Credit Company, 5.35% due 11/6/96          10,000,000  $  9,992,570
Prudential Funding Corporation, 5.60% due 11/1/96      9,626,000     9,626,000
                                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS AT AMORTIZED COST                    $ 19,618,570
                                                                  ------------

TOTAL INVESTMENTS (IDENTIFIED COST,
  $256,724,437) - 100%                                            $936,448,007
OTHER ASSETS, LESS LIABILITIES - 0.0%                                  351,563
                                                                  ------------
NET ASSETS - 100%                                                 $936,799,570
                                                                  ============

*Non-income producing security.

                      See notes to financial statements

------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                               October 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $256,724,437)                                               $936,448,007
  Cash                                                                30,274
  Receivable for investments sold                                    504,059
  Dividends receivable                                               572,932
  Deferred organization expenses (Note 1C)                             8,879
  Other assets                                                        64,669
                                                                ------------
      Total assets                                              $937,628,820
LIABILITIES:
  Payable for investments purchased                   $798,425
  Payable to affiliate --
    Trustees' fees                                       1,406
  Accrued expenses                                      29,419
                                                      --------
      Total liabilities                                              829,250
                                                                ------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO       $936,799,570
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $257,075,830
  Unrealized appreciation of investments (computed
    on the basis of identified cost)                             679,723,740
                                                                ------------
      Total                                                     $936,799,570
                                                                ============

                      See notes to financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995 to October 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of foreign withholding taxes
      of $25,573)                                                   $  4,931,924
    Interest                                                             442,263
                                                                    ------------
        Total income                                                $  5,374,187
  Expenses --
    Investment adviser fee (Note 2)                   $  2,116,576
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)             9,500
    Custodian fee                                          125,097
    Legal and accounting services                            1,200
    Amortization of organization expenses (Note 1C)          2,007
    Miscellaneous                                           15,099
                                                      ------------
        Total expenses                                                 2,269,479
                                                                    ------------
          Net investment income                                     $  3,104,708
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments, computed on
    the basis of identified cost                      $  9,582,500
  Unrealized appreciation of investments               679,723,740
                                                      ------------
        Net realized and unrealized gain on
          investments                                                689,306,240
                                                                    ------------
          Net increase in net assets from operations                $692,410,948
                                                                    ============

                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995, to October 31, 1996
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                                          $  3,104,708
    Net realized gain on investments                                  9,582,500
    Unrealized appreciation of investments                          679,723,740
                                                                   ------------
      Net increase in net assets from operations                   $692,410,948
                                                                   ------------
  Capital transactions --
    Contributions                                                  $261,250,662
    Withdrawals                                                     (16,962,050)
                                                                   ------------
      Increase in net assets from capital transactions             $244,288,612
                                                                   ------------
        Total increase in net assets                               $936,699,560

NET ASSETS:
  At beginning of period                                                100,010
                                                                    -----------
  At end of period                                                 $936,799,570
                                                                   ============


--------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995 to October 31, 1996
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Expenses                                                              0.66%+
  Net investment income                                                 0.91%+
PORTFOLIO TURNOVER                                                         3%
AVERAGE COMMISSION RATE PAID(1)                                       $0.0585
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                       ----------------------------------
                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on December 1, 1995, with the acquisition of investments with a value of $115,586,248, including unrealized appreciation of $96,618,064, in exchange for an interest in the Portfolio by one of the Portfolio's investors. During the period, additional investors contributed securities with a value of $698,990,556, including unrealized appreciation of $512,467,715. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period from the start of business, December 1, 1995, to October 31, 1996 the adviser fee was 0.618% of average net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1996, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $138,926,860 and $9,308,829, respectively.

------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $256,724,437
                                                                 ============
Gross unrealized appreciation                                    $682,343,349
Gross unrealized depreciation                                       2,619,609
                                                                 ------------
  Net unrealized appreciation                                    $679,723,740
                                                                 ============


-------------------------------------------------------------------------------
(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at October 31, 1996.

------------------------------------------------------------------------------
(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's base rate, a variable adjusted certificate of deposit rate, or a Eurodollar rate. In addition, a fee computed at an annual rate of 0.15% on the average daily amount of the unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

[LOGO]
EATON VANCE
----------------
    MUTUAL FUNDS

EV MARATHON

TAX-MANAGED GROWTH FUND
--------------------------------------------------------------------------------

STATEMENT OF

ADDITIONAL INFORMATION


FEBRUARY 1, 1997





EV MARATHON
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110
                                                                         M-TGSAI

                                    PART B
        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                                        STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                        February 1, 1997


                    EV TRADITIONAL TAX-MANAGED GROWTH FUND
                              24 Federal Street
                         Boston, Massachusetts 02110
                                (800) 225-6265

    This Statement of Additional Information consists of two parts. Part I provides information about EV Traditional Tax-Managed Growth Fund (the "Fund"), Tax-Managed Growth Portfolio (the "Portfolio") and certain other series of Eaton Vance Mutual Funds Trust (the "Trust"). The Fund's Part II (the "Part II") provides information solely about the Fund. Where appropriate,
Part I includes cross-references to the relevant sections of Part II that provide additional, Fund-specific information. This Statement of Additional Information is sometimes referred herein to as the "SAI".

                              TABLE OF CONTENTS

                                                                            Page
                                    PART I

Additional Information about Investment Policies .....................         2
Investment Restrictions ..............................................         3
Trustees and Officers ................................................         5
Investment Adviser and Administrator .................................         7
Custodian ............................................................         9
Service for Withdrawal ...............................................         9
Determination of Net Asset Value .....................................         9
Investment Performance ...............................................        10
Taxes ................................................................        12
Portfolio Security Transactions ......................................        14
Other Information ....................................................        15
Independent Certified Public Accountants .............................        16
                                   PART II
Fees and Expenses ....................................................       a-1
Services for Accumulation ............................................       a-2
Principal Underwriter ................................................       a-2
Service Plan .........................................................       a-3
Performance Information ..............................................       a-4
Control Persons and Principal Holders of Securities ..................       a-4
Other Information ....................................................       a-4
Financial Statements .................................................       a-5

    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS DATED FEBRUARY 1, 1997, AS SUPPLEMENTED FROM TIME TO TIME. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING EATON VANCE DISTRIBUTORS, INC. (THE "PRINCIPAL UNDERWRITER") (SEE BACK COVER FOR ADDRESS AND PHONE NUMBER).

    FOR EDGAR FILING PURPOSES ONLY: REGISTRANT INCORPORATES BY REFERENCE FOR EV TRADITIONAL TAX-MANAGED GROWTH FUND THE PART I FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION OF EV CLASSIC TAX-MANAGED GROWTH FUND CONTAINED IN THIS AMENDMENT.

                     STATEMENT OF ADDITIONAL INFORMATION

                                   PART II

    This Part II provides information about EV TRADITIONAL TAX-MANAGED GROWTH FUND. The Fund became a series of the Trust on October 23, 1995.

                              FEES AND EXPENSES

INVESTMENT ADVISER
    As of October 31, 1996, the Portfolio had net assets of $936,799,570. For the period from the Portfolio's start of business, December 1, 1995 to the fiscal year ended October 31, 1996, the Portfolio paid BMR advisory fees of $2,116,576 (equivalent to 0.600% (annualized) of the Portfolio's average daily net assets for such period).

ADMINISTRATOR
    As stated under "Investment Adviser and Administrator" in Part I of this SAI, the Administrator currently receives no compensation for providing administrative services to the Fund.

SERVICE PLAN
    The Fund has not made any sales commission payments to the Principal Underwriter under the Plan to date. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997. The Service Plan relates to Class A shares only.

PRINCIPAL UNDERWRITER
    The Fund has authorized the Principal Underwriter to act as its agent in repurchasing shares and will pay the Principal Underwriter $2.50 for each repurchase transaction handled by the Principal Underwriter. The Principal Underwriter estimates that the expenses incurred by it in acting as repurchase agent for the Fund will exceed the amounts paid therefor by the Fund.

BROKERAGE COMMISSIONS
    For the period from the Portfolio's start of business, December 1, 1995 to the fiscal year ended October 31, 1996, the Portfolio paid brokerage commissions of $144,815 on portfolio security transactions, of which approximately $112,018 was paid in respect of portfolio security transactions aggregating approximately $89,523,457 to firms which provided some Research Services (as defined in Part I) to Eaton Vance (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities).

TRUSTEES
    The fees and expenses of those Trustees of the Trust and of the Portfolio who are not members of the Eaton Vance organization (the noninterested Trustees) are paid by the Fund (and the other series of the Trust) and the Portfolio, respectively. (The Trustees of the Fund and the Portfolio who are members of the Eaton Vance organization receive no compensation from the Trust or the Portfolio.) For the fiscal year ending October 31, 1997, it is estimated that the noninterested Trustees of the Trust and the Portfolio will receive the following compensation in their capacities as Trustees of the Trust and the Portfolio and, during the one year period ended September 30, 1996, the noninterested Trustees of the Trust and the Portfolio earned the following compensation in their capacities as Trustees of the other funds in the Eaton Vance fund complex(1):

                          ESTIMATED        ESTIMATED       TOTAL COMPENSATION
                         COMPENSATION     COMPENSATION       FROM TRUST AND
  NAME                    FROM FUND      FROM PORTFOLIO       FUND COMPLEX
  ----                    ---------      --------------       ------------
  Donald R. Dwight            $9             $1,254             $142,500(2)
  Samuel L. Hayes III          8              1,220              153,750(3)
  Norton H. Reamer             8              1,191              142,500
  John L. Thorndike            8              1,270              147,500
  Jack L. Treynor              9              1,319              147,500
------------
(1) The Eaton Vance fund complex consists of 228 registered investment companies or series thereof.
(2) Includes $42,500 of deferred compensation.
(3) Includes $37,500 of deferred compensation.


                          SERVICES FOR ACCUMULATION


    The following services relates to purchases of Class A shares and are voluntary, involve no extra charge, other than the sales charge included in the offering price, and may be changed or discontinued without penalty at any time.

Intended Quantity Investment - Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus will be purchased within a 13-month period, a Statement of Intention should be signed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares held under the Right of Accumulation (see below) as of the date of the Statement will be included toward the completion of the Statement. The Statement authorizes the Fund's transfer agent to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. Execution of a Statement does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement, and should the amount actually purchased during the 13-month period be more or less than that indicated on the Statement, price adjustments will be made accordingly. For sales charges and other information on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Any investor considering signing a Statement of Intention should read it carefully.

Right of Accumulation - Cumulative Quantity Discount. The applicable sales charge level for the purchase of Class A shares is calculated by taking the dollar amount of the current purchase and adding it to the value (calculated at the maximum current offering price) of the shares the shareholder owns in his or her account(s) in the Fund and in the other continuously offered open-end funds listed under "The Eaton Vance Exchange Privilege" in the Prospectus. The sales charge on the shares being purchase will then be at the rate applicable to the aggregate. For example, if the shareholder owned shares valued at $80,000 and purchased an additional $20,000 of shares, the sales charge for the $20,000 purchase would be at the rate of 3.75% of the offering price (3.90% of the net amount invested), which is the rate applicable to single transactions of $100,000. For sales charges on quantity purchases, see "How to Buy Fund Shares" in the Prospectus. Shares purchased (i) by an individual, his or her spouse and their children under the age of twenty-one and (ii) by a trustee, guardian or other fiduciary of a single trust estate or a single fiduciary account, will be combined for the purpose of determining whether a purchase will qualify for the Right of Accumulation and if qualifying, the applicable sales charge level.


    For any such discount to be made available, at the time of purchase a purchaser or his or her Authorized Firm (defined below) must provide the Principal Underwriter (in the case of a purchase made through an Authorized
Firm) or the Transfer Agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The Right of Accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

                            PRINCIPAL UNDERWRITER


    Shares of each class of the Fund may be continuously purchased at the public offering price through Authorized Firms which have agreements with the Principal Underwriter. The Principal Underwriter is a wholly-owned subsidiary of Eaton Vance. The public offering price is the net asset value next computed after receipt of the order, plus, in the case of Class A shares and where applicable, a variable percentage sales charge depending upon the amount of purchase as indicated by the sales charge table set forth in the Prospectus. Such table is applicable to purchases of Class A shares alone or in combination with purchases of certain other funds offered by the Principal Underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or her or their own account; and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares, alone or in combination with purchases of any of the other funds offered by the Principal Underwriter through one dealer aggregating $100,000 or more made by any of the persons enumerated above within a thirteen-month period starting with the first purchase pursuant to a written Statement of Intention, in the form provided by the Principal Underwriter, which includes provisions for a price adjustment depending upon the amount actually purchased within such period (a purchase not made pursuant to such Statement may be included thereunder if the Statement is filed within 90 days of such purchase); or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase.

    Subject to the applicable provisions of the 1940 Act, the Fund may issue Class A shares at net asset value in the event that an investment company (whether a regulated or private investment company or a personal holding company) is merged or consolidated with or acquired by the Fund. Normally no sales charges will be paid in connection with an exchange of Class A shares for the assets of such investment company.


    Shares may be sold at net asset value to any officer, director, trustee, general partner or employee of the Fund, the Portfolio or any investment company for which Eaton Vance or BMR acts as investment adviser, any investment advisory, agency, custodial or trust account managed or administered by Eaton Vance or by any parent, subsidiary or other affiliate of Eaton Vance, or any officer, director, trustee or employee of any parent, subsidiary or other affiliate of Eaton Vance. The terms "officer," "director," "trustee," "general partner" or "employee" as used in this paragraph include any such person's spouse and minor children, and also retired officers, directors, trustees, general partners and employees and their spouses and minor children. Shares may also be sold at net asset value to registered representatives and employees of certain investment dealers and to such person's spouses and children under the age of 21 and their beneficial accounts.

    The Fund reserves the right to suspend or limit the offering of shares to the public at any time.


    The Principal Underwriter acts as principal in selling shares of the Fund under the distribution agreement with the Fund. The distribution agreement is renewable annually by the Trust's Board of Trustees (including a majority of its Trustees who are not interested persons of the Principal Underwriter or the Trust), may be terminated on six months' notice by either party, and is automatically terminated upon assignment. The Principal Underwriter distributes Fund shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. In connection with the sale of Class A shares, The Principal Underwriter allows Authorized Firms discounts from the applicable public offering price which are alike for all Authorized Firms. See "How to Buy Fund Shares" in the current Prospectus for the discounts allowed to Authorized Firms. The Principal Underwriter may allow, upon notice to all Authorized Firms with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such Authorized Firms may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

                                 SERVICE PLAN

    The Trust on behalf of the Fund has adopted a Service Plan (the "Plan") with respect to Class A shares designed to meet the service fee requirements of the revised sale charge rule of the National Association of Securities Dealers, Inc. (the "NASD") (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The following supplements the discussion of the Plan contained in the Fund's Prospectus.

    The Plan remains in effect through and including April 28, 1997 and from year to year thereafter provided such continuance is approved by a vote of both a majority of (i) the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the "Non-interested Trustees") and (ii) all of the Trustees then in office, cast in person at a meeting (or meetings) called for the purpose of voting on this Plan. The Plan may be terminated any time by vote of the Non-interested Trustees or by vote of a majority of the outstanding Class A voting securities of the Fund. Pursuant to the Rule, the Plan has been approved by the Board of Trustees of the Trust, including the Non-interested Trustees.

    Under the Plan, the President or Vice President of the Trust shall provide to the Trustees for their review, and the Trustees shall review at least quarterly, a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the payments described herein without approval of the Class A shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees of the Trust as prescribed by the Rule. So long as the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Trust shall be committed to the discretion of the Trustees who are not such interested persons. The Trustees have determined that in their judgment there is a reasonable likelihood that the Plan will benefit the Fund and its shareholder. For the service fees paid by the Fund under the Plan, see "Fees and Expenses" in this Part II.


                           PERFORMANCE INFORMATION


    The table below indicates the cumulative and average annual total return on a hypothetical investment of $1,000 in Class A shares of the Fund covering the 1, 5, and 10 year periods ended October 31, 1996. Total return for the period prior to the Fund's commencement of operations is for the Portfolio (or its predecessor) adjusted for the Fund's sales charge.


                                         VALUE OF $1,000 INVESTMENT


                                   VALUE OF         VALUE OF                TOTAL RETURN                     TOTAL RETURN
                                    INITIAL        INVESTMENT          EXCLUDING SALES CHARGE           INCLUDING SALES CHARGE
                                  INVESTMENT*      ON 10/31/96      CUMULATIVE       ANNUALIZED       CUMULATIVE      ANNUALIZED
                                  -----------      -----------      ----------       ----------       ----------      ----------
10 years ended
  10/31/96                          $952.19         $3,776.66         296.64%          14.77%          277.67%          14.21%
5 years ended
  10/31/96                          $952.03         $2,003.31         110.42%          16.04%          100.33%          14.91%
1 year ended
  10/31/96                          $952.29         $1,166.83          22.53%          22.53%           16.68%          16.68%


    Past performance is not indicative of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost.
------------
    Initial investment less the current maximum sales charge of 4.75%.

             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of November 1, 1996, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of the Fund. As of November 1, 1996, Merrill Lynch, Pierce, Fenner & Smith, Inc., Jacksonville, FL was the record owner of approximately 18.46% of the outstanding shares, which were held on behalf of its customers who are the beneficial owners of such shares, and as to which it had voting power under certain limited circumstances. To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the Fund's outstanding shares as of such date.

                              OTHER INFORMATION

    Effective February 1, 1997, the Fund began offering two classes of shares. Prior thereto, all shares of the Fund were offered in the same manner as the existing Class A shares of the Fund. Each Class may pay a different share of other expenses (not including advisory or custodial fees or other expenses related to the management of the Fund's assets) that are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than another Class. Such expenses include, but are not limited to, the following (a) transfer agency costs (including entities performing account maintenance, dividend disbursing or subaccounting activities and administration of dividend reinvestment, systematic investment and withdrawal plans) attributable to a Class, (b) the cost of preparing, printing and mailing materials such as shareholder reports, prospectuses and proxy materials to current shareholders of a Class, (c) any registration fees of the SEC and state securities agencies, (d) the expense of administrative personnel and services required to support the shareholders of a Class, (e) Trustee's fees or expenses incurred as a result of issues or matters relating to a Class or (f) legal, auditing and accounting expenses relating to a Class.

                              FINANCIAL STATEMENTS

                 Such statements relate to Class A shares only.

------------------------------------------------------------------------------
                    EV TRADITIONAL TAX-MANAGED GROWTH FUND
                             FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                               October 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investment in Tax-Managed Growth Portfolio (Portfolio), at
    value (Note 1A) (Identified cost, $28,436,030)               $30,201,809
  Receivable for Fund shares sold                                    445,952
  Deferred organization expenses (Note 1D)                            30,636
                                                                 -----------
      Total assets                                               $30,678,397
LIABILITIES:
  Payable for Fund shares redeemed                     $498,370
  Payable to affiliate --
    Trustees' fees                                           14
  Accrued expenses                                        2,071
                                                       --------
      Total liabilities                                              500,455
                                                                 -----------
NET ASSETS for 2,701,661 shares of beneficial interest
  outstanding                                                    $30,177,942
                                                                 ===========
SOURCES OF NET ASSETS:
  Paid-in capital                                                $28,398,040
  Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                       (20,399)
  Unrealized appreciation from Portfolio (computed on
    the basis of identified cost)                                  1,765,779
  Undistributed net investment income                                 34,522
                                                                 -----------
      Total                                                      $30,177,942
                                                                 ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ($30,177,942 / 2,701,661 shares of beneficial interest
    outstanding)                                                    $11.17
                                                                    ======
COMPUTATION OF OFFERING PRICE PER SHARE:
  (100 / 95.25 of $11.17)
  On sales of $100,000 or more the offering price is reduced.       $11.73
                                                                    ======

                       See notes to financial statements

                           STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
For the period from the start of business, March 28, 1996, to October 31, 1996
------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1B):
  Dividend income allocated from Portfolio (net of
    foreign taxes, $424)                                           $  102,559
  Interest income allocated from Portfolio                             10,049
  Expenses allocated from Portfolio                                   (48,755)
                                                                   ----------
        Net investment income allocated from
           Portfolio                                               $   63,853
  Expenses --
    Compensation of Trustees not members of the
      Administrator's organization (Note 3)           $       56
    Custodian fees                                         1,249
    Service fees (Note 4)                                    207
    Registration fees                                     10,866
    Printing and postage                                   6,586
    Transfer and dividend disbursing agent fees            5,535
    Amortization of organization expenses (Note 1D)        3,420
    Legal and accounting services                            678
    Miscellaneous                                            734
                                                      ----------
        Total expenses                                                 29,331
                                                                   ----------
          Net investment income                                    $   34,522
REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO:
  Net realized loss from Portfolio (identified cost
    basis)                                            $  (20,399)
  Unrealized appreciation of investments               1,765,779
                                                      ----------
        Net realized and unrealized gain                           $1,745,380
                                                                   ----------
          Net increase in net assets from operations               $1,779,902
                                                                   ==========

                       See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
For the period from the start of business, March 28, 1996, to October 31, 1996
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  From operations --
    Net investment income                                         $    34,522
    Net realized loss on investments                                  (20,399)
    Unrealized appreciation                                         1,765,779
                                                                  -----------
      Net increase in net assets from operations                  $ 1,779,902
                                                                  -----------
  Transactions in shares of beneficial interest (Note 4) --
    Proceeds from sale of shares                                  $28,709,937
    Cost of shares redeemed                                          (311,907)
                                                                  -----------
  Net increase from Fund share transactions                       $28,398,030
                                                                  -----------
      Net increase in net assets                                  $30,177,932
NET ASSETS:
  At beginning of period                                                   10
                                                                  -----------
  At end of period (including undistributed net investment
    income of $34,522)                                            $30,177,942
                                                                  ===========
                       See notes to financial statements

                             FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------
For the period from the start of business, March 28, 1996, to October 31, 1996
------------------------------------------------------------------------------
NET ASSET VALUE, beginnin
g of period                               $ 10.000
                                                                   --------

INCOME FROM OPERATIONS:
    Net investment income                                          $  0.013
    Net realized and unrealized gain                                  1.157
                                                                   --------
      Total income  from operations                                $  1.170
                                                                   --------
NET ASSET VALUE, end of period                                     $ 11.170
                                                                   ========

TOTAL RETURN (1)                                                     11.70%

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets (2)                         1.05% +
  Ratio of net investment income to average net assets                0.47% +
  Net assets, end of period (000 omitted)                          $ 30,178

  + Annualized.
(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(2) Includes the Fund's share of Tax-Managed Growth Portfolio's allocated expenses for the period from March 28, 1996 to October 31, 1996.

                      See notes to financial statements

-----------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
EV Traditional Tax-Managed Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (3.2% at October 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION -- Valuation of the securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B. INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

D. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Fund in connection with its organization, including registration costs, are amortized on the straight-line basis over five years.

E. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT), serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

------------------------------------------------------------------------------
(2) DISTRIBUTIONS TO SHAREHOLDERS
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any.

  Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the record date.

  The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

------------------------------------------------------------------------------
(3) TRANSACTIONS WITH AFFILIATES
Eaton Vance Management (EVM) serves as the administrator of the Fund but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee. Eaton Vance Distributors, Inc., (EVD), a subsidiary of EVM and
the Fund's principal underwriter, received approximately $    as its portion
of the sales charge on sales of Fund shares for the period from the start of business, March 28, 1996, to October 31, 1996. EVD also receives a contingent deferred sales charge (CDSC) on shareholder redemptions made within 12 months of purchase, where the initial investment in the Fund was $1 million or more. EVD received no CDSC during the period. Certain officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.

------------------------------------------------------------------------------
(4) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the period from the start of business, March 28, 1996 to October 31, 1996 were as follows:

  Sales                                                     2,730,678
  Issued to shareholders electing to receive payments of
    distributions in Fund shares                                   --
  Redemptions                                                 (29,017)
                                                            ---------
      Net increase                                          2,701,661
                                                            =========

------------------------------------------------------------------------------
(5) SERVICE PLAN
The Fund has adopted a service plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may make service fee payments to EVD, Authorized Firms or other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year which is attributable to shares of the Fund which have remained outstanding for more than one year. Such payments are made for personal services and/or the maintenance of shareholder accounts. The Fund expects to begin accruing for its service fee payments during the quarter ending June 30, 1997.

------------------------------------------------------------------------------
(6) INVESTMENT TRANSACTIONS
Increases and decreases in the Fund's investment in the Portfolio aggregated $28,694,832 and $302,256, respectively.

                       ----------------------------------
                          TAX-MANAGED GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1996

------------------------------------------------------------------------------
                            COMMON STOCKS - 97.9%
------------------------------------------------------------------------------
NAME OF COMPANY                                        SHARES        VALUE
------------------------------------------------------------------------------
ADVERTISING - 0.5%
Interpublic Group of Cos., Inc.                         106,000   $  5,141,000
                                                                  ------------
AEROSPACE & DEFENSE - 2.1%
Boeing Co.                                               90,370   $  8,619,039
Raytheon Co.                                            226,544     11,157,292
                                                                  ------------
                                                                  $ 19,776,331
                                                                  ------------
BANKS - 1.0%
BankAmerica Corp.                                        20,812   $  1,904,298
Citicorp                                                 40,000      3,960,000
First Chicago NBD Corp.                                  43,007      2,193,353
Wells Fargo & Co.                                         4,265      1,139,288
                                                                  ------------
                                                                  $  9,196,939
                                                                  ------------
BEVERAGES - 6.4%
Anheuser-Busch Cos., Inc.                               210,260   $  8,095,010
Coca-Cola Co.                                           478,208     24,149,504
PepsiCo, Inc.                                           900,682     26,682,704
                                                                  ------------
                                                                  $ 58,927,218
                                                                  ------------
BROADCAST & CABLE - 0.1%
Cox Communications Inc., Class A*                        93,319   $  1,726,402
                                                                  ------------

BUILDING MATERIALS - 0.3%
Masco Corp.                                              55,540   $  1,742,567
Stanley Works                                            40,490      1,143,843
                                                                  ------------
                                                                  $  2,886,410
                                                                  ------------
BUSINESS SERVICES - 2.3%
Automatic Data Processing Inc.                          211,040   $  8,784,540
Ecolab Inc.                                             132,620      4,840,630
Electronic Data Systems Corp.                           110,000      4,950,000
Manpower Inc.                                           110,000      3,121,250
                                                                  ------------
                                                                  $ 21,696,420
                                                                  ------------
CHEMICALS - 2.5%
Bayer AG Sponsored ADR                                   40,000   $  1,512,548
Dow Chemical Co.                                         25,248      1,963,032
DuPont (E.I.) de Nemours & Co., Inc.                     44,800      4,155,200
Monsanto Co.                                            396,680     15,718,445
                                                                  ------------
                                                                  $ 23,349,225
                                                                  ------------
COMMUNICATIONS EQUIPMENT - 2.0%
Ericsson (L.M.) Telephone Co.                            66,000   $  1,823,250
Nokia Corp.                                             280,000     12,985,000
Northern Telecom Ltd.                                    55,870      3,638,534
                                                                  ------------
                                                                  $ 18,446,784
                                                                  ------------

COMPUTER SOFTWARE - 1.1%
Microsoft Corp.*                                         20,000   $  2,745,000
Oracle Systems Corp.*                                   180,000      7,616,250
                                                                  ------------
                                                                  $ 10,361,250
                                                                  ------------
COMPUTER & BUSINESS EQUIPMENT - 5.1%
Bay Networks, Inc.*                                     200,000   $  4,050,000
Cisco Systems, Inc.                                      75,000      4,640,624
Digital Equipment Corp.*                                 41,620      1,227,790
Hewlett-Packard Co.                                     481,928     21,265,073
Imation Corp.*                                            2,628         71,942
International Business Machines Corp.                    67,921      8,761,809
Xerox Corp.                                             160,000      7,420,000
                                                                  ------------
                                                                  $ 47,437,239
                                                                  ------------
CONTAINERS & PACKAGING - 0.5%
Crown Cork & Seal Co., Inc.                             100,000   $  4,800,000
                                                                  ------------

DISTRIBUTION - 0.5%
Super Valu Stores Inc.                                   51,506   $  1,532,304
Sysco Corp.                                             107,760      3,663,840
                                                                  ------------
                                                                  $  5,196,144
                                                                  ------------
DRUGS - 10.0%
Astra AB-Series A                                       420,000   $ 19,321,973
Astra AB-ADR Series B                                    60,000      2,741,994
Bristol-Myers Squibb Co.                                 56,860      6,012,945
Elan Corp., PLC (ADRs)*                                 300,000      8,325,000
Genentech, Inc.*                                         34,000      1,831,750
Merck & Co., Inc.                                       239,075     17,721,434
Pfizer Inc.                                             290,752     24,059,728
Schering-Plough Corp.                                   128,120      8,199,680
Smithkline Beecham PLC                                   37,520      2,349,690
Warner-Lambert Co.                                       51,644      3,285,850
                                                                  ------------
                                                                  $ 93,850,044
                                                                  ------------
ELECTRIC UTILITIES - 0.1%
Citizen's Utilities Co., Class A*                        55,411   $    602,595
                                                                  ------------

ELECTRICAL EQUIPMENT - 2.0%
AMP Inc.                                                112,460   $  3,809,582
Emerson Electric Co.                                     75,474      6,717,186
General Electric Co.                                     74,114      7,170,530
Lincoln Electric Co.                                     19,700        546,675
Lincoln Electric Co. Class A                             19,700        541,750
                                                                  ------------
                                                                  $ 18,785,723
                                                                  ------------

ELECTRICAL - SEMICONDUCTORS - 6.5%
Intel Corp.                                             505,796   $ 55,574,335
Texas Instruments Inc.                                   84,390      4,061,269
                                                                  ------------
                                                                  $ 59,635,604
                                                                  ------------
ENGINEERING & CONSTRUCTION - 0.1%
Gilbert Associates Inc. Class A                          78,125   $  1,015,625
                                                                  ------------

ENTERTAINMENT - 0.2%
Disney (Walt) Co.                                        29,000   $  1,910,375
                                                                  ------------

ENVIRONMENTAL SERVICES - 0.3%
WMX Technologies, Inc.                                   77,930   $  2,678,844
                                                                  ------------

FINANCIAL - MISCELLANEOUS - 2.1%
American Express Co.                                     56,798   $  2,669,506
Federal National Mortgage Association                   303,820     11,886,958
MGIC Investment Corp.                                    75,000      5,146,875
                                                                  ------------
                                                                  $ 19,703,339
                                                                  ------------
FOOD - 1.6%
Pioneer Hi-Bred International, Inc.                      87,000   $  5,839,875
Earthgrains Co.                                           4,204        222,812
McCormick & Co., Inc., Non-voting                       375,208      9,051,893
                                                                  ------------
                                                                  $ 15,114,580
                                                                  ------------
HEALTH SERVICES - 0.7%
Columbia/HCA Healthcare Corp.                           180,000   $  6,435,000
Medpartners, Inc.                                        17,696        373,828
                                                                  ------------
                                                                  $  6,808,828
                                                                  ------------
HOUSEHOLD PRODUCTS - 3.5%
Colgate-Palmolive Co.                                    21,826   $  2,007,991
Duracell International Inc.                             100,000      6,675,000
Kimberly-Clark Corp.                                     57,310      5,344,158
Procter & Gamble Co.                                    170,800     16,909,200
Rubbermaid Inc.                                          78,920      1,834,890
                                                                  ------------
                                                                  $ 32,771,239
                                                                  ------------
INDUSTRIAL EQUIPMENT - 3.0%
Dover Corp.                                             164,580   $  8,455,297
General Signal Corp.                                     68,600      2,795,450
Goulds Pumps, Inc.                                      110,539      2,556,214
Illinois Tool Works Inc.                                 10,000        702,500
Parker-Hannifin Corp.                                    76,099      2,882,250
Tecumseh Products Co. Class A                           167,090      9,398,813
Tecumseh Products Co. Class B                            18,320        980,120
                                                                  ------------
                                                                  $ 27,770,644
                                                                  ------------
INFORMATION SERVICES - 3.3%
Dun & Bradstreet Corp.                                  137,006   $  7,929,222
Reuters Holdings PLC, ADR                               310,090     23,062,944
                                                                  ------------
                                                                  $ 30,992,166
                                                                  ------------
INSURANCE - 7.4%
American International Group, Inc.                      206,633   $ 22,445,510
Chubb Corp.                                             101,050      5,052,500
General Re Corp.                                        112,446     16,557,671
Highlands Insurance Group*                                5,070        100,133
Kansas City Life Insurance Co.                           35,400      1,982,400
Marsh & McLennan Cos., Inc.                              62,172      6,473,660
Progressive Corp. (The)                                  50,000      3,437,500
Providian Corp.                                          46,794      2,199,318
Provident Companies Inc.                                 18,789        697,542
Seafield Capital Corp.                                   35,960      1,269,838
St. Paul Cos., Inc.                                     130,280      7,083,975
Torchmark Corp.                                          31,425      1,520,184
                                                                  ------------
                                                                  $ 68,820,231
                                                                  ------------
MEDICAL PRODUCTS - 6.6%
Abbott Laboratories                                      80,000   $  4,050,000
Bausch & Lomb Inc.                                      145,574      4,913,121
Baxter International, Inc.                              170,828      7,110,716
Boston Scientific Corp.*                                255,000     13,865,625
Johnson & Johnson                                       449,040     22,115,220
Medtronic, Inc.                                          72,000      4,635,000
Sofamor Danek Group, Inc.*                              173,000      4,757,500
                                                                  ------------
                                                                  $ 61,447,182
                                                                  ------------
METALS - 0.6%
Inco Ltd.                                               124,000   $  3,937,000
Nucor Corp.                                              40,000      1,895,000
                                                                  ------------
                                                                  $  5,832,000
                                                                  ------------
NATURAL GAS UTILITIES - 0.4%
Enron Oil & Gas Co.                                     100,000   $  2,575,000
Sonat, Inc.                                              27,200      1,339,600
                                                                  ------------
                                                                  $  3,914,600
                                                                  ------------
OIL & GAS - EXPLORATION & PRODUCTION - 2.2%
Anadarko Petroleum Corp.                                161,000   $ 10,243,625
Apache Corp.                                             66,440      2,358,626
Louisiana Land & Exploration Corp.                       25,000      1,421,875
Triton Energy Ltd.*                                     100,000      4,462,500
Union Pacific Resources Group, Inc.                      79,796      2,194,386
                                                                  ------------
                                                                  $ 20,681,012
                                                                  ------------

OIL & GAS - EQUIPMENT & SERVICES - 2.5%
Baker Hughes, Inc.                                       39,234   $  1,397,711
Dresser Industries, Inc.                                 79,800      2,623,425
Halliburton Co.                                          50,700      2,870,888
Schlumberger Ltd.                                       168,393     16,691,956
                                                                  ------------
                                                                  $ 23,583,980
                                                                  ------------

OIL & GAS - INTEGRATED - 3.1%
Amoco Corp.                                              47,928   $  3,630,546
Atlantic Richfield Co.                                   20,883      2,766,998
Chevron Corp.                                            55,600      3,655,700
Exxon Corp.                                             100,704      8,924,892
Mobil Corp.                                              74,333      8,678,378
Murphy Oil Corp.                                         29,700      1,466,438
                                                                  ------------
                                                                  $ 29,122,951
                                                                  ------------

PAPER & FOREST PRODUCTS - 1.0%
Allegiance Corp.                                         22,661   $    424,894
Champion International Corp.                             41,484      1,804,554
Union Camp Corp.                                         80,309      3,915,064
Weyerhaeuser Co.                                         61,630      2,827,276
                                                                  ------------
                                                                  $  8,971,788
                                                                  ------------

PHOTOGRAPHY - 1.0%
Eastman Kodak Co.                                       122,181   $  9,743,935
                                                                  ------------

PRINTING & BUSINESS FORMS - 1.1%
American Business Products Inc. GA                      146,497   $  3,259,558
Bowne & Co. Inc.                                         91,770      2,145,124
Deluxe Corp.                                             57,150      1,864,519
Donnelley, (R.R.) & Sons Co.                             47,896      1,454,841
Harland, (John H.) Co.                                   51,540      1,604,183
Moore Corp., Ltd.                                        19,075        386,269
                                                                  ------------
                                                                  $ 10,714,493
                                                                  ------------

PUBLISHING - 2.7%
Gannett Co., Inc.                                       130,450   $  9,897,894
Harcourt General, Inc.                                   90,000      4,477,500
Houghton Mifflin Co.                                     63,700      3,161,113
McGraw-Hill Inc.                                         25,608      1,200,375
Times Mirror Co. Class A                                151,670      7,014,738
                                                                  ------------
                                                                  $ 25,751,619
                                                                  ------------
RESTAURANTS - 0.7%
McDonald's Corp.                                        143,100   $  6,350,063
                                                                  ------------
RETAIL - GENERAL - 0.8%
Wal-Mart Stores, Inc.                                   274,390   $  7,305,634
                                                                  ------------
RETAIL - FOOD & DRUG - 0.6%
Albertson's, Inc.                                       156,048   $  5,364,150
                                                                  ------------

RETAIL - SPECIALTY & APPAREL - 2.5%
Home Depot, Inc. (The)                                  255,000   $ 13,961,250
Toys 'R' Us, Inc.*                                      287,075      9,724,666
                                                                  ------------
                                                                  $ 23,685,916
                                                                  ------------
SPECIALTY - CHEMICALS & MATERIALS - 6.1%
Corning Inc.                                            100,000   $  3,875,000
Dexter Corp.                                             47,829      1,482,697
Dionex Corp.*                                           181,070      6,925,928
Great Lakes Chemical Corp.                               68,720      3,582,030
International Flavors & Fragrances, Inc.                148,101      6,127,679
International Specialty Products Inc.                    59,000        641,625
Loctite Corp.                                           177,167     10,386,415
Memtec Ltd. Sponsored ADR                                77,500      2,644,688
Millipore Corp.                                         151,440      5,300,400
Minnesota Mining & Manufacturing Co.                     26,288      2,014,318
Nalco Chemical Co.                                      196,020      7,130,228
Sealed Air Corp.*                                       180,000      6,997,500
                                                                  ------------
                                                                  $ 57,108,508
                                                                  ------------
TOBACCO - 0.0%
Schweitzer-Mauduit International Inc.                     5,731   $    176,228
                                                                  ------------
TRANSPORTATION - 0.8%
CSX Corp.                                                15,270   $    658,519
Flightsafety International, Ltd.                         35,000      1,728,125
Union Pacific Corp.                                      94,210      5,287,536
                                                                  ------------
                                                                  $  7,674,180
                                                                  ------------

    TOTAL COMMON STOCKS
      (IDENTIFIED COST, $237,105,867)                             $916,829,437
                                                                  ------------

------------------------------------------------------------------------------
                        SHORT-TERM OBLIGATIONS - 2.1%
------------------------------------------------------------------------------
NAME OF COMPANY                                      FACE AMOUNT     VALUE
------------------------------------------------------------------------------
Ford Motor Credit Company, 5.35% due 11/6/96          10,000,000  $  9,992,570
Prudential Funding Corporation, 5.60% due 11/1/96      9,626,000     9,626,000
                                                                  ------------
TOTAL SHORT-TERM OBLIGATIONS AT AMORTIZED COST                    $ 19,618,570
                                                                  ------------

TOTAL INVESTMENTS (IDENTIFIED COST,
  $256,724,437) - 100%                                            $936,448,007
OTHER ASSETS, LESS LIABILITIES - 0.0%                                  351,563
                                                                  ------------
NET ASSETS - 100%                                                 $936,799,570
                                                                  ============

*Non-income producing security.

                      See notes to financial statements

------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

                     STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------
                               October 31, 1996
------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Note 1A) (identified cost,
    $256,724,437)                                               $936,448,007
  Cash                                                                30,274
  Receivable for investments sold                                    504,059
  Dividends receivable                                               572,932
  Deferred organization expenses (Note 1C)                             8,879
  Other assets                                                        64,669
                                                                ------------
      Total assets                                              $937,628,820
LIABILITIES:
  Payable for investments purchased                   $798,425
  Payable to affiliate --
    Trustees' fees                                       1,406
  Accrued expenses                                      29,419
                                                      --------
      Total liabilities                                              829,250
                                                                ------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO       $936,799,570
                                                                ============
SOURCES OF NET ASSETS:
  Net proceeds from capital contributions and
    withdrawals                                                 $257,075,830
  Unrealized appreciation of investments (computed
    on the basis of identified cost)                             679,723,740
                                                                ------------
      Total                                                     $936,799,570
                                                                ============

                      See notes to financial statements

                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995 to October 31, 1996
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income --
    Dividends (net of foreign withholding taxes
      of $25,573)                                                   $  4,931,924
    Interest                                                             442,263
                                                                    ------------
        Total income                                                $  5,374,187
  Expenses --
    Investment adviser fee (Note 2)                   $  2,116,576
    Compensation of Trustees not members of the
      Investment Adviser's organization (Note 2)             9,500
    Custodian fee                                          125,097
    Legal and accounting services                            1,200
    Amortization of organization expenses (Note 1C)          2,007
    Miscellaneous                                           15,099
                                                      ------------
        Total expenses                                                 2,269,479
                                                                    ------------
          Net investment income                                     $  3,104,708
                                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments, computed on
    the basis of identified cost                      $  9,582,500
  Unrealized appreciation of investments               679,723,740
                                                      ------------
        Net realized and unrealized gain on
          investments                                                689,306,240
                                                                    ------------
          Net increase in net assets from operations                $692,410,948
                                                                    ============

                      See notes to financial statements

                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995, to October 31, 1996
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS:
  From operations --
    Net investment income                                          $  3,104,708
    Net realized gain on investments                                  9,582,500
    Unrealized appreciation of investments                          679,723,740
                                                                   ------------
      Net increase in net assets from operations                   $692,410,948
                                                                   ------------
  Capital transactions --
    Contributions                                                  $261,250,662
    Withdrawals                                                     (16,962,050)
                                                                   ------------
      Increase in net assets from capital transactions             $244,288,612
                                                                   ------------
        Total increase in net assets                               $936,699,560

NET ASSETS:
  At beginning of period                                                100,010
                                                                    -----------
  At end of period                                                 $936,799,570
                                                                   ============


--------------------------------------------------------------------------------
                              SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
For the period from the start of business, December 1, 1995 to October 31, 1996
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Expenses                                                              0.66%+
  Net investment income                                                 0.91%+
PORTFOLIO TURNOVER                                                         3%
AVERAGE COMMISSION RATE PAID(1)                                       $0.0585
  + Annualized.
(1) Average commission rate paid is computed by dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged.

                      See notes to financial statements

                       ----------------------------------
                         NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Tax-Managed Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. Investment operations began on December 1, 1995, with the acquisition of investments with a value of $115,586,248, including unrealized appreciation of $96,618,064, in exchange for an interest in the Portfolio by one of the Portfolio's investors. During the period, additional investors contributed securities with a value of $698,990,556, including unrealized appreciation of $512,467,715. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME TAXES -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

C. DEFERRED ORGANIZATION EXPENSES -- Costs incurred by the Portfolio in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

D. FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

F. USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

------------------------------------------------------------------------------
(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The investment adviser fee is earned by Boston Management and Research (BMR) a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period from the start of business, December 1, 1995, to October 31, 1996 the adviser fee was 0.618% of average net assets. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1996, no significant amounts have been deferred. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

------------------------------------------------------------------------------
(3) INVESTMENT TRANSACTIONS
Purchases and sales of investments, other than short-term obligations, aggregated $138,926,860 and $9,308,829, respectively.

------------------------------------------------------------------------------
(4) FEDERAL INCOME TAX BASIS OF INVESTMENT
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $256,724,437
                                                                 ============
Gross unrealized appreciation                                    $682,343,349
Gross unrealized depreciation                                       2,619,609
                                                                 ------------
  Net unrealized appreciation                                    $679,723,740
                                                                 ============


-------------------------------------------------------------------------------
(5) FINANCIAL INSTRUMENTS
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

  The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

  The Portfolio did not have any open obligations under these financial instruments at October 31, 1996.

------------------------------------------------------------------------------
(6) LINE OF CREDIT
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a bank. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above either the bank's base rate, a variable adjusted certificate of deposit rate, or a Eurodollar rate. In addition, a fee computed at an annual rate of 0.15% on the average daily amount of the unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.

                                                                    [LOGO]
EV TRADITIONAL                                               EATON VANCE
                                                             -------------------
TAX-MANAGED                                                      MUTUAL FUNDS

GROWTH

FUND



STATEMENT OF

ADDITIONAL INFORMATION


FEBRUARY 1, 1997





EV TRADITIONAL
TAX-MANAGED GROWTH FUND
24 FEDERAL STREET
BOSTON, MA 02110


--------------------------------------------------------------------------------
INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
Boston Management and Research, 24 Federal Street, Boston, MA 02110

FUND ADMINISTRATOR
Eaton Vance Management, 24 Federal Street, Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc., 24 Federal Street, Boston, MA 02110
  (800) 225-6265

CUSTODIAN
Investors Bank & Trust Company, 89 South Street, Boston, MA 02111


TRANSFER AGENT
First Data Investor Services Group, P.O. Box 5123, Westborough, MA 01581-5123
  (800) 262-1122


AUDITORS
Deloitte & Touche LLP, 125 Summer Street, Boston, MA 02110
                                                                         T-TGSAI

                                    PART C
                              OTHER INFORMATION


ITEM 24:  FINANCIAL STATEMENTS AND EXHIBITS

 (A) FINANCIAL STATEMENTS


          INCLUDED IN PART A:
            FOR EV CLASSIC TAX-MANAGED GROWTH FUND:
                Financial Highlights for the period from the start of business,
                    August 2, 1996 through October 31, 1996.
            FOR EV MARATHON TAX-MANAGED GROWTH FUND:
                Financial Highlights for the period from the start of business,
                    March 28, 1996, through October 31, 1996.
            FOR EV TRADITIONAL TAX-MANAGED GROWTH FUND:
                Financial Highlights for the period from the start of business,
                    March 28, 1996, through October 31, 1996.

          INCLUDED IN PART B:
              For:
                  EV Classic Tax-Managed Growth Fund
                  EV Marathon Tax-Managed Growth Fund
                  EV Traditional Tax-Managed Growth Fund

              The Financial Statements for the above-referenced Funds for the time periods set forth in the Funds' Annual Reports dated October 31, 1996 include:
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statements of Changes in Net Assets
                      Financial Highlights
                      Notes to Financial Statements

              For:
                  Tax-Managed Growth Portfolio

              The Financial Statements for the time period set forth in the
                  Funds' Annual Reports dated October 31, 1996 include:
                      Portfolio of Investments
                      Statement of Assets and Liabilities
                      Statement of Operations
                      Statement of Changes in Net Assets
                      Supplementary Data
                      Notes to Financial Statements


 (B) EXHIBITS:

   (1)(a) Amended and Restated Declaration of Trust dated August 17, 1993 filed as Exhibit (1)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Amendment to Declaration of Trust dated July 10, 1995 filed as Exhibit (1)(b) to Post- Effective Amendment No. 23 and incorporated herein by reference.

      (c) Amendment and Restatement of Establishment and Designation of Series dated October 23, 1995 filed as Exhibit (1)(c) to Post-Effective Amendment No. 26 and incorporated herein by reference.


      (d) Amendment and Restatement of Establishment and Designation of Series of Shares dated May 7, 1996 filed as Exhibit
                    (1)(d) to Post-Effective Amendment No. 30 and incorporated herein by reference.

      (e) Establishment and Designation of Classes of Shares of Beneficial Interest dated November 18, 1996 filed herewith.


   (2)(a)           By-Laws (As Amended November 3, 1986) filed as Exhibit
                    (2)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Amendment to By-Laws of Eaton Vance Government Obligations Trust dated December 13, 1993 filed as Exhibit (2)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

   (3)              Not applicable

   (4)              Not applicable

   (5)(a) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 filed as Exhibit (5)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Tax Free Reserves dated August 15, 1995 filed as Exhibit (5)(b) to Post-Effective Amendment No. 25 and incorporated herein by reference.

   (6)(a)(1)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for Eaton Vance Government Obligations Trust (now EV Traditional Government Obligations Fund) dated July 9, 1984 filed as Exhibit (6)(a)(1) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (2)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (6)(a)(2) to Post-Effective Amendment No. 23 and incorporated herein by reference.

         (3) Amended Distribution Agreement with Eaton Vance Distributors, Inc. for EV Classic Government Obligations Fund dated January 27, 1995 filed as Exhibit (6)(a)(3) to Post-Effective Amendment No. 22 and incorporated herein by reference.

         (4)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Marathon Government Obligations Fund dated October 28, 1993 filed as Exhibit (6)(a)(3) to Post-Effective Amendment No. 2 and incorporated herein by reference.

         (5)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Marathon High Income Fund dated July 31, 1995 filed as Exhibit (6)(a)(5) to Post-Effective Amendment No. 25 and incorporated herein by reference.

         (6)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Classic High Income Fund dated July 31, 1995 filed as Exhibit (6)(a)(6) to Post-Effective Amendment No. 25 and incorporated herein by reference.

         (7)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Classic Strategic Income Fund dated August 15, 1995 filed as Exhibit (6)(a)(7) to Post-Effective Amendment No. 24 and incorporated herein by reference.

         (8)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Marathon Strategic Income Fund dated August 15, 1995 filed as Exhibit (6)(a)(8) to Post-Effective Amendment No. 24 and incorporated herein by reference.

         (9) Distribution Agreement between Eaton Vance Cash Management Fund and Eaton Vance Distributors, Inc. dated August 15, 1995, filed as Exhibit (6)(a)(9) to Post-Effective Amendment No. 25 and incorporated herein by reference.

        (10)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for Eaton Vance Liquid Assets Fund dated August 15, 1995 filed as Exhibit (6)(a)(10) to Post-Effective Amendment No. 25 and incorporated herein by reference.

        (11)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for Eaton Vance Money Market Fund dated August 15, 1995 filed as Exhibit (6)(a)(11) to Post-Effective Amendment No. 25 and incorporated herein by reference.

        (12) Distribution Agreement between Eaton Vance Tax Free Reserves and Eaton Vance Distributors, Inc. dated August 15, 1995 filed as Exhibit (6)(a)(12) to Post-Effective Amendment No. 25 and incorporated herein by reference.

        (13)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Marathon Tax-Managed Growth Fund dated March 20, 1996 filed as Exhibit (6)(a)(13) to Post-Effective Amendment No. 28 and incorporated herein by reference.

        (14)        Distribution Agreement with Eaton Vance Distributors, Inc.
                    for EV Traditional Tax- Managed Growth Fund dated March 20, 1996 filed as Exhibit (6)(a)(14) to Post-Effective Amendment No. 28 and incorporated herein by reference.


        (15) Distribution Agreement with EV Distributors, Inc. for EV Classic Tax-Managed Growth Fund dated May 7, 1996 filed as Exhibit (6)(a)(15) to Post-Effective Amendment No. 30 and incorporated herein by reference.


      (b) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 61 and incorporated herein by reference.

      (c) Schedule of Dealer Discounts and Sales Charges filed as Exhibit (6)(c) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and incorporated herein by reference.

   (7) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

   (8)(a) Custodian Agreement with Investors Bank & Trust Company dated October 15, 1992 filed as Exhibit (8) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Amendment to Custodian Agreement with Investors Bank & Trust Company dated October 23, 1995 filed as Exhibit (8)(b) to Post-Effective Amendment No. 27 and incorporated herein by reference.

   (9)(a) Amended Administrative Services Agreement between Eaton Vance Mutual Funds Trust (on behalf of each of its series) and Eaton Vance Management dated July 31, 1995, with attached schedules (including Amended Schedule A dated October 23, 1995) under Rule 8b-31 under the Investment Company Act of 1940, as amended, filed as Exhibit (9)(a) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (b)           Transfer Agency Agreement dated June 7, 1989 filed as
                    Exhibit 9(d) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and incorporated herein by reference.

      (c) Amendment to Transfer Agency Agreement dated February 1, 1993 filed as Exhibit 9(e) to the Registration Statement of Eaton Vance Growth Trust Post-Effective Amendment No. 59 and incorporated herein by reference.


      (d) Amended Schedule A to Administrative Services Agreement dated May 7, 1996 filed as Exhibit (9)(d) to Post-Effective Amendment No. 30 and incorporated herein by reference.


  (10)              Not applicable


  (11)              Not applicable

  (13)              Not applicable


  (14)(a) Vance, Sanders Profit Sharing Retirement Plan for Self-Employed Persons with Adoption Agreement and instructions filed as Exhibit No. 14(1) to Post-Effective Amendment #22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (b) Eaton & Howard, Vance Sanders Defined Contribution Prototype Plan and Trust with Adoption Agreements (1) Basic Profit-Sharing Retirement Plan, (2) Basic Money Purchase Pension Plan, (3) Thrift Plan Qualifying as Profit Sharing Plan, (4) Thrift Plan Qualifying as Money Purchase Plan, (5) Integrated Profit Sharing Retirement Plan, (6) Integrated Money Purchase Pension Plan filed as Exhibit 14(2) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (c) Individual Retirement Custodial Account (Form 5305-A) and Investment Instruction Form filed as Exhibit 14(3) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

      (d) Eaton & Howard, Vance Sanders Variable Pension Prototype Plan and Trust with Adoption Agreement filed as Exhibit 14(b) to Post-Effective Amendment No. 22 on Form N-1 under the Securities Act of 1933 (File No. 2-28471) and incorporated herein by reference.

  (15)(a) Service Plan for Eaton Vance Government Obligations Fund (now EV Traditional Government Obligations Fund) dated July 7, 1993 filed as Exhibit (15)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Eaton Vance Short-Term Treasury Fund dated February 4, 1991 as Amended and Restated February 25, 1991 filed as Exhibit (15)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (c) Amended Distribution Plan for EV Classic Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated January 27, 1995 filed as Exhibit
                    (15)(c) to Post-Effective Amendment No. 22 and incorporated herein by reference.

      (d) Distribution Plan for EV Marathon Government Obligations Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated October 28, 1993 filed as Exhibit (15) (d) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (e) Distribution Plan for EV Marathon High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(e) to Post- Effective Amendment No. 25 and incorporated herein by reference.

      (f) Distribution Plan for EV Classic High Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(f) to Post- Effective Amendment No. 25 and incorporated herein by reference.

      (g) Distribution Plan for EV Classic Strategic Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(g) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (h) Distribution Plan for EV Marathon Strategic Income Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(h) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (i) Distribution Plan for Eaton Vance Liquid Assets Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(i) to Post-Effective Amendment No. 25 and incorporated herein by reference.

      (j) Distribution Plan for Eaton Vance Money Market Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 19, 1995 filed as Exhibit (15)(j) to Post- Effective Amendment No. 25 and incorporated herein by reference.

      (k) Distribution Plan for EV ---Marathon ---Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, dated March 20, 1996, filed as Exhibit (15) (k) to Post-Effective Amendment No. 28 and incorporated herein by reference.

      (l) Service Plan for EV Traditional Tax-Managed Growth Fund dated March 20, 1996 filed as Exhibit (15)(l) to Post-Effective Amendment No. 28 and incorporated herein by reference.


      (m) Distribution Plan for EV Classic Tax-Managed Growth Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 1, 1996 filed as Exhibit (15)(m) to Post-Effective Amendment No. 30 and incorporated herein by reference.


  (16) Schedules for Computation of Performance Quotations filed herewith.

  (17)(a) Power of Attorney for Eaton Vance Mutual Funds Trust dated July 11, 1995 filed as Exhibit (17)(a) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (b) Power of Attorney for Government Obligations Portfolio dated June 19, 1995 filed as Exhibit (17)(b) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (c) Power of Attorney for High Income Portfolio dated June 19, 1995 filed as Exhibit (17) (c) to Post-Effective Amendment No. 23 and incorporated herein by reference.

      (d) Power of Attorney for Strategic Income Portfolio dated August 7, 1995 filed as Exhibit (17)(d) to Post-Effective Amendment No. 24 and incorporated herein by reference.

      (e) Power of Attorney for Cash Management Portfolio dated August 7, 1995 filed as Exhibit (17)(e) to Post-Effective Amendment No. 25 and incorporated herein by reference.

      (f) Power of Attorney for Tax-Managed Growth Portfolio dated October 23, 1995 filed as Exhibit (17)(f) to Post-Effective Amendment No. 26 and incorporated herein by reference.


  (18) Multiple Class Plan for Institutional Shares dated November 18, 1996 filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES


                            (1)                                                      (2)
                      TITLE OF CLASS                                      NUMBER OF RECORD HOLDERS
      Shares of beneficial interest without par value                      as of October 31, 1996
           Eaton Vance Short-Term Treasury Fund                                        67
          EV Classic Government Obligations Fund                                      893
          EV Marathon Government Obligations Fund                                   3,443
        EV Traditional Government Obligations Fund                                  9,712
                EV Classic High Income Fund                                           327
               EV Marathon High Income Fund                                        15,793
             EV Classic Strategic Income Fund                                          15
             EV Marathon Strategic Income Fund                                      5,672
            EV Classic Tax-Managed Growth Fund                                        246
            EV Marathon Tax-Managed Growth Fund                                     2,129
          EV Traditional Tax-Managed Growth Fund                                      926
             Eaton Vance Cash Management Fund                                       2,192
              Eaton Vance Liquid Assets Fund                                          612
               Eaton Vance Money Market Fund                                          654
               Eaton Vance Tax Free Reserves                                          178


ITEM 27.  INDEMNIFICATION
    Article IV of the Trust's Amended and Restated Declaration of Trust, dated August 17, 1993 permits Trustee and officer indemnification by By-law, contract and vote. Article XI of the By-laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering insured by reason of negligent errors and omissions committed in their capacities as such.

    The distribution agreements of the Trust also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
    Reference is made to the information set forth under the captions "Investment Adviser and Administrator" or "Investment Adiviser" in the Statements of Additional Information which information is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS


    (A) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the investment companies named below:

        EV Classic California Municipals Fund
        EV Classic Connecticut Municipals Fund
        EV Classic Florida Insured Municipals Fund
        EV Classic Florida Limited Maturity Municipals Fund
        EV Classic Florida Municipals Fund
        EV Classic Government Obligations Fund
        EV Classic Greater China Growth Fund
        EV Classic Growth Fund
        EV Classic High Income Fund
        EV Classic Information Age Fund
        EV Classic Investors Fund
        EV Classic Massachusetts Limited Maturity Municipals Fund EV Classic National Limited Maturity Municipals Fund
        EV Classic National Municipals Fund
        EV Classic New Jersey Municipals Fund
        EV Classic New York Limited Maturity Municipals Fund
        EV Classic New York Municipals Fund
        EV Classic Pennsylvania Limited Maturity Municipals Fund
        EV Classic Pennsylvania Municipals Fund
        EV Classic Senior Floating-Rate Fund
        EV Classic Strategic Income Fund
        EV Classic Special Equities Fund
        EV Classic Stock Fund
        EV Classic Tax-Managed Growth Fund
        EV Classic Total Return Fund
        EV Marathon Alabama Municipals Fund
        EV Marathon Arizona Municipals Fund
        EV Marathon Arkansas Municipals Fund
        EV Marathon Asian Small Companies Fund
        EV Marathon California Limited Maturity Municipals Fund
        EV Marathon California Municipals Fund
        EV Marathon Colorado Municipals Fund
        EV Marathon Connecticut Limited Maturity Municipals Fund
        EV Marathon Connecticut Municipals Fund
        EV Marathon Emerging Markets Fund
        EV Marathon Florida Insured Municipals Fund
        EV Marathon Florida Limited Maturity Municipals Fund
        EV Marathon Florida Municipals Fund
        EV Marathon Georgia Municipals Fund
        EV Marathon Gold & Natural Resources Fund
        EV Marathon Government Obligations Fund
        EV Marathon Greater China Growth Fund
        EV Marathon Greater India Fund
        EV Marathon Growth Fund
        EV Marathon Hawaii Municipals Fund
        EV Marathon High Income Fund
        EV Marathon High Yield Municipals Fund
        EV Marathon Information Age Fund
        EV Marathon Investors Fund
        EV Marathon Kansas Municipals Fund
        EV Marathon Kentucky Municipals Fund
        EV Marathon Louisiana Municipals Fund
        EV Marathon Maryland Municipals Fund
        EV Marathon Massachusetts Limited Maturity Municipals Fund EV Marathon Massachusetts Municipals Fund
        EV Marathon Michigan Limited Maturity Municipals Fund
        EV Marathon Michigan Municipals Fund
        EV Marathon Minnesota Municipals Fund
        EV Marathon Mississippi Municipals Fund
        EV Marathon Missouri Municipals Fund
        EV Marathon National Limited Maturity Municipals Fund
        EV Marathon National Municipals Fund
        EV Marathon New Jersey Limited Maturity Municipals Fund
        EV Marathon New Jersey Municipals Fund
        EV Marathon New York Limited Maturity Municipals Fund
        EV Marathon New York Municipals Fund
        EV Marathon North Carolina Municipals Fund
        EV Marathon Ohio Limited Maturity Municipals Fund
        EV Marathon Ohio Municipals Fund
        EV Marathon Oregon Municipals Fund
        EV Marathon Pennsylvania Limited Maturity Municipals Fund EV Marathon Pennsylvania Municipals Fund
        EV Marathon Rhode Island Municipals Fund
        EV Marathon Strategic Income Fund
        EV Marathon South Carolina Municipals Fund
        EV Marathon Special Equities Fund
        EV Marathon Stock Fund
        EV Marathon Tax-Managed Growth Fund
        EV Marathon Tennessee Municipals Fund
        EV Marathon Texas Municipals Fund
        EV Marathon Total Return Fund
        EV Marathon Virginia Municipals Fund
        EV Marathon West Virginia Municipals Fund
        EV Marathon Worldwide Health Sciences Fund
        EV Traditional Alabama Municipals Fund
        EV Traditional Arizona Municipals Fund
        EV Traditional Arkansas Municipals Fund
        EV Traditional Asian Small Companies Fund
        EV Traditional California Limited Maturity Municipals Fund EV Traditional California Municipals Fund
        EV Traditional Colorado Municipals Fund
        EV Traditional Connecticut Limited Maturity Municipals Fund EV Traditional Connecticut Municipals Fund
        EV Traditional Emerging Markets Fund
        EV Traditional Florida Insured Municipals Fund
        EV Traditional Florida Limited Maturity Municipals Fund
        EV Traditional Florida Municipals Fund
        EV Traditional Georgia Municipals Fund
        EV Traditional Government Obligations Fund
        EV Traditional Greater China Growth Fund
        EV Traditional Greater India Fund
        EV Traditional Growth Fund
        EV Traditional Hawaii Municipals Fund
        EV Traditional High Yield Municipals Fund
        Eaton Vance Income Fund of Boston
        EV Traditional Information Age Fund
        EV Traditional Investors Fund
        EV Traditional Kansas Municipals Fund
        EV Traditional Kentucky Municipals Fund
        EV Traditional Louisiana Municipals Fund
        EV Traditional Maryland Municipals Fund
        EV Traditional Massachusetts Municipals Fund
        EV Traditional Michigan Limited Maturity Municipals Fund
        EV Traditional Michigan Municipals Fund
        EV Traditional Minnesota Municipals Fund
        EV Traditional Mississippi Municipals Fund
        EV Traditional Missouri Municipals Fund
        Eaton Vance Municipal Bond Fund L.P.
        EV Traditional National Limited Maturity Municipals Fund
        EV Traditional National Municipals Fund
        EV Traditional New Jersey Limited Maturity Municipals Fund EV Traditional New Jersey Municipals Fund
        EV Traditional New York Limited Maturity Municipals Fund
        EV Traditional New York Municipals Fund
        EV Traditional North Carolina Municipals Fund
        EV Traditional Ohio Limited Maturity Municipals Fund
        EV Traditional Ohio Municipals Fund
        EV Traditional Oregon Municipals Fund
        EV Traditional Pennsylvania Municipals Fund
        EV Traditional Rhode Island Municipals Fund
        EV Traditional South Carolina Municipals Fund
        EV Traditional Special Equities Fund
        EV Traditional Stock Fund
        EV Traditional Tax-Managed Growth Fund
        EV Traditional Tennessee Municipals Fund
        EV Traditional Texas Municipals Fund
        EV Traditional Total Return Fund
        EV Traditional Virginia Municipals Fund
        EV Traditional West Virginia Municipals Fund
        EV Traditional Worldwide Health Sciences Fund, Inc.
        Eaton Vance Cash Management Fund
        Eaton Vance Liquid Assets Fund
        Eaton Vance Money Market Fund
        Eaton Vance Prime Rate Reserves
        Eaton Vance Short-Term Treasury Fund
        Eaton Vance Tax Free Reserves
        Massachusetts Municipal Bond Portfolio

    (B)
                  (1)                                            (2)                                           (3)
          NAME AND PRINCIPAL                            POSITIONS AND OFFICES                         POSITIONS AND OFFICE
           BUSINESS ADDRESS                          WITH PRINCIPAL UNDERWRITER                          WITH REGISTRANT
           ----------------                          --------------------------                          ---------------

James B. Hawkes*                               Vice President and Director                        Vice President and Trustee
William M. Steul*                              Vice President and Director                        None
Wharton P. Whitaker*                           President and Director                             None
Chris Berg*                                    Vice President                                     None
H. Day Brigham, Jr.*                           Vice President                                     None
Susan W. Bukima*                               Vice President                                     None
Jeffrey W. Butterfield*                        Vice President                                     None
David B. Carle*                                Vice President                                     None
James S. Comforti*                             Vice President                                     None
Raymond Cox*                                   Vice President                                     None
Mark P. Doman*                                 Vice President                                     None
James Foley*                                   Vice President                                     None
Michael A. Foster*                             Vice President                                     None
William M. Gillen*                             Vice President                                     None
Hugh S. Gilmartin*                             Vice President                                     None
Perry D. Hooker*                               Vice President                                     None
Brian Jacobs*                                  Senior Vice President                              None
Thomas P. Luka*                                Vice President                                     None
Timothy D. McCarthy*                           Vice President                                     None
Joseph T. McMenamin*                           Vice President                                     None
Morgan C. Mohrman*                             Senior Vice President                              None
James A. Naughton*                             Vice President                                     None
Mark D. Nelson*                                Vice President                                     None
Linda D. Newkirk*                              Vice President                                     None
James L. O'Connor*                             Vice President                                     Treasurer
Thomas Otis*                                   Secretary and Clerk                                Secretary
George D. Owen, II*                            Vice President                                     None
F. Anthony Robinson*                           Vice President                                     None
Jay S. Rosoff*                                 Vice President                                     None
Benjamin A. Rowland, Jr.*                      Vice President,                                    None
                                                 Treasurer and Director
John P. Rynne*                                 Vice President                                     None
Kevin Schrader*                                Vice President                                     None
George V.F. Schwab, Jr.*                       Vice President                                     None
Cornelius J. Sullivan*                         Vice President                                     None
David M. Thill*                                Vice President                                     None
Chris Volf*                                    Vice President                                     None
Sue Wilder*                                    Vice President                                     None


----------
*Address is 24 Federal Street, Boston, MA 02110

    (C) Not applicable


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


    All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 89 South Street, Boston, MA 02111 and its transfer agent, First Data Investor Services Group, 4400 Computer Drive, Westborough, MA 01581, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, 24 Federal Street, Boston, MA 02110. Certain corporate documents of High Income Portfolio (the "Portfolio") are also maintained by IBT Trust Company (Cayman), Ltd., The Bank of Nova Scotia Building, P.O. Box 501, George Town, Grand Cayman, Cayman Islands, British West Indies, and certain investor account, Portfolio and the Registrant's accounting records are held by IBT Fund Services (Canada) Inc., 1 First Canadian Place, Kingstreet West, Suite 2800, P.O. Box 231, Toronto, Ontario, Canada M5X 1C8. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

ITEM 31.  MANAGEMENT SERVICES

    Not applicable

ITEM 32.  UNDERTAKINGS


    The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 25th day of November, 1996.


                                    EATON VANCE MUTUAL FUNDS TRUST

                                    By:  /s/ M. DOZIER GARDNER
                                         --------------------------------
                                             M. DOZIER GARDNER, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                 TITLE                                    DATE
                 ---------                                 -----                                    ----

                                                       President, Principal
                                                         Executive Officer and
/s/ M. DOZIER GARDNER                                    Trustee                              November 25, 1996
------------------------------------
    M. DOZIER GARDNER
                                                       Treasurer and Principal
                                                         Financial and Accounting
/s/ JAMES L. O'CONNOR                                    Officer                              November 25, 1996
------------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                                    Vice President, Trustee                November 25, 1996
------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                                  Trustee                                November 25, 1996
------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                              Trustee                                November 25, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                  Trustee                                November 25, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                 Trustee                                November 25, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                   Trustee                                November 25, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
    --------------------------------
         H. DAY BRIGHAM, JR.
         As Attorney-in-fact

                                  SIGNATURES


    Tax-Managed Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 25th day of November, 1996.


                                    TAX-MANAGED GROWTH PORTFOLIO

                                    By:  /s/ M. DOZIER GARDNER
                                         --------------------------------
                                             M. DOZIER GARDNER, President

    This Amendment to the Registration Statement on Form N-1A of Eaton Vance Mutual Funds Trust (File No. 2-90946) has been signed below by the following persons in the capacities and on the dates indicated.

                 SIGNATURE                                 TITLE                                    DATE
                 ---------                                 -----                                    ----

                                                         Trustee, President and
                                                           Principal Executive
/s/ M. DOZIER GARDNER                                      Officer                              November 25, 1996
------------------------------------
    M. DOZIER GARDNER
                                                         Treasurer and Principal
                                                           Financial and Accounting
/s/ JAMES L. O'CONNOR                                      Officer                              November 25, 1996
------------------------------------
    JAMES L. O'CONNOR

/s/ JAMES B. HAWKES                                      Trustee                                November 25, 1996
------------------------------------
    JAMES B. HAWKES

    DONALD R. DWIGHT*                                    Trustee                                November 25, 1996
------------------------------------
    DONALD R. DWIGHT

    SAMUEL L. HAYES, III*                                Trustee                                November 25, 1996
------------------------------------
    SAMUEL L. HAYES, III

    NORTON H. REAMER*                                    Trustee                                November 25, 1996
------------------------------------
    NORTON H. REAMER

    JOHN L. THORNDIKE*                                   Trustee                                November 25, 1996
------------------------------------
    JOHN L. THORNDIKE

    JACK L. TREYNOR*                                     Trustee                                November 25, 1996
------------------------------------
    JACK L. TREYNOR

*By: /s/ H. DAY BRIGHAM, JR.
    --------------------------------
         H. DAY BRIGHAM, JR.
         As Attorney-in-fact

                                EXHIBIT INDEX

                                                                                                 PAGE IN SEQUENTIAL
EXHIBIT NO.                                         DESCRIPTION                                   NUMBERING SYSTEM
-----------                                         -----------                                  ------------------

   (1)(e)             Establishment and Designation of Classes of Shares of Beneficial Interest
                      dated November 18, 1996.
  (16)                Schedules for Calculations of Performance Quotations.
  (18)                Multiple Class Plan for Institutional Shares dated November 18, 1996.